UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                           811-03833

MainStay VP Series Fund, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

 (Address of principal executive offices)                                                                                                                                (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

 (Name and address of agent for service)

Registrant's telephone number, including area code:                                                             (212) 576-7000

Date of fiscal year end:                                                      December 31

Date of reporting period:                                                      March 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended March 31, 2009 is filed herewith.

MainStay VP Balanced Portfolio
Portfolio of Investments ††† March 31, 2009 unaudited

		Shares	Value
	Common Stocks 59.2%†
	Aerospace & Defense 1.8%
	General Dynamics Corp.	17,012	$707,529
	L-3 Communications Holdings, Inc.	1,542	104,548
	Lockheed Martin Corp.	8,895	614,022
	Northrop Grumman Corp.	14,460	631,034
			2,057,133

	Agriculture 1.4%
	Altria Group, Inc.	21,730	348,114
	Archer-Daniels-Midland Co.	10,953	304,274
	Bunge, Ltd.	8,981	508,774
	Lorillard, Inc.	2,809	173,428
	Philip Morris International, Inc.	6,855	243,901
			1,578,491

	Banks 0.9%
	Bank of America Corp.	53,651	365,900
	Capital One Financial Corp.	5,932	72,608
	M&T Bank Corp.	640	28,954
	Regions Financial Corp.	4,722	20,116
	State Street Corp.	3,312	101,943
	U.S. Bancorp	1,333	19,475
	Wells Fargo & Co.	27,198	387,299
			996,295

	Beverages 0.0%‡
	Dr. Pepper Snapple Group, Inc. (a)	1,078	18,229

	Biotechnology 0.6%
	Amgen, Inc. (a)	14,441	715,118

	Chemicals 1.3%
	CF Industries Holdings, Inc.	7,526	535,324
	Monsanto Co.	4,967	412,758
	Mosaic Co. (The)	4,306	180,766
	Sherwin-Williams Co. (The)	4,582	238,127
	Terra Industries, Inc.	4,748	133,371
			1,500,346

	Commercial Services 0.7%
	First Horizon National Corp.	14,160	152,077
	Lender Processing Services, Inc.	5,296	162,111
	Moody's Corp.	22,210	509,053
			823,241

	Computers 3.0%
	Affiliated Computer Services, Inc. Class A (a)	15,806	756,950
	Apple, Inc. (a)	967	101,651
	Computer Sciences Corp. (a)	4,764	175,506
	Dell, Inc. (a)	65,459	620,551
	Hewlett-Packard Co.	21,685	695,221
	International Business Machines Corp.	7,201	697,705
	Western Digital Corp. (a)	14,106	272,810
			3,320,394

	Cosmetics & Personal Care 1.4%
	Avon Products, Inc.	10,165	195,473
	Colgate-Palmolive Co.	11,027	650,372
	Procter & Gamble Co. (The)	14,776	695,802
			1,541,647

	Diversified Financial Services 4.5%
	Ameriprise Financial, Inc.	5,309	108,781
	BlackRock, Inc.	5,223	679,199
	CME Group, Inc.	64	15,769
	Discover Financial Services	14,252	89,930
¤	Goldman Sachs Group, Inc. (The)	8,226	872,121
	IntercontinentalExchange, Inc. (a)	5,323	396,404
	Invesco, Ltd.	22,059	305,738
	Janus Capital Group, Inc.	407	2,707
	JPMorgan Chase & Co.	22,451	596,748
	Morgan Stanley	31,321	713,179
	NASDAQ OMX Group, Inc. (The) (a)	15,768	308,737
	Raymond James Financial, Inc.	5,079	100,056
	T. Rowe Price Group, Inc.	9,683	279,451
	TD Ameritrade Holding Corp. (a)	42,535	587,408
			5,056,228

	Electric 3.2%
	AES Corp. (The) (a)	103,929	603,828
	Alliant Energy Corp.	14,919	368,350
¤	American Electric Power Co., Inc.	32,962	832,620
	DTE Energy Corp.	17,924	496,495
	Edison International	18,300	527,223
	FPL Group, Inc.	4,542	230,416
	Mirant Corp. (a)	42,303	482,254
	Northeast Utilities	2,973	64,187
			3,605,373

	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	13,683	391,060

	Engineering & Construction 0.5%
	Fluor Corp.	7,206	248,967
	Shaw Group, Inc. (The) (a)	12,727	348,847
			597,814

	Food 1.6%
	H.J. Heinz Co.	21,025	695,086
	Kroger Co. (The)	11,953	253,643
	Safeway, Inc.	27,541	556,053
	SUPERVALU, Inc.	17,397	248,429
			1,753,211

	Gas 1.2%
	Energen Corp.	5,936	172,916
	NiSource, Inc.	20,058	196,568
¤	Sempra Energy	21,792	1,007,662
			1,377,146

	Health Care - Products 0.9%
	Becton, Dickinson & Co.	567	38,125
	Johnson & Johnson	7,397	389,082
	Medtronic, Inc.	1,712	50,453
	St. Jude Medical, Inc. (a)	14,685	533,506
			1,011,166

	Health Care - Services 1.1%
	Quest Diagnostics, Inc.	10,566	501,674
	WellPoint, Inc. (a)	18,895	717,443
			1,219,117

	Home Builders 1.3%
	D.R. Horton, Inc.	53,837	522,219
	Lennar Corp. Class A	46,172	346,752
	Pulte Homes, Inc.	49,605	542,182
	Toll Brothers, Inc. (a)	550	9,988
			1,421,141

	Insurance 5.7%
¤	Aflac, Inc.	43,770	847,387
	American Financial Group, Inc.	21,244	340,966
	Arch Capital Group, Ltd. (a)	13,058	703,304
	Assurant, Inc.	18,354	399,750
	Axis Capital Holdings, Ltd.	22,423	505,415
	Chubb Corp. (The)	323	13,669
	CIGNA Corp.	45,739	804,549
	MBIA, Inc. (a)	27,367	125,341
	MetLife, Inc.	26,079	593,819
	Principal Financial Group, Inc.	20,099	164,410
	Prudential Financial, Inc.	27,644	525,789
	Reinsurance Group of America, Inc. Class B	11,884	384,923
	RenaissanceRe Holdings, Ltd.	860	42,518
	Torchmark Corp.	1,258	32,997
	Transatlantic Holdings, Inc.	2,285	81,506
	Unum Group	60,959	761,988
			6,328,331

	Internet 0.9%
	eBay, Inc. (a)	23,646	296,994
	Google, Inc. Class A (a)	1,942	675,932
	Symantec Corp. (a)	2,284	34,123
			1,007,049

	Iron & Steel 0.4%
	Reliance Steel & Aluminum Co.	15,122	398,162

	Machinery - Diversified 0.6%
	AGCO Corp. (a)	1,592	31,203
	Cummins, Inc.	26,032	662,515
			693,718

	Media 3.7%
	Apollo Group, Inc. Class A (a)	9,844	771,081
	Comcast Corp. Class A	52,430	715,145
	Dish Network Corp. Class A (a)	31,387	348,710
¤	Liberty Media Corp. Entertainment Class A (a)	43,492	867,665
	Time Warner Cable, Inc.	7,174	177,915
	Time Warner, Inc.	28,583	551,652
	Walt Disney Co. (The)	36,276	658,772
			4,090,940

	Metal Fabricate & Hardware 0.5%
	Precision Castparts Corp.	8,373	501,543

	Mining 0.2%
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,220	237,044

	Miscellaneous - Manufacturing 2.8%
	Dover Corp.	3,028	79,879
	Eaton Corp.	17,080	629,569
¤	General Electric Co.	94,621	956,618
	Honeywell International, Inc.	8,896	247,842
	ITT Corp.	17,149	659,722
	John Bean Technologies Corp.	11,573	121,054
	Parker Hannifin Corp.	11,598	394,100
			3,088,784

	Oil & Gas 4.7%
	Chevron Corp.	11,935	802,509
	ConocoPhillips	16,367	640,932
	ENSCO International, Inc.	21,322	562,901
	ExxonMobil Corp.	10,705	729,010
	Marathon Oil Corp.	5,095	133,948
	Murphy Oil Corp.	13,261	593,695
	Noble Corp.	17,855	430,127
	Occidental Petroleum Corp.	12,957	721,057
	Questar Corp.	4,161	122,458
	Sunoco, Inc.	18,192	481,724
	Valero Energy Corp.	223	3,992
			5,222,353

	Packaging & Containers 0.3%
	Crown Holdings, Inc. (a)	14,071	319,834
	Sonoco Products Co.	2,075	43,533
			363,367

	Pharmaceuticals 2.5%
	Abbott Laboratories	6,136	292,687
	AmerisourceBergen Corp.	21,089	688,767
	Forest Laboratories, Inc. (a)	36,423	799,849
	Herbalife, Ltd.	11,409	170,907
	Pfizer, Inc.	37,837	515,340
	Sepracor, Inc. (a)	16,247	238,181
	Watson Pharmaceuticals, Inc. (a)	877	27,283
			2,733,014

	Real Estate Investment Trusts 0.0%‡
	CapitalSource, Inc.	4,314	5,263
	Public Storage	329	18,177
	Vornado Realty Trust	50	1,662
			25,102

	Retail 3.3%
	AutoZone, Inc. (a)	2,705	439,887
	Big Lots, Inc. (a)	23,959	497,868
	Coach, Inc. (a)	31,749	530,208
	Gap, Inc. (The)	27,691	359,706
	Polo Ralph Lauren Corp.	5,937	250,838
	Ross Stores, Inc.	15,080	541,071
	TJX Cos., Inc.	6,039	154,840
	Wal-Mart Stores, Inc.	14,542	757,638
	Walgreen Co.	4,087	106,099
	Yum! Brands, Inc.	1,819	49,986
			3,688,141

	Semiconductors 0.7%
	Intel Corp.	53,203	800,705
	LSI Corp. (a)	341	1,037
			801,742

	Software 2.6%
	Activision Blizzard, Inc. (a)	70,961	742,252
	BMC Software, Inc. (a)	21,742	717,486
	Microsoft Corp.	38,017	698,372
	Oracle Corp. (a)	42,109	760,910
			2,919,020

	Telecommunications 4.0%
	American Tower Corp. Class A (a)	11,076	337,043
	AT&T, Inc.	24,228	610,546
	CenturyTel, Inc.	27,086	761,658
	Cisco Systems, Inc. (a)	43,923	736,589
	Juniper Networks, Inc. (a)	8,960	134,938
	PG&E Corp.	14,630	559,159
	Sprint Nextel Corp. (a)	208,622	744,780
	Verizon Communications, Inc.	17,477	527,805
			4,412,518

	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.	14,280	358,000
	Mattel, Inc.	257	2,963
			360,963

	Transportation 0.2%
	Tidewater, Inc.	1,641	60,930
	Union Pacific Corp.	4,909	201,809
			262,739

	Total Common Stocks (Cost $90,771,447)		66,117,680

		Principal Amount	Value
	Long-Term Bonds 38.6%
	Corporate Bonds 12.7%
	Aerospace & Defense 0.8%
	Boeing Co. 6.875%, due 3/15/39	$300,000	300,170
	United Technologies Corp. 6.10%, due 5/15/12	500,000	536,116
			836,286

	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc. 5.25%, due 1/15/11	250,000	242,207

	Banks 1.5%
	Bank of America Corp. 7.75%, due 8/15/15	650,000	525,808
	Bankers Trust Corp. 7.50%, due 11/15/15	247,000	242,287
	HSBC Bank USA N.A. 5.875%, due 11/1/34	300,000	257,664
	Keycorp 6.50%, due 5/14/13	100,000	97,583
	SunTrust Banks, Inc. 7.75%, due 5/1/10	500,000	498,390
			1,621,732

	Beverages 0.2%
	Anheuser-Busch Cos., Inc. 6.00%, due 4/15/11	250,000	257,365

	Commercial Banks 0.0%‡
	Citigroup Cash Collateral 2.25%, due 4/1/39	6,000	6,000

	Diversified Financial Services 3.6%
	American Express Co. 5.50%, due 9/12/16	400,000	328,216
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	391,576
	Citigroup, Inc. 6.50%, due 1/18/11	500,000	478,033
	General Electric Capital Corp. 6.875%, due 1/10/39	350,000	285,457
	Goldman Sachs Group, Inc. (The) 6.875%, due 1/15/11	300,000	303,164
	HSBC Finance Corp. 7.00%, due 5/15/12	200,000	160,540
	John Deere Capital Corp. 7.00%, due 3/15/12	450,000	479,164
	JPMorgan Chase & Co.
	2.625%, due 12/1/10	400,000	408,670
	6.625%, due 3/15/12	350,000	341,859
	MBNA Corp. 7.50%, due 3/15/12	700,000	646,654
	Morgan Stanley 8.00%, due 6/15/10	200,000	196,593
			4,019,926

	Electric 2.0%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	175,000	182,502
	Consolidated Edison Co. of New York 7.50%, due 9/1/10	500,000	529,356
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	500,000	504,369
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	251,131
	Pacificorp 6.00%, due 1/15/39	250,000	246,897
	Peco Energy Co. 5.00%, due 10/1/14	550,000	549,267
			2,263,522

	Food 0.2%
	Campbell Soup Co. 6.75%, due 2/15/11	250,000	269,697

	Gas 0.1%
	Atmos Energy Corp. 8.50%, due 3/15/19	90,000	91,892

	Health Care - Services 0.3%
	CIT Group, Inc. 5.40%, due 3/7/13	100,000	62,373
	Roche Holdings, Inc. 5.00%, due 3/1/14 (b)	300,000	307,058
			369,431

	Household Products & Wares 0.5%
	Kimberly-Clark Corp. 5.00%, due 8/15/13	500,000	524,321

	Media 0.4%
	COX Communications, Inc. 8.375%, due 3/1/39 (b)	250,000	234,563
	Time Warner Cable, Inc.
	6.75%, due 7/1/18	100,000	93,870
	8.25%, due 4/1/19	150,000	154,143
			482,576

	Office & Business Equipment 0.4%
	Pitney Bowes, Inc.
	4.875%, due 8/15/14	250,000	253,017
	5.60%, due 3/15/18	150,000	147,002
			400,019

	Oil & Gas 0.8%
	Chevron Corp. 3.95%, due 3/3/14	300,000	308,091
	ConocoPhillips 8.75%, due 5/25/10	500,000	534,729
			842,820

	Real Estate Investment Trusts 0.2%
	ERP Operating, L.P. 5.25%, due 9/15/14	250,000	200,580

	Retail 0.2%
	Home Depot, Inc. 5.25%, due 12/16/13	250,000	243,587

	Telecommunications 1.2%
	AT&T Corp. 7.30%, due 11/15/11	300,000	322,352
	AT&T, Inc. 6.55%, due 2/15/39	250,000	226,746
	Verizon Communications, Inc. 7.35%, due 4/1/39	350,000	340,921
	Verizon Wireless Capital LLC 5.55%, due 2/1/14 (b)	500,000	500,418
			1,390,437

	Transportation 0.1%
	FedEx Corp. 8.00%, due 1/15/19	150,000	157,868

	Total Corporate Bonds (Cost $14,733,849)		14,220,266

	Mortgage-Backed Securities 0.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Bear Stearns Commercial Mortgage Securities Series 2004-PWR4, Class A3 5.468%, due 6/11/41	200,000	165,813
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB12, Class A4 4.895%, due 9/12/37	100,000	75,283
	Morgan Stanley Capital I Series 2006-T21, Class A4 5.162%, due 10/12/52	200,000	158,722
	Total Mortgage-Backed Securities (Cost $424,323)		399,818

	U.S. Government & Federal Agencies 24.0%
	Federal Home Loan Bank 0.4%
	3.625%, due 5/29/13	400,000	420,871

¤	Federal Home Loan Mortgage Corporation 3.9%
	1.50%, due 1/7/11	500,000	501,514
	3.25%, due 2/25/11	500,000	516,108
	3.75%, due 6/28/13	400,000	424,790
	4.125%, due 10/18/10	400,000	419,112
	4.125%, due 9/27/13	350,000	376,275
	4.75%, due 1/18/11	500,000	530,160
	4.75%, due 1/19/16	500,000	552,551
	5.00%, due 4/18/17	350,000	382,279
	5.125%, due 4/18/11	200,000	214,393
	5.25%, due 4/18/16	350,000	396,050
			4,313,232

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
	4.00%, due 1/1/39	498,324	501,556
	4.50%, due 1/1/39	498,341	509,302
	5.50%, due 10/1/38	464,233	482,218
			1,493,076

¤	Federal National Mortgage Association 4.5%
	2.75%, due 4/11/11	500,000	513,068
	2.75%, due 3/13/14	400,000	404,775
	2.875%, due 12/11/13	350,000	357,781
	3.00%, due 7/12/10	500,000	512,082
	3.625%, due 8/15/11	500,000	524,340
	4.375%, due 9/13/10	500,000	522,900
	4.375%, due 10/15/15	350,000	378,943
	4.50%, due 2/15/11	500,000	528,808
	4.875%, due 5/18/12	500,000	544,819
	5.375%, due 11/15/11	500,000	548,540
	5.50%, due 3/15/11	200,000	215,729
			5,051,785

¤	United States Treasury Notes 13.9%
	0.875%, due 1/31/11	1,840,000	1,844,030
	0.875%, due 2/28/11	2,115,000	2,119,040
	1.25%, due 11/30/10	3,650,000	3,679,528
	1.50%, due 10/31/10	1,000,000	1,011,914
	1.50%, due 12/31/13	555,000	553,612
	1.75%, due 1/31/14	510,000	513,468
	1.75%, due 3/31/14	190,000	190,868
	1.875%, due 2/28/14	185,000	187,024
	2.00%, due 11/30/13	3,402,000	3,472,166
	2.75%, due 10/31/13	1,045,000	1,102,149
	2.75%, due 2/15/19	25,000	25,137
	3.75%, due 11/15/18	745,000	812,110
			15,511,046

	Total U.S. Government & Federal Agencies (Cost $26,516,004)		26,790,010

	Yankee Bonds 1.5% (c)
	Food 0.2%
	Delhaize Group 5.875%, due 2/1/14	220,000	219,934

	Mining 0.2%
	BHP Billiton Finance USA, Ltd. 5.50%, due 4/1/14	250,000	251,724

	Oil & Gas 0.3%
	Shell International Finance B.V. 4.00%, due 3/21/14	350,000	354,911

	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	175,000	177,681

	Pipelines 0.2%
	TransCanada Pipelines, Ltd. 7.625%, due 1/15/39	200,000	197,761

	Telecommunications 0.4%
	Deutsche Telekom International Finance B.V. 6.75%, due 8/20/18	250,000	251,076
	Vodafone Group PLC 5.625%, due 2/27/17	200,000	198,218
			449,294

	Total Yankee Bonds (Cost $1,642,972)		1,651,305

	Total Long-Term Bonds (Cost $43,317,148)		43,061,399

	Short-Term Investments 1.9%
	Repurchase Agreement 0.5%
	State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $600,564 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 8/6/09, with a Principal Amount of $615,000 and a Market Value of $614,447)	600,563	600,563
	Total Repurchase Agreement (Cost $600,563)		600,563

	U.S. Government 1.4%
	United States Treasury Bills
	0.093%, due 4/9/09 (d)	900,000	899,979
	0.136%, due 4/23/09 (d)(e)	600,000	599,948
	0.206%, due 7/16/09 (d)	100,000	99,940
	Total U.S. Government (Cost $1,599,621)		1,599,867
	Total Short-Term Investments (Cost $2,200,184)		2,200,430

	Total Investments (Cost $136,288,779) (g)	99.7%	111,379,509
	Cash and Other Assets,
	Less Liabilities	0.3	318,140
	Net Assets	100.0%	$111,697,649

	Contracts Long	Unrealized Appreciation/ Depreciation (f)
Futures Contracts 0.1%
Standard & Poor's 500 Index Mini June 2009	42	$137,410
United States Treasury Note June 2009 (10 Year)	3	(1,882)
Total Futures Contracts (Settlement Value $2,041,314)		$135,528

¤	Among the Portfolio's 10 largest holdings or issuers, as of March 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2009.
(g)	At March 31, 2009, cost is $136,813,581 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$2,374,449
Gross unrealized depreciation	(27,808,521)
Net unrealized depreciation	$(25,434,072)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$66,117,680	$135,528
Level 2 - Other Significant Observable Inputs	45,261,829	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$111,379,509	$135,528

(a) Other financial instruments include futures.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio
Portfolio of Investments ††† March 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 99.4%†
	Asset-Backed Securities 4.0%
	Automobile 0.2%
	Drive Auto Receivables Trust Series 2005-3, Class A4 5.09%, due 6/15/13 (a)(b)	$777,089	$743,117
	Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	1,000,000	646,396
			1,389,513

	Credit Cards 0.5%
	Nordstrom Private Label Credit Card Series 2007-1, Class A 4.92%, due 5/15/13 (a)	3,000,000	2,816,776

	Diversified Financial Services 0.4%
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (a)	3,051,368	2,438,876

	Home Equity 2.9%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	480,031	296,942
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	857,341	593,279
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,000,000	844,360
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (b)	865,030	646,380
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	1,000,000	578,818
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (c)	1,788,055	438,529
	Series 2006-S5, Class A3 5.762%, due 7/25/36	1,970,287	329,385
	Series 2007-S1, Class A3 5.81%, due 11/25/36	915,845	204,530
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C 5.623%, due 2/25/37	1,000,000	353,117
	Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	254,582
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,500,000	1,140,678
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3 5.532%, due 11/25/36	1,000,000	616,326
	Series 2007-CH2, Class AF3 5.552%, due 1/25/37	1,000,000	606,221
	Series 2007-CH1, Class AF1B 5.935%, due 11/25/36	831,949	800,408
	Series 2006-WF1, Class A6 6.00%, due 7/25/36	1,000,000	482,870
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	2,000,000	1,017,909
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (b)(c)	3,175,000	2,246,590
	Renaissance Home Equity Loan Trust Series 2006-1, Class AF4 6.011%, due 5/25/36 (b)	5,000,000	3,298,261
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	839,641	612,339
	Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (b)	3,750,000	1,618,815
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.955%, due 6/25/33 (b)	1,357,771	645,339
			17,625,678
	Total Asset-Backed Securities (Cost $39,328,627)		24,270,843

	Corporate Bonds 20.4%
	Aerospace & Defense 1.3%
	Boeing Co. 6.875%, due 3/15/39	2,700,000	2,701,534
	Northrop Grumman Corp. 7.75%, due 3/1/16	2,375,000	2,736,978
	Raytheon Co.
	5.375%, due 4/1/13	1,000,000	1,049,162
	6.40%, due 12/15/18	1,175,000	1,282,174
			7,769,848

	Agriculture 0.2%
	Archer-Daniels-Midland Co. 5.45%, due 3/15/18	1,000,000	1,000,668

	Auto Manufacturers 0.3%
	DaimlerChrysler N.A. Holding Corp.
	6.50%, due 11/15/13	1,000,000	906,053
	8.00%, due 6/15/10	1,000,000	995,166
			1,901,219

	Banks 2.1%
	Bank of America Corp.
	2.10%, due 4/30/12	3,000,000	3,006,096
	5.65%, due 5/1/18	3,000,000	2,502,810
	HSBC Bank USA N.A. 7.00%, due 1/15/39	1,000,000	977,846
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	1,550,000	1,452,933
	KeyBank N.A. 5.80%, due 7/1/14	290,000	242,538
	Mellon Financial Corp. 6.40%, due 5/14/11	1,125,000	1,135,109
	Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	750,000	782,617
	PNC Bank N.A. 6.875%, due 4/1/18	1,000,000	974,884
	SunTrust Bank 5.20%, due 1/17/17	875,000	744,581
	Wachovia Bank N.A. 6.60%, due 1/15/38	850,000	672,227
			12,491,641

	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc. 8.20%, due 1/15/39 (a)	1,625,000	1,594,505
	Coca-Cola Enterprises, Inc. 5.00%, due 8/15/13	500,000	521,253
			2,115,758

	Commercial Services 0.1%
	McKesson Corp. 5.25%, due 3/1/13	375,000	371,558

	Diversified Financial Services 3.9%
	American Express Credit Corp. 7.30%, due 8/20/13	1,500,000	1,392,381
	American General Finance Corp.
	5.20%, due 12/15/11	1,100,000	460,222
	5.375%, due 9/1/09	1,000,000	728,678
	6.90%, due 12/15/17	150,000	52,573
	Citigroup, Inc. 6.125%, due 5/15/18	3,000,000	2,589,411
	General Electric Capital Corp.
	5.625%, due 5/1/18	3,000,000	2,608,563
	5.875%, due 1/14/38	1,000,000	714,286
	6.00%, due 6/15/12	1,500,000	1,478,889
¤	Goldman Sachs Group, Inc. (The)
	1.625%, due 7/15/11	3,000,000	3,002,193
	5.70%, due 9/1/12	1,000,000	970,236
	6.15%, due 4/1/18	2,000,000	1,826,836
	JPMorgan Chase & Co. 4.60%, due 1/17/11	2,000,000	1,995,952
	Merrill Lynch & Co., Inc. 6.875%, due 4/25/18	1,750,000	1,368,663
	Morgan Stanley 6.75%, due 4/15/11	2,000,000	2,001,540
	Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,270,595
			23,461,018

	Electric 3.3%
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	778,553
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	503,460
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,303,588
	Consumers Energy Co. Series F 4.00%, due 5/15/10	3,500,000	3,478,828
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,296,364
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	481,020
	IES Utilities, Inc. Series B 6.75%, due 3/15/11	500,000	513,171
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	904,070
	Nevada Power Co. 6.50%, due 4/15/12	3,500,000	3,554,740
	Peco Energy Co. 5.00%, due 10/1/14	1,500,000	1,498,000
	Pepco Holdings, Inc. 6.45%, due 8/15/12	2,125,000	2,126,184
	South Carolina Electric & Gas Co. 6.50%, due 11/1/18	600,000	658,892
	Union Electric Co.
	5.30%, due 8/1/37	800,000	541,533
	6.70%, due 2/1/19	1,500,000	1,428,780
			20,067,183

	Food 0.9%
	Kellogg Co. Series B 6.60%, due 4/1/11	2,605,000	2,786,793
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,070,368
	Safeway, Inc. 6.25%, due 3/15/14	1,750,000	1,836,329
			5,693,490

	Gas 0.2%
	Atmos Energy Corp.
	4.00%, due 10/15/09	1,000,000	994,485
	8.50%, due 3/15/19	485,000	495,193
			1,489,678

	Health Care - Services 0.5%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	2,700,000	2,763,523

	Insurance 0.6%
	CIGNA Corp. 7.00%, due 1/15/11	500,000	494,039
	Everest Reinsurance Holdings, Inc. 8.75%, due 3/15/10	2,000,000	1,987,590
	Principal Life Income Funding Trust 5.20%, due 11/15/10	1,000,000	1,011,259
			3,492,888

	Machinery - Diversified 0.2%
	Deere & Co. 6.95%, due 4/25/14	1,000,000	1,093,571

	Media 1.2%
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	2,100,000	2,245,801
	COX Communications, Inc. 8.375%, due 3/1/39 (a)	2,300,000	2,157,975
	Time Warner Cable, Inc.
	8.25%, due 4/1/19	1,205,000	1,238,284
	8.75%, due 2/14/19	500,000	530,913
	Time Warner, Inc. 6.50%, due 11/15/36	1,000,000	822,524
			6,995,497

	Mining 0.2%
	Vulcan Materials Co. 6.00%, due 4/1/09	1,500,000	1,500,000

	Oil & Gas 1.1%
	Chevron Corp. 3.95%, due 3/3/14	2,700,000	2,772,816
	Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	621,295
	Occidental Petroleum Corp. 7.00%, due 11/1/13	1,300,000	1,451,445
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	1,670,000
			6,515,556

	Real Estate 0.4%
	AMB Property, L.P. 5.45%, due 12/1/10	2,175,000	1,717,236
	Regency Centers, L.P. 7.95%, due 1/15/11	750,000	690,518
			2,407,754

	Real Estate Investment Trusts 0.6%
	AvalonBay Communities, Inc. 6.625%, due 9/15/11	1,000,000	972,215
	Liberty Property, L.P. 8.50%, due 8/1/10	500,000	479,718
	ProLogis 5.625%, due 11/15/16	500,000	249,901
	Weingarten Realty Investors 7.00%, due 7/15/11	2,000,000	1,861,952
			3,563,786

	Retail 0.1%
	Home Depot, Inc. 5.875%, due 12/16/36	350,000	247,863
	Yum! Brands, Inc. 6.875%, due 11/15/37	500,000	414,548
			662,411

	Telecommunications 2.4%
	AT&T, Inc. 6.55%, due 2/15/39	3,000,000	2,720,946
	Cellco Partnership 8.50%, due 11/15/18 (a)	1,500,000	1,713,481
	Embarq Corp. 7.995%, due 6/1/36	250,000	187,500
	SBC Communications, Inc.
	5.10%, due 9/15/14	1,500,000	1,505,051
	5.875%, due 2/1/12	2,500,000	2,618,680
	Verizon Communications, Inc. 7.35%, due 4/1/39	3,000,000	2,922,180
	Verizon Wireless Capital LLC 5.55%, due 2/1/14 (a)	3,000,000	3,002,508
			14,670,346

	Transportation 0.2%
	FedEx Corp. 8.00%, due 1/15/19	1,300,000	1,368,192

	Trucking & Leasing 0.3%
	TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	1,960,977

	Total Corporate Bonds (Cost $127,362,994)		123,356,562

	Medium Term Note 0.1%

	Diversified Financial Services 0.1%
	Morgan Stanley 6.625%, due 4/1/18	600,000	572,104

	Total Medium Term Note (Cost $616,339)		572,104

	Mortgage-Backed Securities 4.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.8%
	Banc of America Commercial Mortgage, Inc. Series 2006-4, Class A3A 5.60%, due 7/10/46 (c)	1,000,000	795,099
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	1,000,000	700,680
	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-8, Class A4 5.10%, due 8/25/35 (a)(c)	500,000	432,671
¤	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW11, Class A3 5.456%, due 3/11/39 (c)	1,000,000	776,077
	Series 2006-PW11, Class AM 5.456%, due 3/11/39 (c)	500,000	243,934
	Series 2004-PWR4, Class A3 5.468%, due 6/11/41	2,000,000	1,658,127
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	798,107
	Series 2006-PW12, Class AAB 5.693%, due 9/11/38 (c)	1,000,000	860,879
	Series 2007-T28, Class A3 5.793%, due 9/11/42	5,000,000	3,575,481
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.552%, due 2/15/39 (c)	5,000,000	2,462,731
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2005-CB12, Class A4 4.895%, due 9/12/37	1,000,000	752,831
	Series 2007-CIBC19, Class A3 5.747%, due 2/12/49 (c)	6,000,000	3,581,371
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	1,000,000	683,230
	Series 2007-LD12, Class A3 5.99%, due 2/15/51 (c)	1,000,000	719,574
	LB-UBS Commercial Mortgage Trust
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	1,000,000	797,508
	Series 2006-C4, Class AAB 5.857%, due 6/15/32 (c)	1,225,000	1,059,786
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	693,717
	Merrill Lynch Mortgage Trust Series 2005-LC1, Class A3 5.289%, due 1/12/44 (c)	2,500,000	2,121,380
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 5.92%, due 5/12/16 (c)	1,000,000	723,092
	Morgan Stanley Capital I
	Series 2006-T21, Class A4 5.162%, due 10/12/52	2,000,000	1,587,222
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	1,000,000	779,000
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	1,000,000	480,134
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.726%, due 9/25/36 (c)	1,000,000	457,332
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	2,000,000	1,556,770
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	2,000,000	895,950
	Total Mortgage-Backed Securities (Cost $42,126,921)		29,192,683

	U.S. Government & Federal Agencies 66.8%
¤	Federal Home Loan Mortgage Corporation 4.0%
	3.75%, due 6/28/13	10,400,000	11,044,530
	4.125%, due 10/18/10	2,700,000	2,829,003
	4.75%, due 1/19/16	2,000,000	2,210,204
	5.125%, due 4/18/11	3,000,000	3,215,895
	5.50%, due 7/18/16	4,000,000	4,541,980
			23,841,612

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 25.5%
	4.00%, due 1/1/39	4,983,238	5,015,558
	4.50%, due 4/1/22	2,352,968	2,428,165
	4.50%, due 5/1/22	71,021	73,164
	4.50%, due 4/1/23	3,243,067	3,340,954
	4.50%, due 9/1/35	1,804,327	1,844,396
	4.50%, due 2/1/36 TBA (d)	4,000,000	4,082,500
	4.50%, due 5/1/37	1,966,609	2,009,974
	4.50%, due 11/1/37	906,753	926,697
	4.50%, due 1/1/39	996,682	1,018,604
	5.00%, due 10/1/20	1,186,168	1,234,084
	5.00%, due 12/1/20	3,673,075	3,821,452
	5.00%, due 1/1/21	587,120	610,104
	5.00%, due 5/1/21	1,094,425	1,138,635
	5.00%, due 4/1/23	550,439	571,384
	5.00%, due 4/1/35 TBA (d)	2,000,000	2,062,500
	5.00%, due 8/1/35	904,947	935,674
	5.00%, due 8/1/37	4,404,057	4,547,156
	5.00%, due 4/1/38	14,285,203	14,749,367
	5.00%, due 6/1/38	1,885,163	1,946,417
	5.50%, due 12/1/18	962,208	1,010,238
	5.50%, due 9/1/21	1,705,996	1,781,024
	5.50%, due 9/1/22	2,121,433	2,214,282
	5.50%, due 6/1/37	14,940,829	15,519,676
	5.50%, due 7/1/37	7,846,070	8,150,047
	5.50%, due 8/1/37	1,972,390	2,048,806
	5.50%, due 9/1/37	12,914,684	13,415,032
	5.50%, due 10/1/37	3,554,307	3,692,010
	5.50%, due 11/1/37	848,585	881,461
	5.50%, due 12/1/37	3,749,201	3,894,455
	5.50%, due 1/1/38	3,877,753	4,027,987
	5.50%, due 4/1/38	9,418,575	9,783,475
	5.50%, due 8/1/38	2,507,196	2,604,330
	5.50%, due 10/1/38	464,233	482,218
	6.00%, due 7/1/21	2,551,772	2,675,559
	6.00%, due 8/1/36	6,057,834	6,341,145
	6.00%, due 2/1/37	832,297	871,222
	6.00%, due 9/1/37	5,232,718	5,476,622
	6.00%, due 11/1/37	2,371,108	2,481,628
	6.00%, due 10/1/38	10,999,993	11,512,099
	6.50%, due 7/1/17	188,870	198,182
	6.50%, due 11/1/35	249,484	264,224
	6.50%, due 8/1/37	907,978	958,309
	7.00%, due 1/1/33	1,023,019	1,099,183
	7.00%, due 9/1/33	371,524	396,121
			154,136,120

¤	Federal National Mortgage Association 7.9%
	2.75%, due 3/13/14	9,600,000	9,714,595
	3.00%, due 7/12/10	15,000,000	15,362,460
	4.375%, due 9/13/10	10,000,000	10,457,990
	4.625%, due 10/15/13	6,000,000	6,588,384
	4.875%, due 5/18/12	2,000,000	2,179,278
	5.50%, due 3/15/11	3,000,000	3,235,929
			47,538,636

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 7.8%
	4.00%, due 10/1/20	811	826
	4.00%, due 3/1/22	428,996	436,788
	5.00%, due 1/1/21	202,189	210,419
	5.00%, due 8/1/22	1,534,278	1,593,140
	5.00%, due 3/1/23	2,582,677	2,681,760
	5.00%, due 3/1/34	2,171,606	2,246,085
	5.00%, due 4/1/34	6,339,765	6,557,199
	5.00%, due 5/1/37	19,111	19,742
	5.00%, due 2/1/38	464,331	479,650
	5.00%, due 3/1/38	991,002	1,023,695
	5.00%, due 4/1/38	8,816,053	9,106,900
	5.00%, due 5/1/38	1,381,491	1,427,066
	5.00%, due 7/1/38	991,913	1,024,637
	5.50%, due 5/1/16	76,220	79,829
	5.50%, due 1/1/21	21,420	22,395
	5.50%, due 12/1/21	114,228	119,288
	5.50%, due 1/1/22	671,275	701,007
	5.50%, due 2/1/22	52,443	54,739
	5.50%, due 7/1/35	558,593	580,980
	5.50%, due 7/1/37	4,015,028	4,171,326
	5.50%, due 8/1/38	5,070,502	5,267,887
	6.00%, due 2/1/14	212,637	221,260
	6.00%, due 6/1/21	305,561	320,244
	6.00%, due 7/1/21	412,793	432,629
	6.00%, due 1/1/36	18,436	19,290
	6.00%, due 3/1/36	930,701	973,791
	6.50%, due 11/1/09	1,034	1,039
	6.50%, due 10/1/36	1,670,808	1,762,165
	6.50%, due 1/1/37	2,962,645	3,124,636
	6.50%, due 8/1/37	370,260	390,484
	6.50%, due 10/1/37	1,438,353	1,516,918
	7.00%, due 9/1/37	440,996	469,661
	7.00%, due 10/1/37	29,851	31,791
	7.00%, due 11/1/37	27,886	29,698
	7.50%, due 7/1/28	110,762	120,174
			47,219,138

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.4%
	4.50%, due 9/15/35	438,264	449,161
	5.00%, due 1/15/39	451,091	468,665
	5.00%, due 3/15/39	2,000,000	2,077,917
	5.50%, due 7/15/35	1,217,455	1,270,660
	5.50%, due 8/15/35	556,200	580,507
	5.50%, due 5/15/36	713,318	743,600
	5.50%, due 7/15/36	2,741,757	2,858,152
	5.50%, due 5/15/37	36,181	37,711
	5.50%, due 11/15/37	847,940	883,804
	5.50%, due 8/15/38	948,235	988,194
	5.50%, due 11/15/38	995,698	1,037,657
	6.00%, due 1/15/36	1,645,388	1,722,952
	6.00%, due 11/15/37	755,678	791,301
	6.00%, due 12/15/37	5,779,863	6,051,363
	6.00%, due 9/15/38	11,991,286	12,545,315
	6.00%, due 10/15/38	13,714,643	14,348,296
	6.50%, due 1/15/36	711,059	747,221
	6.50%, due 3/15/36	341,087	358,434
	6.50%, due 6/15/36	966,217	1,015,356
	6.50%, due 9/15/36	210,694	221,409
	6.50%, due 7/15/37	1,145,668	1,203,575
	7.00%, due 7/15/31	103,612	111,448
			50,512,698

¤	United States Treasury Bonds 1.6%
	4.375%, due 2/15/38	590,000	670,203
	5.00%, due 5/15/37	3,035,000	3,775,728
	6.25%, due 8/15/23	1,300,000	1,710,313
	8.125%, due 8/15/19	2,256,000	3,271,200
			9,427,444

¤	United States Treasury Notes 11.6%
	0.875%, due 2/28/11	1,500,000	1,502,865
	1.125%, due 1/15/12	2,700,000	2,701,688
	1.50%, due 12/31/13	240,000	239,400
	1.75%, due 3/31/14	1,775,000	1,781,102
	1.875%, due 2/28/14	5,135,000	5,191,177
	2.625%, due 2/29/16	10,075,000	10,332,386
	2.75%, due 2/15/19	20,395,000	20,506,561
	3.75%, due 11/15/18	17,360,000	18,923,789
	4.25%, due 8/15/15	6,550,000	7,462,906
	4.625%, due 11/15/16	1,400,000	1,623,563
			70,265,437

	Total U.S. Government & Federal Agencies (Cost $390,324,123)		402,941,085

	Yankee Bonds 3.3% (e)
	Banks 0.1%
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	800,000	727,115

	Beverages 0.6%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	1,783,948
	Molson Coors Capital Finance ULC 4.85%, due 9/22/10	1,500,000	1,519,970
			3,303,918

	Diversified Financial Services 0.4%
	Rio Tinto Finance USA, Ltd. 5.875%, due 7/15/13	2,725,000	2,443,551

	Electric 0.1%
	E.ON International Finance B.V. 6.65%, due 4/30/38 (a)	850,000	816,237

	Oil & Gas 0.1%
	Shell International Finance B.V. 4.00%, due 3/21/14	750,000	760,523

	Pharmaceuticals 0.3%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	1,575,000	1,599,132

	Pipelines 0.4%
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13	500,000	483,664
	7.25%, due 8/15/38	1,000,000	934,636
	7.625%, due 1/15/39	950,000	939,366
			2,357,666

	Real Estate 0.3%
	Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC 4.375%, due 11/15/10 (a)	2,000,000	1,853,446

	Telecommunications 1.0%
	Deutsche Telekom International Finance B.V. 6.75%, due 8/20/18	1,920,000	1,928,268
	Telecom Italia Capital S.A.
	4.00%, due 1/15/10	375,000	369,294
	5.25%, due 10/1/15	250,000	210,788
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	1,000,000	1,027,528
	Telefonica Europe B.V. 7.75%, due 9/15/10	500,000	522,131
	Vodafone Group PLC 5.625%, due 2/27/17	1,750,000	1,734,406
			5,792,415
	Total Yankee Bonds (Cost $19,565,413)		19,654,003
	Total Long-Term Bonds (Cost $619,324,417)		599,987,280

	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $67,384 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 8/6/09, with a Principal Amount of $70,000 and a Market Value of $69,937).	67,384	67,384
	Total Short-Term Investment (Cost $67,384)		67,384

	Total Investments (Cost $619,391,801) (h)	99.4%	600,054,664
	Cash and Other Assets,
	Less Liabilities	0.6	3,448,796
	Net Assets	100.0%	$603,503,460

	Contracts Long	Unrealized Depreciation (f)
Futures Contracts 0.0%‡
United States Treasury Note June 2009 (10 Year) (g)	223	$(91,002)
Total Futures Contracts (Settlement Value $27,669,422)		$(91,002)

¤	Among the Portfolio's 10 largest issuers, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at March 31, 2009 is $12,050,461, which represents 2.0% of the Portfolio's net assets.
(c)	Floating rate. Rate shown is the rate in effect at March 31, 2009.
(d)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2009 is $6,145,000, which represents 1.0% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2009.
(g)	At March 31, 2009, cash in the amount of $446,000 is segregated as collateral for futures contracts with the broker.
(h)	At March 31, 2009, cost is $619,444,325 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$15,438,023
Gross unrealized depreciation	(34,827,684)
Net unrealized depreciation	$(19,389,661)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$-	$(91,002)
Level 2 - Other Significant Observable Inputs	600,054,664	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$600,054,664	$(91,002)

(a) Other financial instruments include futures contracts.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Capital Appreciation Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 94.9%†
	Aerospace & Defense 3.7%
	Precision Castparts Corp.	117,900	$7,062,210
	United Technologies Corp.	142,500	6,124,650
			13,186,860

	Air Freight & Logistics 0.5%
	United Parcel Service, Inc. Class B	36,700	1,806,374

	Beverages 4.3%
	Coca-Cola Co. (The)	168,000	7,383,600
¤	PepsiCo, Inc.	156,400	8,051,472
			15,435,072

	Biotechnology 3.4%
	Celgene Corp. (a)	146,100	6,486,840
	Gilead Sciences, Inc. (a)	123,400	5,715,888
			12,202,728

	Chemicals 3.2%
	Monsanto Co.	68,500	5,692,350
	Praxair, Inc.	85,400	5,746,566
			11,438,916

	Commercial Banks 0.3%
	PNC Financial Services Group, Inc.	36,300	1,063,227

	Communications Equipment 4.6%
	Cisco Systems, Inc. (a)	123,600	2,072,772
	Juniper Networks, Inc. (a)	152,400	2,295,144
	QUALCOMM, Inc.	188,500	7,334,535
	Research In Motion, Ltd. (a)	111,000	4,780,770
			16,483,221

	Computers & Peripherals 9.1%
¤	Apple, Inc. (a)	83,300	8,756,496
	EMC Corp. (a)	446,300	5,087,820
	Hewlett-Packard Co.	165,400	5,302,724
¤	International Business Machines Corp.	138,500	13,419,265
			32,566,305

	Diversified Financial Services 0.7%
	Bank of America Corp.	164,500	1,121,890
	JPMorgan Chase & Co.	48,000	1,275,840
			2,397,730

	Electronic Equipment & Instruments 2.1%
	Amphenol Corp. Class A	266,700	7,598,283

	Energy Equipment & Services 5.3%
	Baker Hughes, Inc.	69,600	1,987,080
	Cameron International Corp. (a)	187,500	4,111,875
	Halliburton Co.	228,700	3,537,989
	National Oilwell Varco, Inc. (a)	174,000	4,995,540
	Smith International, Inc.	95,600	2,053,488
	Transocean, Ltd. (a)	40,300	2,371,252
			19,057,224

	Food & Staples Retailing 3.8%
	Kroger Co. (The)	182,100	3,864,162
¤	Wal-Mart Stores, Inc.	185,600	9,669,760
			13,533,922
	Food Products 1.3%
	General Mills, Inc.	95,000	4,738,600

	Health Care Equipment & Supplies 4.9%
	Baxter International, Inc.	102,200	5,234,684
	Becton, Dickinson & Co.	80,500	5,412,820
	St. Jude Medical, Inc. (a)	186,600	6,779,178
			17,426,682
	Health Care Providers & Services 2.0%
	Medco Health Solutions, Inc. (a)	170,300	7,040,202

	Hotels, Restaurants & Leisure 1.7%
	McDonald's Corp.	110,100	6,008,157

	Household Products 2.6%
	Colgate-Palmolive Co.	82,400	4,859,952
	Procter & Gamble Co. (The)	94,500	4,450,005
			9,309,957

	Independent Power Producers & Energy Traders 1.6%
	NRG Energy, Inc. (a)	314,700	5,538,720

	Industrial Conglomerates 0.7%
	3M Co.	51,900	2,580,468

	Internet Software & Services 3.5%
	Akamai Technologies, Inc. (a)	278,200	5,397,080
	Google, Inc. Class A (a)	20,100	6,996,006
			12,393,086

	Life Sciences Tools & Services 2.4%
¤	Thermo Fisher Scientific, Inc. (a)	236,800	8,446,656

	Machinery 2.5%
	Caterpillar, Inc.	37,000	1,034,520
	Danaher Corp.	86,900	4,711,718
	Illinois Tool Works, Inc.	105,000	3,239,250
			8,985,488

	Media 3.2%
¤	DIRECTV Group, Inc. (The) (a)	497,900	11,347,141

	Multiline Retail 2.1%
¤	Kohl's Corp. (a)	181,300	7,672,616

	Oil, Gas & Consumable Fuels 2.0%
	Williams Cos., Inc.	281,200	3,200,056
	XTO Energy, Inc.	130,725	4,002,800
			7,202,856

	Pharmaceuticals 4.8%
	Abbott Laboratories	136,600	6,515,820
	Bristol-Myers Squibb Co.	211,200	4,629,504
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	135,800	6,117,790
			17,263,114

	Road & Rail 1.9%
	Norfolk Southern Corp.	130,300	4,397,625
	Union Pacific Corp.	58,700	2,413,157
			6,810,782

	Semiconductors & Semiconductor Equipment 1.5%
	Intel Corp.	363,100	5,464,655

	Software 6.4%
¤	Microsoft Corp.	788,200	14,479,234
¤	Oracle Corp. (a)	423,300	7,649,031
	VMware, Inc. Class A (a)	27,500	649,550
			22,777,815

	Specialty Retail 5.0%
¤	AutoZone, Inc. (a)	56,900	9,253,078
	Lowe's Cos., Inc.	151,900	2,772,175
	TJX Cos., Inc.	229,800	5,892,072
			17,917,325

	Textiles, Apparel & Luxury Goods 2.1%
	Coach, Inc. (a)	189,300	3,161,310
	NIKE, Inc. Class B	38,400	1,800,576
	Polo Ralph Lauren Corp.	57,500	2,429,375
			7,391,261

	Tobacco 1.0%
	Philip Morris International, Inc.	96,000	3,415,680

	Wireless Telecommunication Services 0.7%
	American Tower Corp. Class A (a)	79,800	2,428,314

	Total Common Stocks (Cost $411,612,226)		338,929,437

	Exchange Traded Funds 2.6% (c)
	iShares Russell 1000 Growth Index Fund	215,400	7,554,078
	ProShares Ultra S&P500	83,000	1,637,590
	Total Exchange Traded Funds (Cost $10,333,230)		9,191,668

	Principal Amount	Value
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $10,934,196 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $11,160,000 and a Market Value of $11,157,768)	$10,934,181	10,934,181
Total Short-Term Investment (Cost $10,934,181)		10,934,181

Total Investments (Cost $432,879,637) (d)	100.6%	359,055,286
Liabilities in Excess of
Cash and Other Assets	(0.6)	(2,102,948)
Net Assets	100.0%	$356,952,338

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At March 31, 2009, cost is $434,893,242 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$7,351,262
Gross unrealized depreciation	(83,189,218)
Net unrealized depreciation	$(75,837,956)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$348,121,105
Level 2 - Other Significant Observable Inputs	10,934,181
Level 3 - Significant Unobservable Inputs	-
Total	$359,055,286

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio
Portfolio of Investments March 31, 2009 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 100.2%†
Asset-Backed Securities 2.3%
CNH Equipment Trust Series 2009-A, Class A1 1.736%, due 4/15/10	$4,000,000	$4,000,000
Ford Credit Auto Owner Trust Series 2009-A, Class A1 1.861%, due 11/15/09 (a)	12,000,000	12,000,000
Huntington Auto Trust Series 2009-1A, Class A1 1.988%, due 4/15/10 (a)	4,300,000	4,300,000
Nissan Auto Receivables Owner Trust Series 2009-A, Class A1 1.764%, due 4/15/10	5,000,000	5,000,000
		25,300,000

Commercial Paper 39.5%
Abbot Laboratories
0.25%, due 4/14/09 (a)(b)	8,775,000	8,774,208
1.00%, due 5/22/09 (a)(b)	10,000,000	9,997,450
American Water Capital 1.35%, due 4/15/09 (a)(b)	7,000,000	6,996,733
Basin Electric Power Cooperative
0.38%, due 4/15/09 (a)(b)	1,788,000	1,787,722
0.382%, due 4/17/09 (a)(b)	3,600,000	3,599,360
1.00%, due 4/2/09 (a)(b)	7,000,000	6,999,912
BP Capital Markets PLC 0.94%, due 11/3/09 (a)(b)	10,000,000	9,946,000
Brown-Forman Corp.
0.40%, due 4/17/09 (a)(b)	7,000,000	6,998,942
0.426%, due 5/11/09 (a)(b)	4,880,000	4,877,668
Chevron Corp. 0.50%, due 5/11/09 (b)	16,100,000	16,091,056
Clorox Co. (The) 1.00%, due 4/13/09 (b)	7,000,000	6,997,667
Devon Energy Corp. 1.00%, due 4/13/09 (a)(b)	7,000,000	6,998,250
Eli Lilly & Co. 0.50%, due 7/6/09 (a)(b)	10,000,000	9,986,667
Emerson Electric Co.
0.218%, due 5/11/09 (a)(b)	2,870,000	2,869,298
0.23%, due 4/14/09 (a)(b)	13,225,000	13,223,902
Export Development Corp.
0.35%, due 5/8/09 (b)	15,000,000	14,994,604
0.85%, due 11/9/09 (b)	11,900,000	11,837,624
FPL Group Capital, Inc. 0.178%, due 4/8/09 (a)(b)	12,000,000	11,999,533
General Dynamics Corp.
1.00%, due 4/6/09 (a)(b)	10,000,000	9,999,583
1.00%, due 5/5/09 (a)(b)	5,000,000	4,998,678
General Electric Capital Corp.
0.45%, due 5/5/09 (b)(c)	15,725,000	15,718,317
0.53%, due 6/26/09 (b)(c)	12,000,000	11,984,807
Henkel Corp. 1.00%, due 4/3/09 (a)(b)	5,000,000	4,999,896
Hewlett-Packard Co. 1.00%, due 6/4/09 (a)(b)	7,000,000	6,994,400
HJ Heinz Financial Co. 1.224%, due 4/28/09 (a)(b)	6,500,000	6,493,906
Illinois Tool Works, Inc. 1.00%, due 4/17/09 (b)	10,000,000	9,998,222
Johnson & Johnson 1.00%, due 7/20/09 (a)(b)	10,000,000	9,992,361
Kellogg Co. 1.00%, due 4/20/09 (a)(b)	7,000,000	6,997,229
Merck & Co., Inc. 0.28%, due 4/29/09 (b)	14,000,000	13,998,367
Northern Il Gas Corp. 1.00%, due 4/1/09 (b)	23,000,000	23,000,000
Novartis Financial Corp. (zero coupon), due 4/1/09 (a)(b)	12,300,000	12,300,000
NSTAR Electric Co.
0.188%, due 4/13/09 (b)	12,000,000	11,999,200
0.19%, due 4/14/09 (a)(b)	10,250,000	10,249,260
Parker-Hannifin Corp.
0.50%, due 4/22/09 (a)(b)	19,600,000	19,593,712
1.00%, due 4/21/09 (a)(b)	3,000,000	2,999,250
PepsiCo, Inc. 1.00%, due 4/22/09 (a)(b)	5,000,000	4,999,504
Private Export Funding Corp.
1.00%, due 5/5/09 (a)(b)	15,000,000	14,994,333
1.00%, due 6/2/09 (a)(b)	6,000,000	5,995,350
Procter & Gamble Co. 0.62%, due 8/4/09 (a)(b)	10,000,000	9,978,472
Roche Holding, Inc. 0.193%, due 4/7/09 (a)(b)	13,000,000	12,999,523
Shell International Finance B.V.
1.60%, due 4/2/09 (a)(b)	10,000,000	9,999,556
1.69%, due 4/1/09 (a)(b)	10,000,000	10,000,000
United Technologies Corp. 1.00%, due 4/28/09 (a)(b)	14,000,000	13,998,425
Virginia Electric & Power 1.00%, due 4/29/09 (b)	7,000,000	6,993,467
Wal-Mart Stores, Inc. 0.65%, due 9/21/09 (a)(b)	10,000,000	9,968,764
Wisconsin Energy Corp. 0.879%, due 4/17/09 (a)(b)	7,000,000	6,997,138
		444,218,316

Corporate Bonds 3.4%
Bank of America N.A. 1.361%, due 9/13/10 (c)(d)	8,250,000	8,250,000
General Electric Capital Corp. 1.411%, due 3/11/11 (c)(d)	5,500,000	5,500,000
JPMorgan Chase & Co. 1.625%, due 10/2/09 (d)	2,600,000	2,589,438
Keycorp 1.97%, due 12/15/10 (c)(d)	7,000,000	7,087,101
PNC Funding Corp. 0.584%, due 6/12/09 (d)	5,000,000	4,970,625
Roche Holdings, Inc. 2.249%, due 2/25/10 (a)(d)	9,500,000	9,500,000
World Bank (Discount Notes)
0.35%, due 5/18/09 (b)	10,000,000	9,995,431
0.40%, due 6/10/09 (b)	10,000,000	9,992,222
		57,884,817

Repurchase Agreement 5.4%
Deutsche Bank Securities, Inc. 0.14%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $60,801,236 (Collateralized by various U.S. Government Agencies securities, with rates between 0.165% - 3.625% and maturity dates between 5/21/09 and 5/15/13, with a Principal Amount of $60,127,400 and a Market Value of $61,723,626)	60,801,000	60,801,000

U.S. Government & Federal Agencies 47.5%
Federal Farm Credit Bank 1.12%, due 3/24/10	4,150,000	4,150,000
Federal Farm Credit Bank (Discount Note) 1.05%, due 3/18/10 (b)	11,000,000	10,998,413
Federal Home Loan Bank
1.116%, due 3/26/10 (d)	7,000,000	7,000,506
1.211%, due 2/19/10 (d)	12,750,000	12,764,901
Federal Home Loan Bank (Discount Notes)
0.214%, due 4/21/09 (b)	8,000,000	7,999,022
0.22%, due 4/22/09 (b)	9,225,000	9,223,816
0.22%, due 4/28/09 (b)	8,225,000	8,223,643
0.25%, due 4/7/09 (b)	10,500,000	10,499,563
0.252%, due 4/20/09 (b)	17,450,000	17,447,605
0.26%, due 4/24/09 (b)	17,300,000	17,297,126
0.27%, due 4/3/09 (b)	12,700,000	12,699,810
0.288%, due 5/19/09 (b)	10,825,000	10,820,814
0.31%, due 4/21/09 (b)	17,000,000	16,997,072
0.33%, due 4/13/09 (b)	17,400,000	17,398,086
0.34%, due 4/29/09 (b)	17,000,000	16,995,504
0.38%, due 4/28/09 (b)	8,500,000	8,497,578
0.82%, due 12/4/09 (b)	10,725,000	10,664,660
1.05%, due 2/26/10 (b)	7,000,000	6,998,842
1.10%, due 3/16/10 (b)	11,000,000	10,988,220
Federal Home Loan Mortgage Corporation
0.441%, due 4/7/09 (d)	8,100,000	8,100,000
1.30%, due 4/1/10	7,000,000	7,000,000
1.375%, due 3/16/10	11,000,000	11,000,000
Federal Home Loan Mortgage Corporation (Discount Notes)
0.15%, due 4/1/09 (b)	5,000,000	5,000,000
0.20%, due 5/11/09 (b)	10,000,000	9,997,778
0.25%, due 5/4/09 (b)	36,875,000	36,866,549
0.25%, due 5/26/09 (b)	9,700,000	9,696,295
0.26%, due 5/6/09 (b)	9,000,000	8,997,725
0.373%, due 6/24/09 (b)	11,000,000	10,990,426
0.45%, due 6/23/09 (b)	9,000,000	8,990,663
0.45%, due 8/10/09 (b)	11,000,000	10,981,988
0.483%, due 7/6/09 (b)	12,725,000	12,708,712
0.50%, due 8/11/09 (b)	5,000,000	4,990,833
0.678%, due 9/21/09 (b)	16,000,000	15,948,484
1.15%, due 2/18/10 (b)	5,190,000	5,184,810
Federal National Mortgage Association 3.25%, due 2/10/10	7,000,000	7,132,799
Federal National Mortgage Association (Discount Notes)
0.19%, due 4/27/09 (b)	9,600,000	9,598,683
0.25%, due 5/20/09 (b)	25,350,000	25,341,374
0.27%, due 5/18/09 (b)	9,000,000	8,996,828
0.37%, due 6/17/09 (b)	15,250,000	15,237,940
0.575%, due 8/12/09 (b)	14,850,000	14,818,728
0.63%, due 9/1/09 (b)	14,000,000	13,962,515
0.75%, due 11/2/09 (b)	10,000,000	9,955,208
United States Treasury Bills
0.119%, due 5/14/09 (b)	15,000,000	14,997,850
0.312%, due 5/7/09 (b)	10,000,000	9,996,880
1.61%, due 4/23/09 (b)	20,000,000	19,980,328
		534,138,577

Yankee Bond 0.3% (e)

Procter & Gamble International Funding SCA 1.486%, due 2/8/10 (d)	3,300,000	3,300,000

Total Short-Term Investments (Amortized Cost $1,125,642,710) (f)	100.2%	1,125,642,710
Liabilities in Excess of
Cash and Other Assets	(0.2)	(1,942,448)
Net Assets	100.0%	$1,123,700,262

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Floating rate. Rate shown is the rate in effect at March 31, 2009.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	1,125,642,710
Level 3 - Significant Unobservable Inputs	-
Total	$1,125,642,710

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 98.1%†
	Aerospace & Defense 2.9%
	General Dynamics Corp.	44,719	$1,859,863
	Goodrich Corp.	2,350	89,042
	Honeywell International, Inc.	134,249	3,740,177
	ITT Corp.	12,551	482,837
	L-3 Communications Holdings, Inc.	5,390	365,442
	Lockheed Martin Corp.	37,057	2,558,045
	Northrop Grumman Corp.	91,383	3,987,954
	Precision Castparts Corp.	17,752	1,063,345
	Raytheon Co.	1,843	71,766
	United Technologies Corp.	42,291	1,817,667
			16,036,138

	Air Freight & Logistics 0.9%
	FedEx Corp.	65,918	2,932,692
	United Parcel Service, Inc. Class B	43,364	2,134,376
			5,067,068

	Airlines 0.1%
	Southwest Airlines Co.	81,377	515,116

	Auto Components 0.1%
	BorgWarner, Inc.	10,264	208,359
	Johnson Controls, Inc.	9,599	115,188
			323,547

	Beverages 1.7%
	Coca-Cola Co. (The)	89,446	3,931,152
	Coca-Cola Enterprises, Inc.	34,495	454,989
	Constellation Brands, Inc. Class A (a)	29,966	356,595
	Hansen Natural Corp. (a)	7,353	264,708
	Pepsi Bottling Group, Inc. (The)	48,888	1,082,380
	PepsiCo, Inc.	66,239	3,409,984
			9,499,808

	Biotechnology 1.9%
	Amgen, Inc. (a)	132,907	6,581,555
	Biogen Idec, Inc. (a)	39,940	2,093,655
	Cephalon, Inc. (a)	16,404	1,117,112
	Gilead Sciences, Inc. (a)	15,594	722,314
			10,514,636

	Building Products 0.1%
	Masco Corp.	50,665	353,642

	Capital Markets 2.3%
	Ameriprise Financial, Inc.	65,929	1,350,885
	Bank of New York Mellon Corp. (The)	85,149	2,405,459
	Charles Schwab Corp. (The)	77,449	1,200,459
	Federated Investors, Inc. Class B	29,675	660,565
	Franklin Resources, Inc.	8,601	463,336
	Goldman Sachs Group, Inc. (The)	12,286	1,302,562
	Invesco, Ltd.	120,416	1,668,966
	Morgan Stanley	86,055	1,959,472
	Northern Trust Corp.	19,170	1,146,749
	Raymond James Financial, Inc.	7,625	150,213
	SEI Investments Co.	8,436	103,004
	State Street Corp.	2,579	79,382
	T. Rowe Price Group, Inc.	746	21,530
			12,512,582

	Chemicals 0.8%
	Air Products & Chemicals, Inc.	3,345	188,156
	Airgas, Inc.	16,468	556,783
	Ashland, Inc.	4,073	42,074
	E.I. du Pont de Nemours & Co.	22,826	509,705
	Ecolab, Inc.	1,048	36,397
	Monsanto Co.	15,954	1,325,777
	PPG Industries, Inc.	3,582	132,176
	Rohm & Haas Co.	10,478	826,086
	RPM, Inc.	10,137	129,044
	Scotts Miracle-Gro Co. (The) Class A	8,324	288,843
	Terra Industries, Inc.	11,925	334,973
			4,370,014

	Commercial Banks 1.6%
	Associated Banc-Corp.	24,337	375,763
	BancorpSouth, Inc.	8,479	176,702
	Bank of Hawaii Corp.	3,652	120,443
	BB&T Corp.	84,622	1,431,804
	City National Corp.	268	9,050
	Comerica, Inc.	736	13,476
	Commerce Bancshares, Inc.	13,203	479,269
	Cullen/Frost Bankers, Inc.	15,928	747,660
	First Horizon National Corp.	24,142	259,287
	FirstMerit Corp.	9,727	177,031
	Huntington Bancshares, Inc.	51,356	85,251
	PNC Financial Services Group, Inc.	16,137	472,653
	Provident Bankshares Corp.	49,387	348,178
	Regions Financial Corp.	7,716	32,870
	SunTrust Banks, Inc.	1,197	14,053
	TCF Financial Corp.	22,223	261,343
	U.S. Bancorp	25,283	369,385
	Valley National Bancorp	5,242	64,844
	Wells Fargo & Co.	245,631	3,497,786
	Zions Bancorp	2,578	25,342
			8,962,190

	Commercial Services & Supplies 0.1%
	Avery Dennison Corp.	366	8,177
	R.R. Donnelley & Sons Co.	27,735	203,298
	Stericycle, Inc. (a)	3,390	161,805
	Waste Connections, Inc. (a)	3,142	80,749
	Waste Management, Inc.	3,749	95,974
			550,003

	Communications Equipment 2.5%
¤	Cisco Systems, Inc. (a)	605,668	10,157,052
	F5 Networks, Inc. (a)	3,283	68,779
	Harris Corp.	2,296	66,446
	Juniper Networks, Inc. (a)	35,231	530,579
	Polycom, Inc. (a)	42	647
	QUALCOMM, Inc.	56,003	2,179,077
	Tellabs, Inc. (a)	153,307	702,146
			13,704,726

	Computers & Peripherals 6.9%
	Apple, Inc. (a)	85,637	9,002,161
	Dell, Inc. (a)	33,047	313,286
	Diebold, Inc.	2,179	46,522
	EMC Corp. (a)	333,286	3,799,460
	Hewlett-Packard Co.	261,195	8,373,912
¤	International Business Machines Corp.	124,196	12,033,350
	Lexmark International, Inc. Class A (a)	30,218	509,778
	NCR Corp. (a)	6,049	48,089
	NetApp, Inc. (a)	126,496	1,877,201
	QLogic Corp. (a)	27,335	303,965
	Sun Microsystems, Inc. (a)	11,083	81,128
	Teradata Corp. (a)	48,376	784,659
	Western Digital Corp. (a)	39,721	768,204
			37,941,715

	Construction & Engineering 0.4%
	Fluor Corp.	40,891	1,412,784
	Granite Construction, Inc.	2,056	77,059
	Jacobs Engineering Group, Inc. (a)	716	27,681
	Shaw Group, Inc. (The) (a)	15,064	412,904
	URS Corp. (a)	1,171	47,320
			1,977,748

	Consumer Finance 0.4%
	American Express Co.	51,287	699,042
	Capital One Financial Corp.	83,564	1,022,823
	Discover Financial Services	39,271	247,800
			1,969,665

	Containers & Packaging 0.3%
	Ball Corp.	3,597	156,110
	Bemis Co., Inc.	19,154	401,659
	Pactiv Corp. (a)	18,071	263,656
	Sealed Air Corp.	20,208	278,870
	Sonoco Products Co.	14,653	307,420
			1,407,715

	Diversified Consumer Services 0.7%
	Apollo Group, Inc. Class A (a)	40,918	3,205,107
	Career Education Corp. (a)	14,009	335,656
	DeVry, Inc.	3,792	182,698
			3,723,461

	Diversified Financial Services 1.6%
	Bank of America Corp.	190,744	1,300,874
	Citigroup, Inc.	149,242	377,582
	CME Group, Inc.	1,468	361,701
	IntercontinentalExchange, Inc. (a)	742	55,257
	JPMorgan Chase & Co.	251,593	6,687,342
	Moody's Corp.	6,187	141,806
	NYSE Euronext	867	15,519
			8,940,081

	Diversified Telecommunication Services 3.4%
	AT&T, Inc.	355,929	8,969,411
	Embarq Corp.	22	832
	Qwest Communications International, Inc.	139,283	476,348
¤	Verizon Communications, Inc.	310,715	9,383,593
			18,830,184

	Electric Utilities 1.3%
	DPL, Inc.	4,407	99,334
	Entergy Corp.	4,207	286,455
	Exelon Corp.	58,639	2,661,624
	FPL Group, Inc.	4,860	246,548
	Pinnacle West Capital Corp.	24,215	643,150
	Progress Energy, Inc.	34,701	1,258,258
	Southern Co. (The)	70,577	2,161,068
			7,356,437

	Electrical Equipment 1.0%
	Cooper Industries, Ltd. Class A	54,777	1,416,533
	Emerson Electric Co.	96,050	2,745,109
	Hubbel, Inc. Class B	15,278	411,895
	Rockwell Automation, Inc.	29,466	643,538
			5,217,075

	Electronic Equipment & Instruments 0.6%
	Agilent Technologies, Inc. (a)	63,232	971,876
	Arrow Electronics, Inc. (a)	11,689	222,792
	Avnet, Inc. (a)	27,040	473,471
	Ingram Micro, Inc. Class A (a)	50,883	643,161
	Jabil Circuit, Inc.	31,068	172,738
	Molex, Inc.	54,477	748,514
			3,232,552

	Energy Equipment & Services 1.3%
	Cameron International Corp. (a)	57,264	1,255,800
	Diamond Offshore Drilling, Inc.	26,917	1,692,003
	ENSCO International, Inc.	22,978	606,619
	FMC Technologies, Inc. (a)	12,709	398,681
	National Oilwell Varco, Inc. (a)	12,190	349,975
	Noble Corp.	17,120	412,421
	Pride International, Inc. (a)	2,880	51,782
	Schlumberger, Ltd.	36,124	1,467,357
	Tidewater, Inc.	15,880	589,624
			6,824,262

	Food & Staples Retailing 2.3%
	BJ's Wholesale Club, Inc. (a)	2,258	72,233
	CVS Caremark Corp.	11,163	306,871
	Kroger Co. (The)	10,962	232,614
	Safeway, Inc.	19,555	394,816
	SUPERVALU, Inc.	13,130	187,496
	Sysco Corp.	80,944	1,845,523
¤	Wal-Mart Stores, Inc.	178,787	9,314,803
	Whole Foods Market, Inc.	6,318	106,142
			12,460,498

	Food Products 1.3%
	Archer-Daniels-Midland Co.	91,717	2,547,898
	Campbell Soup Co.	1,470	40,219
	Dean Foods Co. (a)	29,891	540,429
	General Mills, Inc.	36,236	1,807,452
	Hershey Co. (The)	37,932	1,318,137
	Kraft Foods, Inc. Class A	45,564	1,015,622
			7,269,757

	Gas Utilities 0.2%
	Equitable Resources, Inc.	3,569	111,817
	National Fuel Gas Co.	2,345	71,921
	UGI Corp.	32,145	758,943
			942,681

	Health Care Equipment & Supplies 1.2%
	Baxter International, Inc.	12,420	636,152
	Boston Scientific Corp. (a)	160,388	1,275,085
	C.R. Bard, Inc.	5,513	439,496
	Edwards Lifesciences Corp. (a)	957	58,023
	Gen-Probe, Inc. (a)	7,287	332,141
	Hologic, Inc. (a)	8,979	117,535
	Hospira, Inc. (a)	812	25,058
	Kinetic Concepts, Inc. (a)	2,121	44,796
	Medtronic, Inc.	82,101	2,419,517
	Resmed, Inc. (a)	11,392	402,593
	St. Jude Medical, Inc. (a)	599	21,762
	STERIS Corp.	6,212	144,615
	Teleflex, Inc.	8,462	330,780
	Varian Medical Systems, Inc. (a)	3,581	109,006
	Zimmer Holdings, Inc. (a)	9,816	358,284
			6,714,843

	Health Care Providers & Services 2.5%
	Aetna, Inc.	129,745	3,156,696
	CIGNA Corp.	58,776	1,033,870
	DaVita, Inc. (a)	1,511	66,408
	Health Net, Inc. (a)	3,682	53,315
	Henry Schein, Inc. (a)	6,456	258,305
	Humana, Inc. (a)	55,128	1,437,738
	Lincare Holdings, Inc. (a)	22,975	500,855
	McKesson Corp.	3,846	134,764
	Omnicare, Inc.	28,104	688,267
	Quest Diagnostics, Inc.	32,870	1,560,668
	UnitedHealth Group, Inc.	136,056	2,847,652
	WellPoint, Inc. (a)	46,591	1,769,060
			13,507,598

	Health Care Technology 0.0%‡
	IMS Health, Inc.	11,202	139,689

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	8,070	174,312
	Chipotle Mexican Grill, Inc. Class A (a)	540	35,845
	Darden Restaurants, Inc.	25,428	871,164
	International Game Technology	16,128	148,700
	Marriott International, Inc. Class A	72	1,178
	McDonald's Corp.	129,816	7,084,059
	Panera Bread Co. Class A (a)	2,319	129,632
	Starbucks Corp. (a)	86,416	960,082
			9,404,972

	Household Durables 1.2%
	Black & Decker Corp.	6,739	212,683
	Centex Corp.	47,999	359,993
	D.R. Horton, Inc.	103,721	1,006,094
	Fortune Brands, Inc.	20,435	501,679
	Harman International Industries, Inc.	5,897	79,786
	KB Home	29,225	385,185
	Leggett & Platt, Inc.	60,802	789,818
	Lennar Corp. Class A	54,793	411,495
	Mohawk Industries, Inc. (a)	8,107	242,156
	NVR, Inc. (a)	1,692	723,753
	Pulte Homes, Inc.	82,517	901,911
	Stanley Works (The)	18,897	550,281
	Toll Brothers, Inc. (a)	36,037	654,432
			6,819,266

	Household Products 2.8%
	Church & Dwight Co., Inc.	15,983	834,792
	Clorox Co. (The)	41,874	2,155,674
	Colgate-Palmolive Co.	4,788	282,396
	Kimberly-Clark Corp.	23,701	1,092,853
¤	Procter & Gamble Co. (The)	227,427	10,709,537
			15,075,252

	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The) (a)	40,024	232,540
	Constellation Energy Group, Inc.	3,687	76,173
			308,713

	Industrial Conglomerates 1.8%
	3M Co.	65,719	3,267,549
	General Electric Co.	660,356	6,676,199
			9,943,748

	Insurance 3.6%
	Aflac, Inc.	62,009	1,200,494
	American Financial Group, Inc.	8,852	142,075
	Aon Corp.	20,509	837,177
	Arthur J. Gallagher & Co.	13,490	229,330
	Brown & Brown, Inc.	32,306	610,907
	Chubb Corp. (The)	76,295	3,228,804
	Cincinnati Financial Corp.	35,939	821,925
	First American Corp.	3,569	94,614
	HCC Insurance Holdings, Inc.	35,479	893,716
	Loews Corp.	64,046	1,415,417
	MetLife, Inc.	115,247	2,624,174
	Principal Financial Group, Inc.	23,718	194,013
	Prudential Financial, Inc.	45,846	871,991
	Torchmark Corp.	8,090	212,201
	Travelers Cos., Inc. (The)	116,347	4,728,342
	Unum Group	53,640	670,500
	W.R. Berkley Corp.	42,962	968,793
			19,744,473

	Internet & Catalog Retail 0.1%
	Amazon.com, Inc. (a)	2,933	215,399
	Netflix, Inc. (a)	6,452	276,920
	Priceline.com, Inc. (a)	1,505	118,564
			610,883

	Internet Software & Services 2.0%
	Akamai Technologies, Inc. (a)	1,123	21,786
	eBay, Inc. (a)	265,028	3,328,752
	Google, Inc. Class A (a)	13,172	4,584,646
	VeriSign, Inc. (a)	53,314	1,006,035
	Yahoo!, Inc. (a)	141,664	1,814,716
			10,755,935

	IT Services 2.2%
	Affiliated Computer Services, Inc. Class A (a)	35,282	1,689,655
	Alliance Data Systems Corp. (a)	19,945	736,968
	Automatic Data Processing, Inc.	10,222	359,406
	Broadridge Financial Solutions LLC	21,916	407,857
	Computer Sciences Corp. (a)	56,095	2,066,540
	Convergys Corp. (a)	2,585	20,887
	Fidelity National Information Services, Inc.	27,602	502,356
	Fiserv, Inc. (a)	46,751	1,704,541
	Global Payments, Inc.	16,469	550,229
	Hewitt Associates, Inc. Class A (a)	7,885	234,658
	Lender Processing Services, Inc.	10,645	325,843
	Metavante Technologies, Inc. (a)	6,700	133,732
	NeuStar, Inc. Class A (a)	3,238	54,237
	Paychex, Inc.	557	14,298
	SAIC, Inc. (a)	44,442	829,732
	Total System Services, Inc.	45,594	629,653
	Western Union Co. (The)	130,183	1,636,400
			11,896,992

	Leisure Equipment & Products 0.2%
	Hasbro, Inc.	46,957	1,177,212

	Life Sciences Tools & Services 0.6%
	Life Technologies Corp. (a)	25,660	833,437
	PerkinElmer, Inc.	474	6,053
	Pharmaceutical Product Development, Inc.	25,283	599,713
	Thermo Fisher Scientific, Inc. (a)	25,153	897,207
	Waters Corp. (a)	21,003	776,061
			3,112,471

	Machinery 1.1%
	AGCO Corp. (a)	12,792	250,723
	Caterpillar, Inc.	10,709	299,424
	Cummins, Inc.	10,838	275,827
	Dover Corp.	72,044	1,900,521
	Harsco Corp.	10,293	228,196
	Illinois Tool Works, Inc.	38,065	1,174,305
	Parker Hannifin Corp.	62,372	2,119,400
			6,248,396

	Media 2.1%
	Comcast Corp. Class A	331,293	4,518,837
	DIRECTV Group, Inc. (The) (a)	93,160	2,123,117
	Interpublic Group of Cos., Inc. (The) (a)	166,643	686,569
	McGraw-Hill Cos., Inc. (The)	23,005	526,124
	Meredith Corp.	1,716	28,554
	Omnicom Group, Inc.	287	6,716
	Time Warner Cable, Inc.	1	25
	Time Warner, Inc.	184,904	3,568,647
	Viacom, Inc. Class B (a)	2,048	35,594
	Walt Disney Co. (The)	5,496	99,807
	Washington Post Co. Class B	163	58,207
			11,652,197

	Metals & Mining 0.2%
	Allegheny Technologies, Inc.	302	6,623
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,071	78,926
	Newmont Mining Corp.	851	38,091
	Nucor Corp.	16,129	615,644
	Reliance Steel & Aluminum Co.	2,573	67,747
			807,031

	Multi-Utilities 1.2%
	Consolidated Edison, Inc.	11,145	441,454
	NSTAR	28,942	922,671
	PG&E Corp.	102,437	3,915,142
	Public Service Enterprise Group, Inc.	1,068	31,474
	Vectren Corp.	6,457	136,178
	Wisconsin Energy Corp.	5,555	228,699
	Xcel Energy, Inc.	35,164	655,105
			6,330,723

	Multiline Retail 1.0%
	Big Lots, Inc. (a)	23,690	492,278
	Dollar Tree, Inc. (a)	27,991	1,246,999
	Family Dollar Stores, Inc.	53,970	1,800,979
	J.C. Penney Co., Inc.	26,120	524,228
	Kohl's Corp. (a)	927	39,231
	Macy's, Inc.	71,371	635,202
	Target Corp.	16,149	555,364
			5,294,281

	Oil, Gas & Consumable Fuels 11.9%
	Anadarko Petroleum Corp.	7,654	297,664
	Apache Corp.	51,799	3,319,798
¤	Chevron Corp.	148,420	9,979,761
	Cimarex Energy Co.	6,622	121,712
	Comstock Resources, Inc. (a)	8,137	242,483
	ConocoPhillips	165,066	6,463,984
	Devon Energy Corp.	32,472	1,451,174
	EOG Resources, Inc.	7,131	390,494
¤	ExxonMobil Corp.	426,734	29,060,585
	Marathon Oil Corp.	52,280	1,374,441
	Murphy Oil Corp.	72,665	3,253,212
	Noble Energy, Inc.	21,292	1,147,213
	Occidental Petroleum Corp.	96,410	5,365,216
	Peabody Energy Corp.	6,617	165,690
	Sunoco, Inc.	26,252	695,153
	Tesoro Corp.	32,985	444,308
	Valero Energy Corp.	70,552	1,262,881
			65,035,769

	Paper & Forest Products 0.1%
	International Paper Co.	14,142	99,560
	MeadWestvaco Corp.	46,850	561,731
			661,291

	Pharmaceuticals 10.0%
	Abbott Laboratories	174,556	8,326,321
	Bristol-Myers Squibb Co.	278,849	6,112,370
	Eli Lilly & Co.	147,110	4,914,945
	Endo Pharmaceuticals Holdings, Inc. (a)	32,372	572,337
	Forest Laboratories, Inc. (a)	67,787	1,488,603
¤	Johnson & Johnson	203,333	10,695,316
	King Pharmaceuticals, Inc. (a)	94,916	671,056
	Merck & Co., Inc.	120,369	3,219,871
	Mylan, Inc. (a)	22,136	296,844
	Pfizer, Inc.	664,317	9,047,998
	Schering-Plough Corp.	224,875	5,295,806
	Valeant Pharmaceuticals International (a)	12,962	230,594
	Watson Pharmaceuticals, Inc. (a)	27,893	867,751
	Wyeth	65,307	2,810,813
			54,550,625

	Professional Services 0.3%
	Manpower, Inc.	22,034	694,732
	Monster Worldwide, Inc. (a)	20,491	167,002
	Robert Half International, Inc.	51,820	923,950
			1,785,684

	Real Estate Investment Trusts 0.6%
	Apartment Investment & Management Co. Class A	358	1,962
	Camden Property Trust	4,184	90,291
	Duke Realty Corp.	5,223	28,727
	Host Hotels & Resorts, Inc.	57,988	227,313
	Kimco Realty Corp.	3,349	25,519
	Public Storage	31,506	1,740,706
	Realty Income Corp.	7,709	145,083
	Simon Property Group, Inc.	33,581	1,163,246
			3,422,847

	Road & Rail 0.8%
	Burlington Northern Santa Fe Corp.	5,954	358,133
	CSX Corp.	43,398	1,121,838
	Norfolk Southern Corp.	34,446	1,162,552
	Ryder System, Inc.	14,167	401,068
	Union Pacific Corp.	38,524	1,583,722
			4,627,313

	Semiconductors & Semiconductor Equipment 2.5%
	Altera Corp.	13,071	229,396
	Analog Devices, Inc.	13,593	261,937
	Applied Materials, Inc.	22,963	246,852
	Atmel Corp. (a)	1,387	5,035
	Broadcom Corp. Class A (a)	21,249	424,555
	Intel Corp.	414,216	6,233,951
	Intersil Corp. Class A	4,968	57,132
	KLA-Tencor Corp.	19,074	381,480
	Lam Research Corp. (a)	10,006	227,837
	LSI Corp. (a)	112,157	340,957
	Micron Technology, Inc. (a)	4,147	16,837
	National Semiconductor Corp.	29,296	300,870
	Novellus Systems, Inc. (a)	37,818	628,913
	Teradyne, Inc. (a)	24,826	108,738
	Texas Instruments, Inc.	265,202	4,378,485
			13,842,975

	Software 4.0%
	Adobe Systems, Inc. (a)	98,075	2,097,824
	Autodesk, Inc. (a)	64,937	1,091,591
	BMC Software, Inc. (a)	5,698	188,034
	CA, Inc.	2,856	50,294
	Compuware Corp. (a)	92,594	610,195
¤	Microsoft Corp.	590,803	10,853,051
	Novell, Inc. (a)	55,994	238,534
	Oracle Corp. (a)	178,443	3,224,465
	Sybase, Inc. (a)	24,983	756,735
	Symantec Corp. (a)	159,537	2,383,483
	Synopsys, Inc. (a)	27,346	566,883
			22,061,089

	Specialty Retail 3.3%
	Abercrombie & Fitch Co. Class A	4,433	105,505
	Advance Auto Parts, Inc.	14,090	578,817
	American Eagle Outfitters, Inc.	12,970	158,753
	AutoNation, Inc. (a)	19,160	265,941
	AutoZone, Inc. (a)	14,753	2,399,133
	Best Buy Co., Inc.	33,356	1,266,194
	Foot Locker, Inc.	12,237	128,244
	GameStop Corp. Class A (a)	856	23,985
	Gap, Inc. (The)	173,012	2,247,426
	Home Depot, Inc. (The)	129,948	3,061,575
	Limited Brands, Inc.	102,696	893,455
	Lowe's Cos., Inc.	174,894	3,191,815
	RadioShack Corp.	41,285	353,812
	Ross Stores, Inc.	25,970	931,804
	Sherwin-Williams Co. (The)	37,978	1,973,717
	TJX Cos., Inc.	24,179	619,949
			18,200,125

	Textiles, Apparel & Luxury Goods 0.3%
	Coach, Inc. (a)	52,886	883,196
	Polo Ralph Lauren Corp.	21,803	921,177
			1,804,373

	Thrifts & Mortgage Finance 0.3%
	First Niagara Financial Group, Inc.	11,171	121,764
	Hudson City Bancorp, Inc.	31,372	366,739
	Peoples United Financial	59,347	1,066,465
			1,554,968

	Tobacco 1.6%
	Altria Group, Inc.	311,623	4,992,201
	Philip Morris International, Inc.	107,711	3,832,357
			8,824,558

	Trading Companies & Distributors 0.0%‡
	MSC Industrial Direct Co.	3,924	121,919

	Water Utilities 0.0%‡
	Aqua America, Inc.	8,999	179,980

	Wireless Telecommunication Services 0.1%
	Sprint Nextel Corp. (a)	118,670	423,652
	Telephone and Data Systems, Inc.	837	22,189
			445,841

	Total Common Stocks (Cost $704,804,510)		537,167,333

	Exchange Traded Fund 1.7% (b)
¤	S&P 500 Index - SPDR Trust Series 1	114,013	9,057,192

	Total Exchange Traded Fund (Costl $8,836,675)		9,057,192

	Principal Amount	Value
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $761,793 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 8/6/09, with a Principal Amount of $780,000 and a Market Value of $779,298)	$761,792	761,792

Total Short-Term Investment (Cost $761,792)		761,792
Total Investments (Cost $714,402,977) (c)	99.9%	546,986,317
Cash and Other Assets,
Less Liabilities	0.1	581,617
Net Assets	100.0%	$547,567,934

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(c)	At March 31, 2009, cost is $730,575,116 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$9,501,023
Gross unrealized depreciation	(193,089,822)
Net unrealized depreciation	$(183,588,799)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$546,224,525
Level 2 - Other Significant Observable Inputs	761,792
Level 3 - Significant Unobservable Inputs	-
Total	$546,986,317

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments March 31, 2009 unaudited

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 40.2%
MainStay 130/30 Core Fund Class I (a)	1,643,387	$8,545,612
MainStay 130/30 Growth Fund Class I (a)(b)	1,095,104	6,526,818
MainStay 130/30 International Fund Class I (b)	604,307	2,640,822
MainStay Growth Equity Fund Class I	278,184	2,061,347
MainStay ICAP Equity Fund Class I	397,103	9,030,122
MainStay ICAP International Fund Class I	191,361	3,720,050
MainStay MAP Fund Class I	263,138	5,136,463
MainStay VP Common Stock Portfolio Initial Class	1,560,462	16,713,518
MainStay VP ICAP Select Equity Portfolio Initial Class	1,157,927	9,032,117
MainStay VP International Equity Portfolio Initial Class	428,564	4,213,492
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,716,333	15,686,116
MainStay VP Mid Cap Core Portfolio Initial Class	36,690	240,466
MainStay VP Mid Cap Growth Portfolio Initial Class	150,603	1,102,555
MainStay Value Fund Class I	22,822	238,493
		84,887,991

Fixed Income Funds 59.9%
MainStay 130/30 High Yield Fund Class I (a)	1,404,981	11,394,396
MainStay Institutional Bond Fund Class I (a)	1,362,802	13,069,270
MainStay VP Bond Portfolio Initial Class (a)	5,322,762	73,910,073
MainStay VP Floating Rate Portfolio Initial Class (a)	2,619,486	19,724,961
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,166,079	8,289,364
		126,388,064

Total Investments (Cost $251,930,743) (c)	100.1%	211,276,055
Liabilities in Excess of
Cash and Other Assets	(0.1)	(245,949)
Net Assets	100.0%	$211,030,106

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Portfolios/Funds shares Class.
(b)	Non-income producing Underlying Fund.
(c)	At March 31, 2009, cost is $253,851,118 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$221,911
Gross unrealized depreciation	(42,796,974)
Net unrealized depreciation	$(42,575,063)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$211,276,055
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$211,276,055

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Principal Amount	Value
	Convertible Securities 88.5%†
	Convertible Bonds 73.4%
	Aerospace & Defense 3.0%
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	$4,360,000	$4,223,750
	3.00%, due 8/1/35	943,000	913,531
	Triumph Group, Inc. 2.625%, due 10/1/26	2,701,000	2,569,326
			7,706,607

	Airlines 2.1%
	JetBlue Airways Corp. 3.75%, due 3/15/35	3,572,000	3,125,500
	UAL Corp. 4.50%, due 6/30/21	6,345,000	2,096,388
			5,221,888

	Auto Manufacturers 0.4%
	Ford Motor Co. 4.25%, due 12/15/36	3,171,000	1,121,741

	Auto Parts & Equipment 0.1%
	ArvinMeritor, Inc.
	4.00%, due 2/15/27 (zero coupon), beginning 2/15/19 (a)	1,320,000	270,600
	4.00%, due 2/15/27	75,000	15,375
			285,975

	Biotechnology 6.1%
¤	Amgen, Inc.
	0.125%, due 2/1/11 (a)	2,992,000	2,801,260
	0.125%, due 2/1/11	4,731,000	4,429,399
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	4,819,000	3,752,796
	Gilead Sciences, Inc. 0.625%, due 5/1/13	2,133,000	2,740,905
	OSI Pharmaceuticals, Inc. 3.00%, due 1/15/38	1,970,000	1,758,225
			15,482,585

	Coal 1.3%
	Patriot Coal Corp. 3.25%, due 5/31/13 (a)	3,072,000	1,301,760
	Peabody Energy Corp. 4.75%, due 12/15/66	2,868,000	2,029,110
			3,330,870

	Commercial Services 1.1%
	Kendle International, Inc. 3.375%, due 7/15/12	1,457,000	1,110,963
	Sotheby's 3.125%, due 6/15/13 (a)	2,778,000	1,805,700
			2,916,663

	Computers 1.9%
	EMC Corp. 1.75%, due 12/1/11	4,745,000	4,780,588

	Distribution & Wholesale 1.2%
	WESCO International, Inc. 1.75%, due 11/15/26	4,428,000	3,132,810

	Diversified Financial Services 3.0%
	MF Global, Ltd. 9.00%, due 6/20/38 (a)	1,618,000	1,082,037
¤	NASDAQ OMX Group, Inc. (The) 2.50%, due 8/15/13	7,837,000	6,612,469
			7,694,506

	Electrical Components & Equipment 2.6%
	EnerSys 3.375%, due 6/1/38	5,580,000	3,599,100
	General Cable Corp. 0.875%, due 11/15/13	4,328,000	3,045,830
			6,644,930

	Electronics 5.7%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	6,630,000	7,897,987
	Itron, Inc. 2.50%, due 8/1/26	2,641,000	2,637,699
	L-1 Identity Solutions, Inc. 3.75%, due 5/15/27	705,000	465,300
	Merix Corp. 4.00%, due 5/15/13	3,644,000	883,670
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,232,000	2,692,610
			14,577,266

	Energy - Alternate Sources 3.8%
¤	Covanta Holding Corp. 1.00%, due 2/1/27	11,425,000	9,025,750
	Energy Conversion Devices, Inc. 3.00%, due 6/15/13	1,089,000	578,531
			9,604,281

	Entertainment 1.7%
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	1,805,000	1,342,469
	3.625%, due 3/15/25	4,128,000	2,956,680
			4,299,149

	Environmental Controls 1.6%
	Waste Connections, Inc. 3.75%, due 4/1/26	3,832,000	3,966,120

	Food 3.0%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	4,950,000	2,555,437
	Spartan Stores, Inc. 3.375%, due 5/15/27 (a)	4,723,000	2,839,704
	Tyson Foods, Inc. 3.25%, due 10/15/13	2,561,000	2,272,888
			7,668,029

	Health Care - Products 6.8%
	Conmed Corp. 2.50%, due 11/15/24	3,554,000	2,825,430
	Hologic, Inc. 2.00%, due 12/15/37 (zero coupon), beginning 12/15/13	5,537,000	3,806,687
¤	Medtronic, Inc.
	1.625%, due 4/15/13 (a)	1,260,000	1,119,825
	1.625%, due 4/15/13	10,833,000	9,627,829
			17,379,771

	Internet 0.3%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	VeriSign, Inc. 3.25%, due 8/15/37	961,000	635,461
			635,695

	Media 1.5%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	4,380,000	2,228,325
	Sinclair Broadcast Group, Inc. 3.00%, due 5/15/27	2,830,000	1,634,325
			3,862,650

	Mining 0.7%
	Alcoa, Inc. 5.25%, due 3/15/14	1,259,000	1,669,749

	Miscellaneous - Manufacturing 1.5%
	Eastman Kodak Co. 3.375%, due 10/15/33	3,945,000	3,057,375
	Ingersoll-Rand Co. 4.50%, due 4/15/12	746,000	746,000
			3,803,375

	Oil & Gas 8.4%
¤	Chesapeake Energy Corp. 2.50%, due 5/15/37	12,455,000	8,251,437
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	3,719,000	2,654,436
¤	Transocean, Inc. Series C 1.50%, due 12/15/37	12,509,000	10,304,289
			21,210,162

	Oil & Gas Services 3.3%
¤	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	6,772,000	8,465,000

	Pharmaceuticals 4.3%
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	10,117,000	11,027,530

	Real Estate Investment Trusts 0.5%
	Macerich Co. (The) 3.25%, due 3/15/12 (a)	2,456,000	1,157,390

	Retail 0.6%
	TJX Cos., Inc. (zero coupon), due 2/13/21	1,655,000	1,506,050

	Semiconductors 2.1%
	Microchip Technology, Inc. 2.125%, due 12/15/37	3,523,000	2,545,368
	ON Semiconductor Corp. 2.625%, due 12/15/26	2,569,000	1,827,201
	Teradyne, Inc. 4.50%, due 3/15/14	918,000	918,000
			5,290,569

	Software 0.7%
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	2,074,000	1,806,973

	Telecommunications 4.1%
	Anixter International, Inc. 1.00%, due 2/15/13	2,946,000	2,246,325
	NII Holdings, Inc. 3.125%, due 6/15/12	4,228,000	2,959,600
	SBA Communications Corp. 1.875%, due 5/1/13 (a)	6,311,000	5,080,355

			10,286,280

	Total Convertible Bonds (Cost $224,466,962)		186,535,202

		Shares	Value
	Convertible Preferred Stocks 15.1%
	Banks 2.7%
	Bank of America Corp. 7.25% Series L	10,750	4,563,375
	Wells Fargo & Co. 7.50% Series L	4,600	2,203,354
			6,766,729

	Chemicals 1.0%
	Celanese Corp. 4.25%	128,444	2,596,983

	Diversified Financial Services 2.4%
	Affiliated Managers Group, Inc. 5.10%	91,000	1,888,250
	Citigroup, Inc. 6.50% Series T	157,195	4,299,283
			6,187,533

	Investment Company 0.8%
	Vale Capital, Ltd. 5.50% Series RIO	66,400	1,942,864

	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	28,345	1,830,237

	Pharmaceuticals 5.1%
¤	Schering-Plough Corp. 6.00%	61,700	12,987,850

	Telecommunications 2.4%
	Crown Castle International Corp. 6.25%	140,700	6,120,450

	Total Convertible Preferred Stocks (Cost $62,103,522)		38,432,646
	Total Convertible Securities (Cost $286,570,484)		224,967,848

	Common Stocks 9.6%
	Engineering & Construction 0.3%
	McDermott International, Inc. (f)	65,000	870,350

	Health Care - Products 2.6%
	Boston Scientific Corp. (f)	214,700	1,706,865
	Johnson & Johnson	94,900	4,991,740
			6,698,605

	Oil & Gas 1.2%
	Frontier Oil Corp.	134,300	1,717,697
	Transocean, Ltd. (f)	24,000	1,412,160
			3,129,857

	Oil & Gas Services 1.5%
	Baker Hughes, Inc.	39,700	1,133,435
	Gulf Island Fabrication, Inc.	13,100	104,931
	Halliburton Co.	143,492	2,219,821
	ION Geophysical Corp. (f)	149,000	232,440
			3,690,627

	Pharmaceuticals 0.8%
	BioMarin Pharmaceuticals, Inc. (f)	161,400	1,993,290

	Retail 1.1%
	Costco Wholesale Corp.	57,692	2,672,294

	Software 1.1%
	Microsoft Corp.	146,100	2,683,857

	Telecommunications 0.3%
	Comtech Telecommunications Corp. (f)	33,007	817,583

	Transportation 0.7%
	Tidewater, Inc.	49,600	1,841,648

	Total Common Stocks (Cost $43,899,229)		24,398,111

	Principal Amount	Value
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $2,446,453 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $2,500,000 and a Market Value of $2,499,500).	$2,446,450	2,446,450
Total Short-Term Investment (Cost $2,446,450)		2,446,450

Total Investments (Cost $332,916,163) (g)	99.1%	251,812,409
Cash and Other Assets,
Less Liabilities	0.9	2,259,935

Net Assets	100.0%	$254,072,344

¤	Among the Portfolio's 10 largest holdings or issuers, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security. The total market value of this security at March 31, 2009 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Issue in default.
(d)	Restricted security.
(e)	Fair valued security. The total market value of this security at March 31, 2009 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	At March 31, 2009, cost is $333,585,804 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,879,052
Gross unrealized depreciation	(86,652,447)
Net unrealized depreciation	$(81,773,395)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$60,233,774
Level 2 - Other Significant Observable Inputs	191,578,401
Level 3 - Significant Unobservable Inputs	234
Total	$251,812,409

The Portfolio did not hold other financial instruments as of March 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$234
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in and/or out of Level 3	-
Balance as of 3/31/09	$234
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	-

VP Convertible Portfolio
As of March 31, 2009, the Portfolio held the following restricted security:

	Date of	Principal		3/31/09	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75%, due 12/31/49	5/4/2001	$2,335,418	$-	$234	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Developing Growth Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 97.8%†
	Aerospace & Defense 1.0%
	American Science & Engineering, Inc.	2,000	$111,600
	BE Aerospace, Inc. (a)	9,200	79,764
	Hexcel Corp. (a)	37,400	245,718
			437,082

	Airlines 0.6%
	Allegiant Travel Co. (a)	5,642	256,485

	Auto Components 0.6%
	Westport Innovations, Inc. (a)	57,230	286,722

	Beverages 1.2%
	Hansen Natural Corp. (a)	15,100	543,600

	Biotechnology 7.1%
	Acorda Therapeutics, Inc. (a)	15,900	314,979
¤	Alexion Pharmaceuticals, Inc. (a)	21,900	824,753
	Genomic Health, Inc. (a)	13,000	316,940
	Myriad Genetics, Inc. (a)	12,000	545,640
	Onyx Pharmaceuticals, Inc. (a)	12,500	356,875
¤	OSI Pharmaceuticals, Inc. (a)	16,600	635,116
	United Therapeutics Corp. (a)	3,600	237,924
			3,232,227

	Capital Markets 3.2%
	Affiliated Managers Group, Inc. (a)	13,000	542,230
	Greenhill & Co., Inc.	6,100	450,485
	KBW, Inc. (a)	23,400	476,190
			1,468,905

	Chemicals 0.4%
	Koppers Holdings, Inc.	12,200	177,144

	Commercial Banks 1.7%
	Glacier Bancorp, Inc.	15,600	245,076
	SVB Financial Group (a)	27,400	548,274
			793,350

	Commercial Services & Supplies 2.1%
¤	EnerNOC, Inc. (a)	64,267	934,442

	Communications Equipment 3.1%
	Aruba Networks, Inc. (a)	113,000	354,820
	Ciena Corp. (a)	17,800	138,484
	Infinera Corp. (a)	5,200	38,480
	Riverbed Technology, Inc. (a)	41,300	540,204
	Starent Networks Corp. (a)	21,600	341,496
			1,413,484

	Computers & Peripherals 3.7%
	3PAR, Inc. (a)	42,752	280,881
	Data Domain, Inc. (a)	13,200	165,924
	Netezza Corp. (a)	55,700	378,760
¤	Synaptics, Inc. (a)	32,724	875,694
			1,701,259

	Construction & Engineering 1.5%
¤	MYR Group Inc/Delaware (a)	44,400	677,100

	Diversified Consumer Services 1.8%
	American Public Education, Inc. (a)	7,700	323,862
	K12, Inc. (a)	17,358	241,276
	Strayer Education, Inc.	1,300	233,831
			798,969

	Diversified Telecommunication Services 1.1%
	Cbeyond, Inc. (a)	26,400	497,112

	Electric Utilities 1.2%
	ITC Holdings Corp.	12,700	553,974

	Electrical Equipment 3.2%
¤	American Superconductor Corp. (a)	44,900	777,219
	Energy Conversion Devices, Inc. (a)	18,900	250,803
	II-VI, Inc. (a)	10,600	182,108
	SunPower Corp. Class B (a)	13,000	257,400
			1,467,530

	Electronic Equipment & Instruments 0.7%
	IPG Photonics Corp. (a)	14,400	121,248
	Itron, Inc. (a)	3,800	179,930
			301,178

	Energy Equipment & Services 3.0%
	CARBO Ceramics, Inc.	3,500	99,540
	Core Laboratories N.V.	5,700	417,012
	Dril-Quip, Inc. (a)	14,400	442,080
	Oceaneering International, Inc. (a)	11,000	405,570
			1,364,202

	Food Products 1.5%
	Green Mountain Coffee Roasters, Inc. (a)	8,500	408,000
	Zhongpin, Inc. (a)	32,100	285,048
			693,048

	Health Care Equipment & Supplies 7.3%
	DexCom, Inc. (a)	75,100	310,914
	Haemonetics Corp. (a)	6,400	352,512
	Immucor, Inc. (a)	16,100	404,915
	Masimo Corp. (a)	15,494	449,016
	NuVasive, Inc. (a)	8,307	260,674
	Thoratec Corp. (a)	24,300	624,267
¤	Vnus Medical Technologies, Inc. (a)	30,200	642,354
	Volcano Corp. (a)	19,900	289,545
			3,334,197

	Health Care Providers & Services 2.5%
¤	CardioNet, Inc. (a)	26,300	737,978
	HMS Holdings Corp. (a)	11,500	378,350
			1,116,328

	Health Care Technology 2.0%
	athenahealth, Inc. (a)	12,585	303,424
	MedAssets, Inc. (a)	17,900	255,075
	Phase Forward, Inc. (a)	28,196	360,627
			919,126

	Hotels, Restaurants & Leisure 4.5%
	BJ's Restaurants, Inc. (a)	30,300	421,473
	Chipotle Mexican Grill, Inc. Class A (a)	7,000	464,660
	Ctrip.com International, Ltd., ADR (b)	12,000	328,800
	Panera Bread Co. Class A (a)	8,900	497,510
	Penn National Gaming, Inc. (a)	14,300	345,345
			2,057,788

	Insurance 0.7%
	eHealth, Inc. (a)	19,800	316,998

	Internet & Catalog Retail 1.9%
	Blue Nile, Inc. (a)	7,500	226,125
	Netflix, Inc. (a)	11,400	489,288
	PetMed Express, Inc. (a)	10,100	166,448
			881,861

	Internet Software & Services 7.0%
	Bankrate, Inc. (a)	20,815	519,335
	Constant Contact, Inc. (a)	23,900	334,361
	Equinix, Inc. (a)	3,800	213,370
	GSI Commerce, Inc. (a)	36,600	479,460
	Knot, Inc. (The) (a)	26,406	216,529
	Mercadolibre, Inc. (a)	20,495	380,182
	Omniture, Inc. (a)	26,700	352,173
	VistaPrint, Ltd. (a)	17,900	492,071
	Vocus, Inc. (a)	15,100	200,679
			3,188,160

	IT Services 1.7%
	CyberSource Corp. (a)	31,600	467,996
	TeleTech Holdings, Inc. (a)	29,100	316,899
			784,895

	Life Sciences Tools & Services 1.5%
¤	Illumina, Inc. (a)	18,800	700,112

	Machinery 3.5%
	Chart Industries, Inc. (a)	14,608	115,111
	Colfax Corp. (a)	45,700	313,959
	Energy Recovery, Inc. (a)	42,943	326,367
	Middleby Corp. (The) (a)	9,100	295,113
	RBC Bearings, Inc. (a)	12,900	197,112
	Wabtec Corp.	12,300	324,474
			1,572,136

	Metals & Mining 0.4%
	Allegheny Technologies, Inc.	8,100	177,633

	Oil, Gas & Consumable Fuels 3.5%
	Arena Resources, Inc. (a)	10,000	254,800
	Bill Barrett Corp. (a)	10,700	237,968
	Clean Energy Fuels Corp. (a)	37,900	230,811
	Encore Acquisition Co. (a)	15,700	365,339
	EXCO Resources, Inc. (a)	26,500	265,000
	Quicksilver Resources, Inc. (a)	38,800	214,952
			1,568,870

	Pharmaceuticals 0.8%
	Eurand N.V. (a)	33,600	374,304

	Professional Services 2.5%
	FTI Consulting, Inc. (a)	12,600	623,448
	Resources Connection, Inc. (a)	13,000	196,040
	Robert Half International, Inc.	17,200	306,676
			1,126,164

	Road & Rail 0.6%
	Genesee & Wyoming, Inc. Class A (a)	12,500	265,625

	Semiconductors & Semiconductor Equipment 7.9%
	Atheros Communications, Inc. (a)	27,567	404,132
	ATMI, Inc. (a)	18,700	288,541
	Cavium Networks, Inc. (a)	29,900	345,046
	Diodes, Inc. (a)	21,400	227,054
	MEMC Electronic Materials, Inc. (a)	27,600	455,124
	Monolithic Power Systems, Inc. (a)	24,300	376,650
¤	Netlogic Microsystems, Inc. (a)	24,600	676,008
	Power Integrations, Inc.	6,200	106,640
	Silicon Laboratories, Inc. (a)	18,400	485,760
	Varian Semiconductor Equipment Associates, Inc. (a)	10,000	216,600
			3,581,555

	Software 6.0%
	Ariba, Inc. (a)	41,900	365,787
	Blackboard, Inc. (a)	13,300	422,142
	Concur Technologies, Inc. (a)	4,991	95,778
	NetSuite, Inc. (a)	46,262	520,910
	Shanda Interactive Entertainment, Ltd., ADR (a)(b)	14,600	577,138
	Synchronoss Technologies, Inc. (a)	33,800	414,388
	Taleo Corp. (a)	26,000	307,320
			2,703,463

	Specialty Retail 2.7%
	Aeropostale, Inc. (a)	21,700	576,352
	Buckle, Inc. (The)	4,600	146,878
	Dick's Sporting Goods, Inc. (a)	12,700	181,229
	J. Crew Group, Inc. (a)	8,000	105,440
	Lumber Liquidators, Inc. (a)	17,200	219,300
			1,229,199

	Textiles, Apparel & Luxury Goods 2.1%
	Fossil, Inc. (a)	19,900	312,430
	Lululemon Athletica, Inc. (a)	40,300	348,999
	True Religion Apparel, Inc. (a)	15,400	181,874
	Under Armour, Inc. Class A (a)	6,800	111,725
			955,028

	Total Common Stocks (Cost $50,042,431)		44,451,255

	Number of Warrants	Value
Warrants 0.0%‡
Computers & Peripherals 0.0%‡
Latronix, Inc. Strike Price $0.01 Expires 11/2/09 (a)(c)	120	1

Total Warrants (Cost $0)		1

	Principal Amount	Value
Short-Term Investment 1.6%
Repurchase Agreement 1.6%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $731,941 (Collateralized by a Federal Home Loan Bank Security with a rate of 2.73% and a maturity date of 6/10/09, with a Principal Amount of $740,000 and a Market Value of $749,398).	$731,940	731,940
Total Short-Term Investment (Cost $731,940)		731,940

Total Investments (Cost $50,774,371) (d)	99.4%	45,183,196
Cash and Other Assets,
Less Liabilities	0.6	275,076

Net Assets	100.0%	$45,458,272

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Fair valued security. The total market value of this security at March 31, 2009 is $1, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	At March 31, 2009, cost is $55,056,465 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,187,455
Gross unrealized depreciation	(12,060,724)
Net unrealized depreciation	$(9,873,269)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$44,451,255
Level 2 - Other Significant Observable Inputs	731,940
Level 3 - Significant Unobservable Inputs	1
Total	$45,183,196

The Portfolio did not hold other financial instruments as of March 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$1
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in and/or out of Level 3	-
Balance as of 3/31/09	$1
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	-

MainStay VP Floating Rate Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Investments 85.1%†
	Corporate Bonds 0.7%
	Broadcasting 0.3%
	Nielsen Finance LLC 11.625%, due 2/1/14 (a)	$700,000	$630,875

	Media 0.3%
	CSC Holdings, Inc. 8.625%, due 2/15/19 (a)	700,000	673,750

	Packaging & Containers 0.1%
	Berry Plastics Holding Corp. 8.875%, due 9/15/14	500,000	280,000

	Total Corporate Bonds (Cost $1,798,415)		1,584,625

	Floating Rate Loans 80.0% (b)
	Aerospace & Defense 2.8%
	Hexcel Corp.
	Tranche B Term Loan 3.40%, due 3/1/12	775,314	682,276
	Incremental Term Loan 3.79%, due 4/1/12	992,500	923,025
	Oshkosh Truck Corp. Term Loan B 7.06%, due 12/6/13	1,694,615	1,259,946
	Spirit Aerosystems, Inc. Term Loan B 2.91%, due 9/30/13	1,655,372	1,498,111
	Transdigm, Inc. Term Loan 3.227%, due 6/23/13	2,000,000	1,796,666
	Vought Aircraft Industries, Inc. Term Loan 3.02%, due 12/22/11	971,566	758,631
			6,918,655

	Automobile 2.4%
	Allison Transmission, Inc. Term Loan B 3.29%, due 8/7/14	1,928,932	1,272,559
	Delphi Corp.
	Delayed Draw Term Loan C 10.50%, due 6/30/09	184,858	25,748
	DIP Term Loan C 10.50%, due 6/30/09	1,815,142	252,824
	Ford Motor Co. Term Loan 3.56%, due 12/16/13	1,710,625	814,923
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.28%, due 4/30/14	2,500,000	1,735,158
	Key Safety Systems, Inc. 1st Lien Term Loan 3.304%, due 3/8/14	1,470,000	539,000
	Tenneco, Inc. Tranche B Credit Linked Deposit 5.998%, due 3/17/14	1,250,000	581,250
	Tower Automotive Term Loan 5.39%, due 7/31/13 (c)	1,278,641	447,524
	TRW Automotive, Inc. Term Loan B1 2.063%, due 2/9/14	334,050	174,541
			5,843,527

	Beverage, Food & Tobacco 4.9%
	American Seafoods Group LLC Term Loan A 2.268%, due 9/30/11 (c)	576,577	490,091
	BF Bolthouse HoldCo LLC
	1st Lien Term Loan 2.75%, due 12/17/12	784,494	662,897
	2nd Lien Term Loan 6.018%, due 12/16/13	170,000	91,587
	Constellation Brands, Inc. New Term Loan B 2.73%, due 6/5/13	1,646,865	1,539,819
	Dean Foods Co. Tranche B Term Loan 2.71%, due 4/2/14	2,450,000	2,198,875
	Dole Food Co., Inc.
	Credit Link Deposit 0.66%, due 4/12/13	139,535	126,357
	Tranche B Term Loan 7.96%, due 4/12/13	1,118,045	1,012,453
	Tranche C Term Loan 7.97%, due 4/12/13	916,693	830,117
	Michael Foods, Inc. Term Loan B1 2.96%, due 11/21/10	1,582,593	1,510,058
	Reddy Ice Group, Inc. Term Loan 2.306%, due 8/12/12 (c)	1,500,000	787,500
¤	Wm. Wrigley Jr. Co. Term Loan B 6.50%, due 10/6/14	2,715,625	2,679,417
			11,929,171

	Biotechnology 0.4%
	Invitrogen Corp. 5.25%, due 11/20/15	997,494	985,441

	Broadcasting 1.5%
	Charter Communications Operating LLC Replacement Term Loan 5.553%, due 3/6/14	2,000,000	1,630,834
	Nielsen Finance LLC Dollar Term Loan 2.533%, due 8/9/13	2,442,425	1,896,951
			3,527,785

	Broadcasting & Entertainment 6.0%
	CSC Holdings, Inc. Incremental Term Loan 2.306%, due 3/29/13	1,955,160	1,766,160
¤	DirecTV Holdings LLC
	Term Loan B 2.018%, due 4/13/13	1,223,648	1,141,608
	Term Loan C 5.25%, due 4/13/13	2,493,737	2,381,908
¤	Discovery Communications Holdings LLC Term Loan B 3.22%, due 5/14/14	2,947,500	2,718,479
	Entravision Communications Corp. Term Loan 6.69%, due 3/29/13	851,076	624,690
	Gray Television, Inc. Delayed Draw Term Loan 2.55%, due 12/31/14	1,726,180	701,981
	Insight Midwest Holdings LLC Initial Term Loan 2.50%, due 4/7/14	1,342,415	1,168,859
	LodgeNet Entertainment Corp. Term Loan 3.17%, due 4/4/14	776,663	432,343
	Mediacom Broadband Group (FKA MCC Iowa) Tranche D1 Term Loan 2.22%, due 1/31/15	1,955,000	1,645,133
	Nexstar Broadcasting, Inc.
	Nexstar Term Loan B 2.268%, due 10/1/12	946,786	473,393
	Mission Term Loan B 2.97%, due 10/1/12	1,000,889	500,444
	Univision Communications, Inc. Initial Term Loan 2.768%, due 9/29/14	2,000,000	1,038,750
			14,593,748

	Buildings & Real Estate 1.5%
	Armstrong World Industries, Inc. Term Loan 2.273%, due 10/2/13	386,071	343,603
	CB Richard Ellis Services, Inc. Term Loan B 4.545%, due 12/20/13	2,573,182	1,769,063
	Central Parking Corp.
	Letter of Credit Term Loan 0.35%, due 5/22/14	94,828	63,534
	Term Loan 2.813%, due 5/22/14	263,037	176,235
	General Growth Properties, Inc. Tranche A1 Term Loan 1.79%, due 2/24/10	1,394,737	324,276
	LNR Property Corp. Initial Tranche B Term Loan 4.00%, due 7/12/11	440,000	232,100
	Macerich Partnership, L.P. Term Loan 2.063%, due 4/26/10	987,500	691,250
			3,600,061

	Chemicals, Plastics & Rubber 5.3%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.497%, due 4/2/14	571,429	486,363
	Dollar Term Loan 2.935%, due 4/2/14	1,383,822	1,177,820
	Gentek, Inc. 1st Lien Term Loan 3.15%, due 2/28/11	1,794,562	1,507,432
	Hexion Specialty Chemicals, Inc.
	Term Loan C2 3.50%, due 5/5/13	347,108	117,521
	Term Loan C1 3.688%, due 5/5/13	1,602,000	542,391
	Huntsman International LLC Tranche B Term Loan 2.268%, due 4/21/14	1,448,883	949,824
	INEOS U.S. Finance LLC
	Tranche A4 Term Loan 7.001%, due 12/17/12	615,483	232,345
	Tranche B2 Term Loan 7.501%, due 12/16/13	226,226	80,687
	Tranche C2 Term Loan 8.001%, due 12/16/14	226,164	80,665
	ISP Chemco, Inc. Term Loan B 2.43%, due 6/4/14	2,085,498	1,759,639
	Lyondell Chemical Co. DIP Term Loan 13.00%, due 12/15/09	2,000,000	1,976,388
	Polymer Group, Inc. Term Loan 3.25%, due 11/22/12	892,903	700,929
	Rockwood Specialties Group, Inc. Tranche E Term Loan 2.268%, due 7/30/12	1,904,294	1,659,457
	Texas Petrochemicals L.P.
	Incremental Term Loan B 3.75%, due 6/27/13	307,842	132,372
	Term Loan B 3.75%, due 6/27/13	912,039	392,177
	Univar, Inc. Opco Term Loan 4.22%, due 10/11/14	1,975,000	1,027,000
			12,823,010

	Containers, Packaging & Glass 3.1%
	Berry Plastics Corp. Term Loan C 2.533%, due 4/3/15	776,594	517,988
	Crown Americas LLC Term B Dollar Loan 2.306%, due 11/15/12	1,940,000	1,804,200
	Graham Packaging Holdings Co. 1st Lien Term Loan 3.567%, due 10/7/11	2,618,013	2,227,356
	Graphic Packaging International, Inc. Term Loan B 3.129%, due 5/16/14	1,901,085	1,620,335
	Smurfit-Stone Container Enterprises, Inc.
	Tranche B Term Loan 2.75%, due 11/1/11	102,229	67,567
	Tranche C Term Loan 2.75%, due 11/1/11	192,685	127,975
	Tranche C1 Term Loan 2.75%, due 11/1/11	58,257	38,692
	CAD Revolver 3.00%, due 11/2/09	148,437	98,710
	Revolver 3.03%, due 11/1/09	447,618	297,666
	Deposit Fund Commitment 4.50%, due 11/1/10	89,830	59,372
	Solo Cup Co. Term Loan B1 4.97%, due 2/27/11	682,642	611,818
			7,471,679

	Diversified Natural Resources, Precious Metals & Minerals 1.1%
¤	Georgia-Pacific Corp.
	Term Loan B 2.98%, due 12/20/12	437,311	384,697
	New Term Loan B 3.26%, due 12/20/12	2,608,075	2,294,292
			2,678,989

	Diversified/Conglomerate Manufacturing 1.7%
	Goodyear Engineered Products
	Delayed Draw Term Loan 3.04%, due 7/31/14	123,438	45,363
	Term Loan B 3.04%, due 7/31/14	861,875	316,739
	Manitowoc Co., Inc. (The) Term Loan B 6.50%, due 8/25/14	1,496,250	1,060,467
	Mueller Water Products, Inc. Term Loan 2.75%, due 5/24/14	2,373,803	1,892,119
	Sensata Technologies Finance Co. LLC Term Loan 2.934%, due 4/27/13	1,945,000	814,955
			4,129,643

	Diversified/Conglomerate Service 3.7%
	Affiliated Computer Services, Inc.
	Term Loan B 2.52%, due 3/20/13	1,453,681	1,349,743
	1st Securities Repurchase Increase 2.54%, due 3/20/13	734,887	682,342
	Dealer Computer Services, Inc.
	1st Lien Term Loan 2.518%, due 10/26/12	2,306,494	1,378,130
	2nd Lien Term Loan 6.018%, due 10/26/13	250,000	62,500
	First Data Corp. Term Loan B1 3.27%, due 9/24/14	2,955,000	1,986,129
¤	SunGard Data Systems, Inc. Incremental Term Loan 2.70%, due 2/28/14	2,911,701	2,464,027
	VeriFone, Inc. Term Loan B 3.27%, due 10/31/13	686,250	555,863
	Verint Systems, Inc. Term Loan B 3.81%, due 5/25/14 (c)	938,462	565,423
			9,044,157

	Ecological 2.2%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.768%, due 2/5/13 (c)	283,680	141,840
	Term Loan B 2.768%, due 2/5/13 (c)	673,740	336,870
	Duratek, Inc. Term Loan B 4.15%, due 6/7/13	227,060	199,813
	EnergySolutions LLC
	Synthetic Letter of Credit 2.77%, due 6/7/13	31,447	27,673
	Term Loan 4.15%, due 6/7/13	2,473,263	2,176,471
	IESI Corp. Term Loan 2.283%, due 1/20/12	2,000,000	1,760,000
	Synagro Technologies, Inc. Term Loan B 2.57%, due 3/31/14	982,500	599,325
			5,241,992

	Electronics 0.5%
	Flextronics International, Ltd. Term Loan B 3.685%, due 10/1/12	985,000	742,444
	Freescale Semiconductor, Inc. Term Loan B 2.247%, due 11/29/13	1,457,395	591,156
			1,333,600

	Finance 1.8%
	Hertz Corp. (The)
	Letter of Credit 1.227%, due 12/21/12	221,464	167,316
	Tranche B Term Loan 2.30%, due 12/21/12	1,212,570	916,097
	MSCI, Inc. Term Loan 3.57%, due 11/20/14	989,975	900,877
¤	Rental Services Corp.
	1st Lien Term Loan 2.27%, due 11/30/12	2,442,400	2,045,510
	2nd Lien Term Loan 4.73%, due 11/30/13	397,920	222,006
			4,251,806

	Grocery 2.1%
	Giant Eagle, Inc. Term Loan 2.91%, due 11/7/12 (c)	427,760	384,984
	Roundy's Supermarkets, Inc. Tranche B Term Loan 3.281%, due 11/3/11	2,208,757	1,936,345
¤	SUPERVALU, Inc.
	Term Loan A 1.37%, due 6/2/11	2,020,000	1,829,542
	Term Loan B 1.745%, due 6/1/12	1,000,000	890,500
			5,041,371

	Healthcare, Education & Childcare 11.2%
	Accellent, Inc. Term Loan 3.756%, due 11/22/12	472,703	375,799
	AGA Medical Corp. Tranche B Term Loan 3.16%, due 4/28/13 (c)	916,105	742,045
	Alliance Imaging, Inc. Tranche C1 Term Loan 3.72%, due 12/29/11	389,245	344,482
	AMR HoldCo, Inc. Term Loan 2.55%, due 2/10/12	811,028	725,870
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.552%, due 4/24/15 (d)	300,000	255,917
	Term Loan 4.47%, due 4/24/15	1,580,000	1,347,828
	Biomet, Inc. Term Loan B 4.16%, due 3/25/15	1,970,000	1,770,538
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.768%, due 7/25/14	138,863	119,769
	New Term Loan B 3.44%, due 7/25/14	2,721,980	2,347,707
	DaVita, Inc. Tranche B1 Term Loan 2.37%, due 10/5/12	1,767,981	1,631,454
	Fresenius Medical Care Holdings, Inc. Term Loan 2.62%, due 3/31/13	1,794,253	1,652,955
	Gentiva Health Services, Inc. Term Loan B 2.92%, due 3/31/13 (c)	644,022	543,662
	HCA, Inc.
	Term Loan A 2.72%, due 11/16/12	895,706	771,427
	Term Loan B 3.47%, due 11/18/13	956,011	812,131
	Health Management Associates, Inc. Term Loan B 2.97%, due 2/28/14	2,786,792	2,247,547
	HealthSouth Corp. Term Loan B 3.05%, due 3/10/13	1,024,890	899,982
	LifePoint Hospitals, Inc. Term Loan B 2.885%, due 4/15/12	721,238	660,834
¤	Mylan Laboratories, Inc. Term Loan B 4.37%, due 10/2/14	2,910,000	2,691,750
	Quintiles Transnational Corp. Term Loan B 2.96%, due 3/31/13	970,000	860,875
	Royalty Pharma Finance Trust Term Loan B 3.47%, due 4/16/13	987,406	913,350
	Rural/Metro Operating Co. LLC LC Facility Deposits 0.39%, due 3/4/11	411,765	362,353
	Select Medical Corp. Term Loan B 3.251%, due 2/24/12	957,588	771,542
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 1.12%, due 4/21/14	275,862	232,644
	Term Loan B 3.26%, due 4/21/14	1,320,293	1,113,447
	U.S. Oncology, Inc. Term Loan B 5.76%, due 8/20/11	1,817,959	1,682,521
	Vanguard Health Holding Co. LLC Replacement Term Loan 2.77%, due 9/23/11	965,563	879,266
	Warner Chilcott Corp.
	Tranche C Term Loan 2.518%, due 1/18/12	64,844	59,737
	Tranche B Term Loan 2.91%, due 1/18/12	313,867	289,150
			27,106,582

	Home and Office Furnishings, Housewares & Durable Consumer Products 1.4%
	Jarden Corp. Term Loan B2 2.97%, due 1/24/12	720,630	642,262
	Sealy Mattress Co. Term Loan E 4.998%, due 8/25/12	750,345	557,131
	Simmons Bedding Co. Tranche D Term Loan 10.50%, due 12/19/11	2,764,482	2,101,006
			3,300,399

	Hotels, Motels, Inns & Gaming 1.1%
	Penn National Gaming, Inc. Term Loan B 2.61%, due 10/3/12	2,434,870	2,175,334
	Venetian Casino Resort LLC/Las Vegas Sands, Inc.
	Delayed Draw Term Loan 2.27%, due 5/23/14	230,891	121,651
	Term Loan B 2.27%, due 5/23/14	749,824	395,064
			2,692,049

	Leisure, Amusement, Motion Pictures & Entertainment 3.9%
	AMC Entertainment, Inc. Term Loan 2.021%, due 1/26/13	967,500	860,039
	Bombardier Recreational Products, Inc. Term Loan 3.69%, due 6/28/13 (c)	1,367,089	543,418
	Cedar Fair, L.P. U.S. Term Loan 2.518%, due 8/30/12	1,927,418	1,649,750
	Cinemark USA, Inc. Term Loan 2.38%, due 10/5/13	1,950,000	1,759,875
	Easton-Bell Sports, Inc. Tranche B Term Loan 2.92%, due 3/16/12	918,479	690,390
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 3.768%, due 4/8/12	970,000	427,878
	Regal Cinemas Corp. Term Loan 4.97%, due 10/27/13	2,226,434	2,049,332
	Six Flags Theme Parks, Inc. Tranche B Term Loan 3.022%, due 4/30/15	982,500	665,644
	WMG Acquisition Corp. Term Loan 2.98%, due 2/28/11	961,509	841,801
			9,488,127

	Machinery 0.8%
	Gleason Corp. 1st Lien Term Loan 3.076%, due 6/30/13 (c)	920,750	773,430
	RBS Global, Inc.
	Term Loan B2 2.563%, due 7/21/13	551,407	430,098
	Term Loan B 3.39%, due 7/19/13	934,426	750,655
			1,954,183

	Mining, Steel, Iron & Non-Precious Metals 1.3%
	Aleris International, Inc.
	USD Term Loan B1 4.25%, due 2/13/10	881,160	102,802
	USD German C1 4.25%, due 12/19/13	627,954	103,612
	USD Term loan B1 4.25%, due 12/19/13	449,287	32,948
	DIP Term Loan 6.50%, due 2/13/10 (d)	329,752	259,679
	Mega Bloks, Inc. Term Loan B 8.75%, due 7/26/12 (c)	965,000	265,375
	Novelis, Inc.
	New Canadian Term Loan 2.52%, due 7/6/14	1,146,831	713,329
	New U.S. Term Loan 3.22%, due 7/6/14	1,299,582	808,340
	Walter Industries, Inc. Term Loan 2.83%, due 10/3/12	937,276	794,342
			3,080,427

	Oil & Gas 1.5%
	Dresser, Inc. Term Loan 3.456%, due 5/4/14	402,789	300,078
	Energy Transfer Co. L.P. Term Loan B 2.991%, due 11/1/12	2,000,000	1,811,666
	IFM Colonial Pipeline 2 LLC Term Loan B 3.26%, due 2/27/12	987,360	888,624
	Targa Resources, Inc.
	Synthetic Letter of Credit 1.095%, due 10/31/12	291,106	223,182
	Term Loan 2.53%, due 10/31/12	503,662	386,141
			3,609,691

	Personal & Nondurable Consumer Products 1.1%
	ACCO Brands Corp. U.S. Term Loan 7.75%, due 8/17/12	618,892	427,036
	JohnsonDiversey, Inc. New Term Loan B 3.184%, due 12/16/11	1,439,869	1,295,882
	Visant Corp. Term Loan C 2.497%, due 12/21/11	1,197,540	1,051,839
			2,774,757

	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.563%, due 2/1/14	1,397,422	667,269

	Personal, Food & Miscellaneous Services 0.8%
	Aramark Corp.
	Synthetic Letter of Credit 1.309%, due 1/27/14	42,994	37,152
	Term Loan 3.095%, due 1/27/14	2,217,549	1,916,240
			1,953,392

	Printing & Publishing 2.8%
	Cenveo Corp.
	Delayed Draw Term Loan 2.977%, due 6/21/13	26,363	17,795
	Term Loan C 2.977%, due 6/21/13	1,746,807	1,179,095
	Dex Media East LLC Replacement Term Loan 3.24%, due 10/24/14	810,925	284,837
	Hanley Wood LLC New Term Loan B 2.81%, due 3/8/14	668,351	190,480
	Idearc, Inc. Term Loan B 4.25%, due 11/17/14	1,938,741	735,913
	Lamar Media Corp. Term Loan B 4.063%, due 3/31/14	2,000,000	1,850,000
	MediaNews Group, Inc. Term Loan C 4.973%, due 8/2/13	360,513	45,665
	Merrill Communications LLC Term Loan 3.497%, due 12/22/12	1,941,957	1,271,982
	New Publishing Acquisition, Inc. Tranche B Term Loan 3.50%, due 8/5/12	1,101,395	330,418
	Penton Media, Inc. Term Loan B 3.36%, due 2/1/13 (c)	1,225,000	445,594
	R.H. Donnelley, Inc. Tranche D2 Term Loan 6.75%, due 6/30/11	874,928	383,875
			6,735,654

	Retail Store 2.5%
	Eye Care Centers of America, Inc. Term Loan B 3.45%, due 3/1/12 (c)	786,758	653,009
	Michaels Stores, Inc. New Term Loan B 2.76%, due 10/31/13	2,210,427	1,219,880
	Neiman Marcus Group, Inc. (The) Term Loan B 2.98%, due 4/6/13	1,564,565	897,181
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.02%, due 5/15/14	208,708	171,662
	Term Loan B 2.02%, due 5/15/14	724,944	596,267
	Petco Animal Supplies, Inc. Term Loan B 3.22%, due 10/25/13	2,043,755	1,737,192
	Yankee Candle Co., Inc. (The) Term Loan B 3.19%, due 2/6/14	1,384,904	906,123
			6,181,314

	Telecommunications 2.4%
	Cricket Communications, Inc. Term Loan 5.75%, due 6/16/13	1,994,872	1,880,791
¤	MetroPCS Wireless, Inc. Term Loan B 3.21%, due 11/3/13	2,994,885	2,718,691
	PanAmSat Corp.
	Term Loan B2-A 3.925%, due 1/3/14	488,849	422,854
	Term Loan B2-B 3.925%, due 1/3/14	488,701	422,726
	Term Loan B2-C 3.925%, due 1/3/14	488,701	422,726
			5,867,788

	Textiles & Leather 0.6%
	Springs Windows Fashions LLC Term Loan B 4.00%, due 12/31/12 (c)	435,708	239,639
	St. Johns Knits International, Inc. Term Loan B 9.00%, due 3/23/12 (c)	945,993	614,896
	William Carter Co. (The) Term Loan 2.12%, due 7/14/12	729,157	654,418
			1,508,953

	Utilities 7.3%
	AES Corp. Term Loan 5.081%, due 8/10/11	1,000,000	910,000
	Bosque Power Co. LLC Term Loan 7.025%, due 1/16/15	497,024	328,036
	Calpine Corp. 1st Priority Term Loan 4.095%, due 3/29/14	1,994,950	1,518,655
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit 1.12%, due 6/28/13	579,618	397,038
	Term Loan 3.77%, due 6/28/13	1,121,031	767,906
	Covanta Energy Corp.
	Funded Letter of Credit 1.092%, due 2/10/14	494,845	431,505
	Term Loan B 2.063%, due 2/10/14	985,052	858,965
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 2.02%, due 4/2/13	2,425,532	2,101,117
	Term Loan B 2.02%, due 4/2/13	73,351	63,540
	InfrastruX Group, Inc. Delayed Draw Term Loan 4.768%, due 11/3/12	1,749,365	1,475,297
	KGen LLC
	1st Lien Term Loan 2.313%, due 2/10/14	458,203	311,578
	Synthetic Letter of Credit 3.00%, due 2/8/14	281,250	191,250
	Mackinaw Power Holdings LLC Term Loan B 2.67%, due 6/22/15 (c)	1,500,000	1,275,000
	Mirant North America LLC Term Loan 2.268%, due 1/3/13	694,610	629,056
	NRG Energy, Inc.
	Term Loan B 2.72%, due 2/1/13	1,236,123	1,107,876
	Synthetic Letter of Credit 2.82%, due 2/1/13	659,642	591,204
	TPF Generation Holdings LLC
	Synthetic Revolver 1.359%, due 12/15/11	94,479	84,694
	Synthetic Letter of Credit 1.359%, due 12/15/13	301,388	270,173
	Term Loan B 2.518%, due 12/15/13	883,676	792,153
	2nd Lien Term Loan C 4.768%, due 12/15/14	500,000	347,500
	TPF II LC LLC Term Loan B 3.268%, due 10/15/14 (c)	872,185	750,079
	TXU Corp.
	Term Loan B2 4.03%, due 10/10/14	972,532	639,591
	Term Loan B3 4.03%, due 10/10/14	985,000	646,055
	USPF Holdings LLC
	Term Loan 2.306%, due 4/11/14 (c)	1,104,904	939,169
	Synthetic Letter of Credit 2.97%, due 4/11/14 (c)	300,000	255,000
			17,682,437

	Total Floating Rate Loans (Cost $253,354,978)		194,017,657

	Foreign Floating Rate Loans 4.4% (b)
	Broadcasting & Entertainment 0.7%
	UPC Broadband Holding B.V. Term Loan N 2.247%, due 12/31/14	2,000,000	1,724,000

	Chemicals, Plastics & Rubber 0.9%
	Brenntag Holding GmbH and Co.
	Acquisition Term Loan 2.60%, due 1/20/14	392,727	282,764
	Term Loan B2 3.21%, due 1/20/14	1,607,273	1,157,236
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2 3.43%, due 7/7/13	255,000	210,375
	Term Loan B1 3.43%, due 7/7/13	720,095	594,079
			2,244,454

	Finance 0.5%
	Ashtead Group PLC Term Loan 2.375%, due 8/31/11	1,368,000	1,149,120

	Home and Office Furnishings, Housewares & Durable Consumer Products 0.1%
	Sunbeam Corp. (Canada), Ltd. Term Loan 2.97%, due 1/24/12	320,405	271,543

	Printing & Publishing 0.6%
	Yell Group PLC Term Loan B1 3.518%, due 10/27/12	2,500,000	1,375,000

	Retail Store 0.5%
	Dollarama Group, L.P. Replacement Term Loan B 2.924%, due 11/18/11	1,455,130	1,265,963

	Telecommunications 1.1%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 3.925%, due 7/3/13	958,965	852,999
	Telesat Canada
	U.S. Term Loan B 4.16%, due 10/31/14	1,819,488	1,587,504
	U.S. Delayed Draw Term Loan 4.22%, due 10/31/14	156,273	136,348
			2,576,851

	Total Foreign Floating Rate Loans (Cost $13,549,316)		10,606,931
	Total Long-Term Investments (Cost $268,702,709)		206,209,213

	Short-Term Investments 20.7%
	Commercial Paper 15.4%
	Basin Electric Power Cooperative
	0.40%, due 4/16/09 (a)(e)	500,000	499,917
	0.40%, due 4/20/09 (a)(e)	4,000,000	3,999,156
	Campbell Soup Co. 0.20%, due 4/8/09 (a)(e)	1,528,000	1,527,941
	Colgate-Palmolive Co. 0.15%, due 4/14/09 (a)(e)	5,455,000	5,454,704
	General Dynamics Corp. 0.25%, due 4/2/09 (a)(e)	2,000,000	1,999,986
	Henkel Corp. 0.35%, due 4/7/09 (a)(e)	3,092,000	3,091,820
	Illinois Tool Works, Inc. 0.35%, due 4/7/09 (e)	4,195,000	4,194,755
	Lowe's Cos. 0.18%, due 4/6/09 (e)	4,500,000	4,499,887
	Nestle Capital Corp. 0.20%, due 4/1/09 (a)(e)	5,500,000	5,500,000
	Novartis Finance Corp. 0.18%, due 4/3/09 (a)(e)	2,832,000	2,831,972
	Roche Holding, Inc. 0.23%, due 4/8/09 (a)(e)	3,844,000	3,843,828
	Total Commercial Paper (Cost $37,443,966)		37,443,966

	Federal Agencies 5.0%
	Federal Home Loan Bank (Discount Note) 0.01%, due 4/27/09 (e)	7,000,000	6,999,646
	Federal Home Loan Mortgage Corporation (Discount Notes)
	0.12%, due 4/17/09 (e)	3,612,000	3,611,807
	0.01%, due 4/27/09 (e)	1,580,000	1,579,909
	Total Federal Agencies (Cost $12,191,362)		12,191,362

	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $685,471 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 6/4/09, with a Principal Amount of $700,000 and a Market Value of $699,790)	685,470	685,470
	Total Repurchase Agreement (Cost $685,470)		685,470

	Total Short-Term Investments (Cost $50,320,798)		50,320,798

Total Investments (Cost $319,023,507) (f)	105.8%	256,530,011
Liabilities in Excess of
Cash and Other Assets	(5.8)	(14,028,404)
Net Assets	100.0%	$242,501,607

¤	Among the Portfolio's 10 largest issuers, as of March 31, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2009. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at March 31, 2009 is $11,194,548, which represents 4.6% of the Portfolio's net assets.
(d)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(e)	Interest rate presented is yield to maturity.
(f)	At March 31, 2009, cost is $319,023,507 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$185,521
Gross unrealized depreciation	(62,679,017)
Net unrealized depreciation	$(62,493,496)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	256,530,011
Level 3 - Significant Unobservable Inputs	-
Total	$256,530,011

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Government Portfolio
Portfolio of Investments ††† March 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 92.1%†
	Asset-Backed Securities 1.2%
	Consumer Loans 0.4%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$1,650,000	$1,728,386

	Credit Cards 0.1%
	Chase Issuance Trust Series 2006-C4, Class C4 0.846%, due 1/15/14 (a)	855,000	524,386

	Diversified Financial Services 0.4%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	1,457,168	1,575,272

	Home Equity 0.3%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	665,000	563,890
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	1,025,000	865,469
			1,429,359

	Total Asset-Backed Securities (Cost $5,649,966)		5,257,403

	Corporate Bonds 13.5%
	Banks 8.0%
	American Express Bank FSB 3.15%, due 12/9/11 (c)	6,450,000	6,664,669
	Bank of America N.A. 1.70%, due 12/23/10 (c)	3,870,000	3,895,399
	HSBC USA, Inc. 3.125%, due 12/16/11 (c)	7,200,000	7,440,609
	PNC Funding Corp. 2.30%, due 6/22/12 (c)	5,620,000	5,674,121
	Regions Bank 3.25%, due 12/9/11 (c)	7,100,000	7,388,920
	Sovereign Bank 2.75%, due 1/17/12 (c)	3,185,000	3,247,385
			34,311,103

	Diversified Financial Services 5.5%
	General Electric Capital Corp.
¤	2.20%, due 6/8/12 (c)	9,420,000	9,480,825
	3.00%, due 12/9/11 (c)	7,420,000	7,639,929
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (c)	6,685,000	6,717,235
			23,837,989

	Insurance 0.0%‡
	Fund American Cos., Inc. 5.875%, due 5/15/13	250,000	191,934

	Total Corporate Bonds (Cost $57,263,180)		58,341,026

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	1,630,000	1,536,942
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 6.055%, due 8/25/36	1,372,699	810,945
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	530,000	360,122
	GS Mortgage Securities Corp. II Series 2001-ROCK, Class A1 6.22%, due 5/3/18 (d)	601,057	612,153
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.90%, due 2/25/42 (a)(d)(e)(f)	1,461,047	1,377,768
	Total Mortgage-Backed Securities (Cost $5,606,407)		4,697,930

	Municipal Bond 0.3%
	Texas 0.3%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23	1,280,000	1,279,949

	Total Municipal Bond (Cost $1,282,654)		1,279,949

	U.S. Government & Federal Agencies 76.0%
	Fannie Mae (Collateralized Mortgage Obligation) 0.3%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	1,340,751	1,367,356

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.7%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,803,146

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,820,970	206,955
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	327,380	39,807
			246,762

	Federal Home Loan Bank 4.0%
	5.00%, due 11/17/17	3,150,000	3,441,743
	5.125%, due 8/14/13	3,725,000	4,145,996
¤	5.50%, due 7/15/36	8,250,000	9,420,873
			17,008,612

	Federal Home Loan Mortgage Corporation 0.9%
	3.75%, due 3/27/19	2,480,000	2,513,309
	4.75%, due 11/17/15	1,395,000	1,544,671
			4,057,980

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.0%
	3.00%, due 8/1/10	1,330,352	1,324,235
	4.287%, due 3/1/35 (a)	105,286	107,615
	5.00%, due 1/1/20	2,789,586	2,909,247
	5.00%, due 6/1/33	5,725,954	5,927,888
	5.00%, due 8/1/33	2,846,601	2,947,705
	5.00%, due 5/1/36	2,094,707	2,163,542
	5.029%, due 6/1/35 (a)	2,188,497	2,249,254
	5.50%, due 1/1/21	1,950,056	2,037,036
	5.50%, due 1/1/33	8,682,802	9,048,176
	5.649%, due 2/1/37 (a)	764,785	787,697
	6.50%, due 4/1/37	559,695	590,720
			30,093,115

	Federal National Mortgage Association 5.8%
	2.75%, due 3/13/14	5,925,000	5,995,727
	4.625%, due 5/1/13	3,285,000	3,358,387
¤	5.375%, due 6/12/17	8,425,000	9,405,695
	6.625%, due 11/15/30	4,900,000	6,430,089
			25,189,898

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 30.7%
	4.378%, due 4/1/34 (a)	879,373	890,457
	4.50%, due 7/1/18	7,659,396	7,942,474
	4.50%, due 11/1/18	5,892,204	6,109,970
¤	4.50%, due 6/1/23	9,345,251	9,633,162
	4.718%, due 11/1/34 (a)	498,964	504,983
	5.00%, due 11/1/17	4,362,563	4,563,332
	5.00%, due 9/1/20	558,598	581,338
	5.00%, due 8/1/35 TBA (h)	960,000	987,900
¤	5.00%, due 2/1/36	8,916,836	9,221,263
¤	5.00%, due 5/1/36	12,187,504	12,603,593
	5.50%, due 11/1/17	2,859,877	3,002,633
	5.50%, due 6/1/19	1,728,166	1,810,110
	5.50%, due 11/1/19	1,868,094	1,956,673
	5.50%, due 4/1/21	3,975,484	4,156,534
	5.50%, due 6/1/21	706,874	738,183
¤	5.50%, due 6/1/33	13,102,580	13,656,369
	5.50%, due 12/1/33	3,594,111	3,746,018
	5.50%, due 6/1/34	1,958,946	2,039,293
	5.50%, due 3/1/35	3,603,357	3,751,151
	5.50%, due 8/1/35 TBA (h)	3,465,000	3,587,356
	5.50%, due 4/1/36	6,752,337	7,022,958
	5.50%, due 1/1/37	1,075,770	1,117,876
	5.50%, due 7/1/37	801,326	832,520
	5.50%, due 10/1/38	1,943,736	2,021,637
	6.00%, due 12/1/16	213,451	224,876
	6.00%, due 1/1/33	1,157,199	1,215,657
	6.00%, due 3/1/33	1,228,327	1,289,611
	6.00%, due 9/1/34	166,185	174,268
	6.00%, due 9/1/35	2,859,011	2,995,065
	6.00%, due 10/1/35	389,603	407,824
	6.00%, due 2/1/36 TBA (h)	6,370,000	6,652,669
	6.00%, due 4/1/36	3,937,814	4,121,976
	6.00%, due 6/1/36	4,349,183	4,550,545
	6.00%, due 11/1/36	2,758,442	2,886,155
	6.00%, due 4/1/37	1,054,419	1,097,142
	6.00%, due 12/1/38	1,844,032	1,928,152
	6.50%, due 10/1/31	357,962	380,387
	6.50%, due 7/1/32	184,596	195,929
	6.50%, due 2/1/37	724,244	763,803
	6.50%, due 8/1/47	825,036	865,150
			132,226,992

	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.7%
	Series 2006-32, Class A 5.079%, due 1/16/30	3,055,859	3,152,014

	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.6%
	5.00%, due 4/15/34	4,895,896	5,095,811
	5.50%, due 6/15/33	2,495,470	2,608,428
	5.50%, due 12/15/35	1,915,725	1,999,447
	6.00%, due 8/15/32	771,712	809,731
	6.00%, due 10/15/32	1,072,249	1,128,491
	6.00%, due 2/1/36 TBA (h)	8,300,000	8,670,910
	6.50%, due 7/15/28	136,006	145,307
	6.50%, due 8/15/28	177,437	189,578
	6.50%, due 7/15/32	759,999	808,269
¤	6.50%, due 5/1/35 TBA (h)	10,955,000	11,492,474
			32,948,446

	Hvide Van Ommeren Tankers LLC 1.1%
	Series I 7.54%, due 12/14/23 (i)	2,010,000	2,472,702
	Series II 7.54%, due 12/14/23 (i)	1,991,000	2,449,328
			4,922,030

¤	Overseas Private Investment Corporation 2.1%
	5.142%, due 12/15/23 (i)	8,082,578	9,181,162

	Tennessee Valley Authority 3.3%
	4.65%, due 6/15/35 (i)	4,395,000	4,274,638
	4.75%, due 8/1/13	5,300,000	5,698,581
	6.25%, due 12/15/17 (i)	3,485,000	4,085,194
			14,058,413

	United States Treasury Bonds 2.7%
	4.50%, due 5/15/38	1,440,000	1,681,200
	6.875%, due 8/15/25	3,220,000	4,615,670
	8.75%, due 8/15/20	3,460,000	5,278,663
			11,575,533

	United States Treasury Notes 8.4%
	2.00%, due 7/15/14 T.I.P.S. (j)	3,359,940	3,469,138
¤	4.75%, due 8/15/17	27,900,000	32,634,295
			36,103,433

	United States Treasury Strip Principal 0.6%
	(zero coupon), due 8/15/28	5,615,000	2,692,583

	Total U.S. Government & Federal Agencies (Cost $315,579,341)		327,627,475

	Total Long-Term Bonds (Cost $385,381,548)		397,203,783

	Short-Term Investment 14.5%
	Repurchase Agreement 14.5%
	State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $62,585,064 (Collateralized by a United States Treasury Bill with a rate of 0.13% and a maturity date of 5/28/09, with a Principal Amount of $63,850,000 and a Market Value of $63,837,230)	62,584,977	62,584,977

	Total Short-Term Investment (Cost $62,584,977)		62,584,977

Total Investments (Cost $447,966,525) (m)	106.6%	459,788,760
Liabilities in Excess of
Cash and Other Assets	(6.6)	(28,661,742)

Net Assets	100.0%	$431,127,018

	Contracts Long	Unrealized Appreciation/ Depreciation (k)
Futures Contracts 0.1%
United States Treasury Note June 2009 (10 Year) (l)	191	$621,716
Total Futures Contracts Long (Settlement Value $23,698,922)		621,716

Contracts Short	Unrealized Appreciation/ Depreciation (k)

United States Treasury Note June 2009 (2 Year) (l)	(378)	(459,981)

Total Futures Contracts Short (Settlement Value $82,362,657)	(459,981)

Total Futures Contracts (Settlement Value $58,663,735)	$161,735

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at March 31, 2009.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at March 31, 2009 is $1,429,359, which represents 0.3% of the Portfolio's net assets.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Fair valued security. The total market value of this security at March 31, 2009 is $1,377,768, which represents 0.3% of the Portfolio's net assets.
(f)	Illiquid security. The total market value of this security at March 31, 2009 is $1,377,768, which represents 0.3% of the Portfolio's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2009 is $31,391,309, which represents 7.3% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(i)	United States Government Guaranteed Security.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2009.
(l)	At March 31, 2009, cash in the amount of $34,813 is segregated as collateral for futures contracts with the broker.
(m)	At March 31, 2009, cost is $447,966,577 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,901,843
Gross unrealized depreciation	(2,079,660)
Net unrealized appreciation	$11,822,183

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$-	$621,716
Level 2 - Other Significant Observable Inputs	458,410,992	-
Level 3 - Significant Unobservable Inputs	1,377,768	-
Total	$459,788,760	$621,716

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's Liabilities carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$-	$(459,981)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$-	$(459,981)

(a) Other financial instruments include futures contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
Balance as of 12/31/08	$1,422,949
Accrued discounts/premiums	163
Realized gain (loss)	718
Change in unrealized appreciation/depreciation	(5,476)
Net purchases (sales)	(40,586)
Net transfers in and/or out of Level 3	-
Balance as of 3/31/09	$1,377,768
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	(5,476)

MainStay VP Growth Allocation Portfolio
Portfolio of Investments March 31, 2009 unaudited

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	2,183,933	$11,356,452
MainStay 130/30 Growth Fund Class I (a)(b)	975,839	5,815,999
MainStay 130/30 International Fund Class I (a)(b)	1,594,838	6,969,441
MainStay Growth Equity Fund Class I (a)	546,930	4,052,754
MainStay ICAP Equity Fund Class I	548,208	12,466,245
MainStay ICAP International Fund Class I	503,999	9,797,743
MainStay MAP Fund Class I	615,603	12,016,580
MainStay VP Common Stock Portfolio Initial Class (a)	2,351,857	25,189,847
MainStay VP ICAP Select Equity Portfolio Initial Class	1,616,989	12,612,919
MainStay VP International Equity Portfolio Initial Class (a)	1,157,433	11,379,470
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,807,425	25,657,963
MainStay VP Mid Cap Core Portfolio Initial Class	297,158	1,947,585
MainStay VP Mid Cap Growth Portfolio Initial Class	76,568	560,552
MainStay Value Fund Class I (a)	147,161	1,537,829

Total Investments (Cost $226,906,117) (c)	100.1%	141,361,379
Liabilities in Excess of
Cash and Other Assets	(0.1)	(77,197)
Net Assets	100.0%	$141,284,182

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolios/Funds shares Class.
(b)	Non-income producing Underlying Fund.
(c)	At March 31, 2009, cost is $228,560,195 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$58,374
Gross unrealized depreciation	(87,257,190)
Net unrealized depreciation	$(87,198,816)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$141,361,379
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$141,361,379

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio
Portfolio of Investments March 31, 2009 unaudited

			Principal Amount	Value
	Long-Term Bonds 87.9%†
	Convertible Bonds 0.5%
	Insurance 0.1%
	Conseco, Inc.
	3.50%, due 9/30/35 (zero coupon), beginning 9/30/10 (a)		$950,000	$223,250
	3.50%, due 9/30/35 (zero coupon), beginning 9/30/10		1,670,000	392,450
				615,700

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (b)(c)(d)(e)		1,869,975	187
	4.75%, due 12/31/49 (b)(c)(d)(e)		9,032,054	903
				1,090

	Media 0.3%
	Sinclair Broadcast Group, Inc. 3.00%, due 5/15/27		5,560,000	3,210,900

	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. 3.25%, due 4/15/24 (a)		1,290,000	1,177,125

	Total Convertible Bonds (Cost $9,163,226)			5,004,815

	Corporate Bonds 66.2%
	Advertising 1.1%
	Interpublic Group of Cos., Inc.
	6.25%, due 11/15/14		7,900,000	4,977,000
	7.25%, due 8/15/11		1,455,000	1,204,013
	Lamar Media Corp.
	6.625%, due 8/15/15		715,000	521,950
	Series B 6.625%, due 8/15/15		1,945,000	1,400,400
	7.25%, due 1/1/13		245,000	211,006
	9.75%, due 4/1/14 (a)		2,445,000	2,380,819
				10,695,188

	Aerospace & Defense 0.2%
	BE Aerospace, Inc. 8.50%, due 7/1/18		2,660,000	2,217,775

	Agriculture 0.6%
	Reynolds American, Inc.
	7.625%, due 6/1/16		3,475,000	3,076,626
	7.75%, due 6/1/18		3,505,000	3,087,821
				6,164,447

	Airlines 0.1%
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)		4,215,000	1,053,750
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/49 (f)		3,395,000	20,709
	2.875%, due 2/6/24 (f)		2,325,000	16,856
	2.875%, due 2/18/49 (f)		1,355,000	9,824
	8.00%, due 6/3/23 (f)		2,560,000	18,560
	8.00%, due 6/3/49 (f)		3,375,000	24,469
	8.30%, due 12/15/29 (f)		3,660,000	22,326
	9.25%, due 3/15/49 (f)		2,450,000	14,945
	9.75%, due 5/15/49 (f)		350,000	2,135
	10.00%, due 8/15/49 (f)		2,630,000	16,043
	10.375%, due 12/15/22 (f)		3,275,000	19,978
	10.375%, due 2/1/49 (f)		5,180,000	31,598
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (f)		3,847,600	19,238
	7.875%, due 12/31/49 (f)		3,986,900	9,967
	8.70%, due 3/15/49 (f)		155,000	388
	8.875%, due 6/1/49 (f)		1,996,000	4,990
	9.875%, due 3/15/37 (f)		2,108,000	5,270
	10.00%, due 2/1/49 (f)		7,315,600	18,289
				1,309,335

	Apparel 0.3%
	Unifi, Inc. 11.50%, due 5/15/14		5,965,000	2,893,025

	Auto Manufacturers 0.3%
	Daimler Finance North America LLC 7.30%, due 1/15/12		1,445,000	1,385,020
	Ford Motor Co.
	7.45%, due 7/16/31		6,215,000	1,973,262
	8.90%, due 1/15/32		495,000	149,738
				3,508,020

	Auto Parts & Equipment 1.6%
	Allison Transmission, Inc. 11.25%, due 11/1/15 (a)(g)		3,800,000	1,520,000
	American Tire Distributors, Inc.
	7.709%, due 4/1/12 (h)		775,000	542,500
	10.75%, due 4/1/13		1,855,000	1,298,500
	FleetPride Corp. 11.50%, due 10/1/14 (a)		5,665,000	4,758,600
	Goodyear Tire & Rubber Co. (The)
	6.318%, due 12/1/09 (h)		1,000,000	955,000
	8.625%, due 12/1/11		2,585,000	2,145,550
	Johnson Controls, Inc. 5.25%, due 1/15/11		2,180,000	2,112,047
	Lear Corp.
	Series B 8.50%, due 12/1/13		1,159,000	260,775
	8.75%, due 12/1/16		5,205,000	1,067,025
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14		3,850,000	712,250
	10.25%, due 7/15/13		1,065,000	564,450
				15,936,697

	Banks 0.6%
	GMAC LLC
	6.75%, due 12/1/14 (a)		8,808,000	5,118,681
	7.25%, due 3/2/11 (a)		1,836,000	1,359,448
				6,478,129

	Beverages 0.3%
	Constellation Brands, Inc. 7.25%, due 5/15/17		2,845,000	2,702,750

	Building Materials 1.0%
	Building Materials Corp. of America 7.75%, due 8/1/14		2,895,000	1,990,313
	Compression Polymers Corp. 10.50%, due 7/1/13		1,760,000	827,200
	Texas Industries, Inc.
	7.25%, due 7/15/13 (a)		9,605,000	7,251,775
	7.25%, due 7/15/13		295,000	222,725
				10,292,013

	Chemicals 0.8%
	Equistar Chemicals, L.P. 7.55%, due 2/15/26		2,400,000	240,000
	MacDermid, Inc. 9.50%, due 4/15/17 (a)		1,475,000	508,875
	Millennium America, Inc. 7.625%, due 11/15/26		3,150,000	31,500
	Mosaic Global Holdings, Inc. 7.625%, due 12/1/16 (a)		1,640,000	1,607,200
	Nalco Co. 7.75%, due 11/15/11		1,425,000	1,403,625
	Phibro Animal Health Corp.
	10.00%, due 8/1/13 (a)		3,655,000	2,924,000
	13.00%, due 8/1/14 (a)		765,000	596,700
	Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12		9,170,000	1,215,025
				8,526,925

	Coal 0.3%
	Peabody Energy Corp.
	7.375%, due 11/1/16		845,000	836,550
	7.875%, due 11/1/26		2,235,000	1,994,738
				2,831,288

	Commercial Services 3.1%
	Cardtronics, Inc. 9.25%, due 8/15/13		7,245,000	4,636,800
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (d)(e)		2,412,000	173,664
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13		4,854,000	3,883,200
	iPayment, Inc. 9.75%, due 5/15/14		6,280,000	3,265,600
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (a)		7,845,000	6,315,225
	Language Line, Inc. 11.125%, due 6/15/12		5,005,000	4,617,112
	Lender Processing Services, Inc. 8.125%, due 7/1/16		3,380,000	3,354,650
	Rural/Metro Corp. 9.875%, due 3/15/15		4,120,000	3,337,200
	Service Corp. International 7.625%, due 10/1/18		2,210,000	1,900,600
				31,484,051

	Computers 0.7%
¤	SunGard Data Systems, Inc.
	4.875%, due 1/15/14		1,030,000	844,600
	10.625%, due 5/15/15 (a)		7,240,000	6,335,000
				7,179,600

	Distribution & Wholesale 0.4%
	ACE Hardware Corp. 9.125%, due 6/1/16 (a)		4,490,000	3,681,800

	Diversified Financial Services 1.5%
	AmeriCredit Corp. 8.50%, due 7/1/15		6,955,000	5,981,300
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (a)		7,510,000	4,872,713
	Janus Capital Group, Inc. 6.125%, due 9/15/11		1,065,000	727,826
	LaBranche & Co., Inc. 11.00%, due 5/15/12		3,270,000	2,947,088
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15		355,000	282,225
	Ucar Finance, Inc. 10.25%, due 2/15/12		193,000	174,665
				14,985,817

	Electric 3.8%
	AES Corp. (The) 9.75%, due 4/15/16		4,265,000	4,009,100
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17		6,861,609	6,244,064
	Energy Future Holdings Corp. 10.875%, due 11/1/17		9,820,000	6,333,900
	ESI Tractebel Acquisition Corp. Class B 7.99%, due 12/30/11		937,000	918,041
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (a)		1,260,000	1,115,100
	NRG Energy, Inc.
	7.25%, due 2/1/14		4,775,000	4,488,500
	7.375%, due 2/1/16		345,000	320,850
	PNM Resources, Inc. 9.25%, due 5/15/15		2,825,000	2,496,594
	Public Service Co. of New Mexico 7.95%, due 5/15/18		2,305,000	2,022,637
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26		1,190,000	1,071,000
	Reliant Energy, Inc.
	7.625%, due 6/15/14		1,700,000	1,377,000
	7.875%, due 6/15/17		9,665,000	7,635,350
	Western Resources, Inc. 7.125%, due 8/1/09		855,000	851,533
				38,883,669

	Energy - Alternate Sources 0.0%‡
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (e)		2,159	2,232

	Entertainment 2.2%
	Chukchansi Economic Development Authority 8.00%, due 11/15/13 (a)		2,105,000	457,838
	Gaylord Entertainment Co.
	6.75%, due 11/15/14		1,495,000	919,425
	8.00%, due 11/15/13		601,000	396,660
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14		3,886,000	2,292,740
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14		5,985,000	3,546,112
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09		2,335,000	1,914,700
	8.00%, due 4/1/12		2,986,000	880,870
	Penn National Gaming, Inc.
	6.75%, due 3/1/15		5,635,000	4,789,750
	6.875%, due 12/1/11		3,200,000	3,080,000
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15		475,000	294,500
	8.75%, due 10/1/13		4,065,000	3,577,200
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (d)(e)		728,677	437,206
				22,587,001

	Environmental Controls 0.6%
	Geo Sub Corp. 11.00%, due 5/15/12		8,780,000	6,255,750

	Finance - Auto Loans 0.7%
	Ford Motor Credit Co. LLC
	5.70%, due 1/15/10		2,115,000	1,811,627
	7.375%, due 10/28/09		1,510,000	1,354,243
	7.875%, due 6/15/10		4,635,000	3,830,387
				6,996,257

	Finance - Other Services 1.7%
¤	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13		13,150,000	10,454,250
	8.125%, due 6/1/12		7,680,000	6,528,000
				16,982,250

	Food 0.9%
	American Stores Co. 8.00%, due 6/1/26		3,490,000	3,027,575
	Stater Brothers Holdings 7.75%, due 4/15/15		2,160,000	2,073,600
	Tyson Foods, Inc.
	7.85%, due 4/1/16		410,000	353,213
	10.50%, due 3/1/14 (a)		3,370,000	3,437,400
				8,891,788

	Forest Products & Paper 2.4%
	Bowater, Inc.
	9.375%, due 12/15/21		7,854,700	706,923
	9.50%, due 10/15/12		90,000	8,100
	Domtar Corp. 7.875%, due 10/15/11		6,570,000	5,321,700
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)		1,615,000	1,510,025
	7.125%, due 1/15/17 (a)		3,880,000	3,589,000
	7.25%, due 6/1/28		4,180,000	2,905,100
	7.375%, due 12/1/25		1,310,000	943,200
	7.75%, due 11/15/29		64,000	47,360
	8.00%, due 1/15/24		4,295,000	3,414,525
	8.875%, due 5/15/31		6,895,000	5,516,000
				23,961,933

	Gas 0.1%
	MXEnergy Holdings, Inc. 9.134%, due 8/1/11 (h)		4,140,000	1,345,500

	Hand & Machine Tools 0.2%
	Baldor Electric Co. 8.625%, due 2/15/17		750,000	594,375
	Thermadyne Holdings Corp. 9.50%, due 2/1/14		1,590,000	1,017,600
				1,611,975

	Health Care - Products 2.6%
	Biomet, Inc.
	10.00%, due 10/15/17		4,835,000	4,786,650
	11.625%, due 10/15/17		3,460,000	3,053,450
	Boston Scientific Corp. 6.00%, due 6/15/11		1,145,000	1,110,650
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15		6,245,000	1,498,800
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14		5,215,000	5,215,000
	Invacare Corp. 9.75%, due 2/15/15		4,890,000	4,706,625
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14		5,065,000	3,114,975
	VWR Funding, Inc. Series B 10.25%, due 7/15/15 (g)		3,930,000	2,672,400
				26,158,550

	Health Care - Services 4.2%
	Alliance Imaging, Inc.
	7.25%, due 12/15/12		2,440,000	2,342,400
	Series B 7.25%, due 12/15/12		7,490,000	7,190,400
	Centene Corp. 7.25%, due 4/1/14		4,135,000	3,659,475
¤	Community Health Systems, Inc. 8.875%, due 7/15/15		6,105,000	5,769,225
	DaVita, Inc. 6.625%, due 3/15/13		4,865,000	4,719,050
¤	HCA, Inc.
	6.30%, due 10/1/12		6,800,000	5,678,000
	6.75%, due 7/15/13		3,095,000	2,313,512
	8.75%, due 9/1/10		1,200,000	1,194,000
	HCA, Inc./DE 9.875%, due 2/15/17 (a)		1,035,000	978,075
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15		2,490,000	2,247,225
	Skilled Healthcare Group, Inc. 11.00%, due 1/15/14		1,904,000	1,899,240
	Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14		5,370,000	4,739,025
				42,729,627

	Holding Company - Diversified 0.8%
	Leucadia National Corp.
	7.125%, due 3/15/17		1,440,000	986,400
	8.125%, due 9/15/15		4,480,000	3,544,800
	Susser Holdings LLC 10.625%, due 12/15/13		3,375,000	3,273,750
				7,804,950

	Household Products & Wares 0.5%
	ACCO Brands Corp. 7.625%, due 8/15/15		4,655,000	931,000
	Jarden Corp. 7.50%, due 5/1/17		3,070,000	2,471,350
	Libbey Glass, Inc. 9.568%, due 6/1/11 (h)		3,500,000	1,575,000
				4,977,350

	Insurance 2.0%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17		11,475,000	8,950,500
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (a)		9,160,000	5,793,700
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (a)		555,000	5,550
	9.15%, due 7/1/26 (a)		12,235,000	122,350
	USI Holdings Corp.
	5.113%, due 11/15/14 (a)(h)		2,080,000	977,600
	9.75%, due 5/15/15 (a)		3,675,000	1,653,750
	Willis North America, Inc.
	5.625%, due 7/15/15		395,000	285,578
	6.20%, due 3/28/17		3,341,000	2,341,790
				20,130,818

	Internet 0.5%
	Expedia, Inc.
	7.456%, due 8/15/18		1,100,000	924,000
	8.50%, due 7/1/16 (a)		4,795,000	4,075,750
				4,999,750

	Iron & Steel 0.4%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25		4,420,000	3,478,385
	Allegheny Technologies, Inc. 8.375%, due 12/15/11		85,000	82,750
				3,561,135

	Leisure Time 0.3%
	Town Sports International, Inc. 2.375%, due 2/1/14 11.00%, beginning 2/1/09		5,570,000	2,896,400

	Lodging 1.7%
	Boyd Gaming Corp.
	6.75%, due 4/15/14		175,000	101,500
	7.75%, due 12/15/12		8,165,000	6,572,825
	MTR Gaming Group, Inc.
	Series B 9.00%, due 6/1/12		1,910,000	916,800
	9.75%, due 4/1/10		3,035,000	2,276,250
	San Pasqual Casino 8.00%, due 9/15/13 (a)		1,815,000	1,347,637
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.82%, due 3/15/14 (a)(h)		3,760,000	1,955,200
	Sheraton Holding Corp. 7.375%, due 11/15/15		685,000	482,925
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13		1,725,000	1,328,250
	7.875%, due 5/1/12		2,059,000	1,760,445
	Wynn Las Vegas Capital Corp. 6.625%, due 12/1/14		1,280,000	966,400
				17,708,232

	Media 3.5%
¤	Charter Communications Operating LLC 8.00%, due 4/30/12 (a)		8,144,000	7,451,760
	CSC Holdings, Inc.
	8.50%, due 4/15/14 (a)		6,575,000	6,476,375
	8.50%, due 6/15/15 (a)		1,690,000	1,651,975
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (a)(g)		1,805,381	735,693
	HSN, Inc. 11.25%, due 8/1/16 (a)		5,075,000	3,451,000
	ION Media Networks, Inc.
	4.344%, due 1/15/12 (a)(h)		5,310,000	902,700
	7.344%, due 1/15/13 (a)(g)		2,444,084	21,997
	LBI Media, Inc. 8.50%, due 8/1/17 (a)		3,280,000	885,600
	Local Insight Regatta Holdings, Inc. 11.00%, due 12/1/17		1,865,000	433,612
	Morris Publishing Group LLC 7.00%, due 8/1/13		7,300,000	337,625
¤	Rainbow National Services LLC
	8.75%, due 9/1/12 (a)		2,940,000	2,940,000
	10.375%, due 9/1/14 (a)		8,515,000	8,685,300
	Vertis, Inc. 18.50%, due 10/1/12 (g)		3,065,000	735,600
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (d)(e)		1,038,719	623,231
	Ziff Davis Media, Inc. (Escrow Shares) (zero coupon), due 5/1/12 (d)(e)		4,035,000	206,189
				35,538,657

	Metal Fabricate & Hardware 0.4%
	Metals USA, Inc. 11.125%, due 12/1/15		2,125,000	1,275,000
	Mueller Water Products, Inc. 7.375%, due 6/1/17		2,705,000	1,393,075
	Neenah Foundary Co. 9.50%, due 1/1/17		5,355,000	1,419,075
				4,087,150

	Mining 0.8%
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17		8,860,000	8,284,100

	Miscellaneous - Manufacturing 1.4%
	Actuant Corp. 6.875%, due 6/15/17		3,695,000	3,131,513
	Polypore, Inc. 8.75%, due 5/15/12		3,709,000	2,707,570
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14		7,180,000	5,815,800
	Sally Holdings LLC 9.25%, due 11/15/14		2,350,000	2,226,625
				13,881,508

	Oil & Gas 7.3%
	Chaparral Energy, Inc.
	8.50%, due 12/1/15		5,480,000	1,890,600
	8.875%, due 2/1/17		6,530,000	2,252,850
	Chesapeake Energy Corp.
	6.50%, due 8/15/17		9,215,000	7,510,225
	6.625%, due 1/15/16		1,590,000	1,323,675
	6.875%, due 11/15/20		1,355,000	1,060,287
	Forest Oil Corp.
	7.25%, due 6/15/19		4,955,000	3,914,450
	7.75%, due 5/1/14		95,000	84,313
	8.00%, due 12/15/11		3,590,000	3,446,400
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (a)		3,520,000	2,569,600
	9.00%, due 6/1/16 (a)		2,895,000	2,142,300
	Linn Energy LLC 9.875%, due 7/1/18 (a)		3,930,000	3,222,600
	Mariner Energy, Inc.
	7.50%, due 4/15/13		5,585,000	4,132,900
	8.00%, due 5/15/17		1,570,000	1,036,200
	Newfield Exploration Co.
	6.625%, due 9/1/14		645,000	583,725
	6.625%, due 4/15/16		4,315,000	3,861,925
	7.125%, due 5/15/18		35,000	30,975
	Parker Drilling Co. 9.625%, due 10/1/13		6,770,000	4,535,900
	PetroHawk Energy Corp. 10.50%, due 8/1/14 (a)		3,615,000	3,596,925
	Petroquest Energy, Inc. 10.375%, due 5/15/12		5,180,000	3,185,700
	Plains Exploration & Production Co.
	7.625%, due 6/1/18		172,000	139,320
	10.00%, due 3/1/16		4,640,000	4,384,800
	Pride International, Inc. 7.375%, due 7/15/14		2,770,000	2,728,450
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13		1,981,000	1,683,850
	SandRidge Energy, Inc. 8.00%, due 6/1/18 (a)		2,820,000	2,072,700
	Stone Energy Corp.
	6.75%, due 12/15/14		5,750,000	2,271,250
	8.25%, due 12/15/11		755,000	396,375
	United Refining Co. 10.50%, due 8/15/12		2,315,000	1,342,700
	Venoco, Inc. 8.75%, due 12/15/11		2,050,000	1,117,250
	W&T Offshore, Inc. 8.25%, due 6/15/14 (a)		3,155,000	2,019,200
	Whiting Petroleum Corp.
	7.00%, due 2/1/14		4,995,000	3,746,250
	7.25%, due 5/1/13		1,855,000	1,456,175
				73,739,870

	Oil & Gas Services 0.7%
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17		3,615,000	1,563,488
	9.00%, due 1/15/14		3,835,000	1,783,275
	Complete Production Services, Inc. 8.00%, due 12/15/16		3,815,000	2,422,525
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (a)		2,945,000	1,737,550
				7,506,838

	Packaging & Containers 0.5%
	Ball Corp. 6.875%, due 12/15/12		1,005,000	1,015,050
	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14		4,035,000	3,873,600
				4,888,650

	Pharmaceuticals 0.1%
	Warner Chilcott Corp. 8.75%, due 2/1/15		1,125,000	1,080,000

	Pipelines 3.6%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11		395,000	379,654
	9.625%, due 11/1/21		7,515,000	9,015,257
	Cedar Brakes II LLC 9.875%, due 9/1/13 (a)		3,824,041	3,927,443
	Copano Energy LLC 8.125%, due 3/1/16		2,260,000	1,909,700
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18 (a)		5,145,000	4,090,275
	El Paso Natural Gas Co.
	7.50%, due 11/15/26		1,435,000	1,249,744
	7.625%, due 8/1/10		3,975,000	3,901,427
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14		4,050,000	2,855,250
	8.50%, due 7/15/16		6,065,000	4,336,475
	8.75%, due 4/15/18		830,000	578,925
	Northwest Pipeline Corp. 7.125%, due 12/1/25		2,195,000	2,044,304
	Southern Natural Gas Co. 7.35%, due 2/15/31		1,190,000	1,001,496
	Tennessee Gas Pipeline Co. 7.625%, due 4/1/37		1,005,000	867,218
				36,157,168

	Real Estate Investment Trusts 1.9%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14		2,145,000	1,651,650
	Host Marriott, L.P.
	6.375%, due 3/15/15		2,675,000	1,979,500
	Series Q 6.75%, due 6/1/16		5,735,000	4,186,550
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14		5,200,000	4,784,000
	Trustreet Properties, Inc. 7.50%, due 4/1/15		6,700,000	6,600,136
				19,201,836

	Retail 1.2%
	Harry & David Holdings, Inc. 9.00%, due 3/1/13		935,000	201,025
	Rite Aid Corp.
	7.50%, due 3/1/17		1,875,000	965,625
	8.625%, due 3/1/15		7,710,000	1,734,750
	9.375%, due 12/15/15		155,000	35,844
	9.50%, due 6/15/17		3,835,000	882,050
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13		7,720,000	6,446,200
	Toys "R" Us, Inc. 7.625%, due 8/1/11		3,155,000	1,265,944
	Wendy's International, Inc. 6.25%, due 11/15/11		1,065,000	969,150
				12,500,588

	Savings & Loans 0.0%‡
	FireKeepers Development Authority 13.875%, due 5/1/15 (a)		565,000	344,650

	Software 0.5%
	Open Solutions, Inc. 9.75%, due 2/1/15 (a)		4,745,000	717,681
	SS&C Technologies, Inc. 11.75%, due 12/1/13		5,405,000	4,594,250
				5,311,931

	Telecommunications 4.0%
	American Tower Corp. 7.50%, due 5/1/12		410,000	412,050
	Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13		6,655,000	6,887,925
	Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations 8.125%, due 2/1/14		605,000	623,150
	Crown Castle International Corp. 9.00%, due 1/15/15		940,000	942,350
	GCI, Inc. 7.25%, due 2/15/14		3,390,000	2,966,250
	Intelsat Holdings, Ltd. 8.875%, due 1/15/15 (a)		1,415,000	1,312,412
	iPCS, Inc. 3.295%, due 5/1/13 (h)		1,525,000	1,143,750
	Lucent Technologies, Inc.
	6.45%, due 3/15/29		17,470,000	6,638,600
	6.50%, due 1/15/28		3,410,000	1,295,800
	PAETEC Holding Corp. 9.50%, due 7/15/15		180,000	126,000
	Qwest Communications International, Inc.
	7.25%, due 2/15/11		290,000	279,850
	Series B 7.50%, due 2/15/14		8,050,000	6,963,250
¤	Qwest Corp.
	7.20%, due 11/10/26		1,645,000	1,118,600
	7.25%, due 9/15/25		920,000	607,200
	7.50%, due 10/1/14		1,655,000	1,506,050
	8.875%, due 3/15/12		4,820,000	4,759,750
	Sprint Nextel Corp. 6.00%, due 12/1/16		3,909,000	2,794,935
				40,377,922

	Textiles 1.2%
¤	INVISTA 9.25%, due 5/1/12 (a)		14,065,000	12,588,175

	Transportation 0.5%
	Atlantic Express Transportation Corp. 11.626%, due 4/15/12 (h)		2,395,000	910,100
	KAR Holdings, Inc.
	8.75%, due 5/1/14		2,175,000	1,152,750
	10.00%, due 5/1/15		6,060,000	2,636,100
				4,698,950

	Trucking & Leasing 0.1%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15		3,715,000	1,472,069

	Total Corporate Bonds (Cost $911,720,790)			671,032,089

	Foreign Bond 0.5%
	Media 0.5%
	Shaw Communications, Inc. 7.50%, due 11/20/13	C$	5,470,000	4,602,904

	Total Foreign Bond (Cost $4,299,766)			4,602,904

	Loan Assignments & Participations 10.2% (i)
	Aerospace & Defense 0.2%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.496%, due 7/31/14		$1,963,893	962,307
	Tranche B2 Term Loan 4.92%, due 7/31/14		1,931,095	946,237
				1,908,544

	Automobile 1.0%
	DaimlerCrysler Financial Services Americas LLC 2nd Lien Term Loan 7.06%, due 8/3/13		10,195,000	2,711,870
	Navistar International Corp.
	Term Loan B 3.768%, due 1/19/12		6,600,000	5,131,500
	Revolver 5.197%, due 1/19/12		2,400,000	1,866,000
				9,709,370

	Broadcasting 1.1%
¤	Charter Communications Operating LLC Replacement Term Loan 3.211%, due 3/17/11		4,536,465	3,699,110
	Nielsen Finance LLC Dollar Term Loan 2.533%, due 8/9/13		10,017,910	7,780,581
				11,479,691

	Buildings & Real Estate 0.4%
	LNR Property Corp.
	Term Loan A1 4.00%, due 7/12/09		805,200	359,656
	Initial Tranche B Term Loan 4.00%, due 7/12/11		6,107,200	3,221,548
				3,581,204

	Electronics 0.7%
¤	SunGard Data Systems, Inc. Term Loan B 2.697%, due 2/28/14		7,942,579	6,721,407

	Finance 0.7%
	Lender Processing Services, Inc. Term Loan A 3.018%, due 7/2/13		7,164,286	7,092,643

	Healthcare, Education & Childcare 2.9%
	Capella Healthcare, Inc. 1st Lien Term Loan 5.75%, due 2/28/15		2,633,400	2,146,221
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.768%, due 7/25/14		603,356	520,394
	New Loan Term B 3.441%, due 7/5/14		8,466,723	7,302,549
	Fresenius Medical Care Holdings, Inc. Term Loan 2.615%, due 3/31/13		396,931	365,673
¤	HCA, Inc.
	Term Loan A 2.72%, due 11/18/12		2,531,917	2,180,614
	Term Loan B 3.47%, due 11/17/13		9,775,209	8,304,040
	Talecris Biotherapeutics, Inc.
	1st Lien Term Loan 4.74%, due 12/6/13		2,371,600	2,134,440
	2nd Lien Term Loan 7.74%, due 12/6/14		5,580,000	4,770,900
	Warner Chilcott Corp.
	Tranche C Term Loan 2.518%, due 1/18/12		464,399	427,828
	Tranche B Term Loan 2.912%, due 1/18/12		1,324,140	1,219,864
				29,372,523

	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Town Sports International, Inc. Term Loan 2.375%, due 2/27/14		2,949,800	1,474,900

	Machinery 0.1%
	BHM Technologies LLC
	Exit Term Loan B 8.50%, due 7/14/13 (c)(d)(e)		2,533,251	519,316
	Exit Term Loan 12.25%, due 7/21/13 (c)(d)(e)		995,000	915,400
				1,434,716

	Retail Store 0.3%
	Toys 'R' Us (Delaware), Inc. Term Loan 5.545%, due 1/19/13 (d)		5,870,000	2,647,370

	Telecommunications 0.4%
¤	Qwest Corp. Term Loan B 6.95%, due 6/30/10		4,250,000	4,202,187

	Utilities 2.3%
	Calpine Corp. 1st Priority Term Loan 4.095%, due 3/26/14		13,726,250	10,449,108
¤	TXU Corp.
	Term Loan B2 4.033%, due 10/31/14		10,505,025	6,908,693
	Term Loan B3 4.033%, due 10/31/14		9,284,565	6,089,681
				23,447,482

	Total Loan Assignments & Participations (Cost $142,037,178)			103,072,037

	Yankee Bonds 10.5% (j)
	Chemicals 0.2%
	Nova Chemicals Corp. 5.72%, due 11/15/13 (h)		2,965,000	2,223,750

	Commercial Services 0.0%‡
	Quebecor World, Inc.
	8.75%, due 3/15/16 (a)		150,000	5,250
	9.75%, due 1/15/15 (a)		8,530,000	298,550
				303,800

	Diversified Telecommunication Services 0.4%
	Digicel, Ltd. 9.25%, due 9/1/12 (a)		3,910,000	3,450,575

	Electric 0.8%
	Intergen N.V. 9.00%, due 6/30/17 (a)		9,365,000	8,475,325

	Electronics 0.6%
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14		25,670,000	5,968,275

	Entertainment 0.4%
	Galaxy Entertainment Finance Co., Ltd. 9.875%, due 12/15/12 (a)		5,940,000	3,920,400

	Forest Products & Paper 0.6%
	Bowater Canada Finance 7.95%, due 11/15/11		755,000	67,950
	Catalyst Paper Corp.
	7.375%, due 3/1/14		3,481,000	1,235,755
	Series D 8.625%, due 6/15/11		1,930,000	882,975
	Smurfit Capital Funding PLC 7.50%, due 11/20/25		7,545,000	4,262,925
				6,449,605

	Health Care - Products 0.6%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14		7,440,000	5,524,200

	Insurance 1.0%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16		5,515,000	3,508,957
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18		3,015,000	2,656,969
	7.75%, due 7/15/37		135,000	99,900
	8.30%, due 4/15/26		4,645,000	3,483,750
				9,749,576

	Leisure Time 0.3%
	Trinity Acquisition, Ltd. 12.875%, due 12/31/16 (a)(d)(e)		3,350,000	3,400,662

	Media 2.2%
	CanWest MediaWorks, L.P. 9.25%, due 8/1/15 (a)		3,220,000	225,400
	Quebecor Media, Inc. 7.75%, due 3/15/16		12,140,000	9,226,400
	Sun Media Corp. 7.625%, due 2/15/13		2,330,000	1,328,100
	Videotron Ltee 9.125%, due 4/15/18 (a)		7,280,000	7,398,300
	Videotron, Ltd. 9.125%, due 4/15/18 (a)		3,550,000	3,607,688
				21,785,888

	Pharmaceuticals 0.2%
	Angiotech Pharmaceuticals, Inc. 5.011%, due 12/1/13 (h)		3,165,000	2,057,250

	Telecommunications 3.0%
	Inmarsat Finance PLC (zero coupon), due 11/15/12 10.375%, beginning 11/15/08		6,585,000	6,749,625
	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13 (a)		8,385,000	7,902,862
	8.875%, due 1/15/15 (a)		1,415,000	1,330,100
	Millicom International Cellular S.A. 10.00%, due 12/1/13		8,365,000	8,176,787
	Nortel Networks, Ltd.
	10.125%, due 7/15/13		1,065,000	197,025
	10.75%, due 7/15/16		5,795,000	1,101,050
	10.75%, due 7/15/16 (a)		4,490,000	808,200
	Rogers Wireless, Inc. 8.00%, due 12/15/12		2,510,000	2,531,963
	Satelites Mexicanos S.A. de C.V. 10.209%, due 11/30/11 (h)		2,800,000	1,624,000
				30,421,612

	Transportation 0.2%
	CEVA Group PLC 10.00%, due 9/1/14 (a)		3,370,000	1,289,025
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14		1,380,000	1,090,200
				2,379,225

	Total Yankee Bonds (Cost $163,196,239)			106,110,143

	Total Long-Term Bonds (Cost $1,230,417,199)			889,821,988
	Shares	Value
Common Stocks 0.3%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. (d)(e)	172,016	1,720

Media 0.0%‡
Adelphia (Escrow Shares) (e)	1,760,000	2
Adelphia Contingent Value Vehicle (d)(e)(f)	2,207,279	22,073
AH Belo Corp. Class A	27,840	27,283
		49,358

Retail 0.1%
Star Gas Partners, L.P.	682,430	1,774,318

Software 0.1%
Quadramed Corp. (e)(f)	88,950	537,258

Telecommunications 0.1%
Loral Space & Communications, Ltd. (f)	43,194	922,624
Remote Dynamics, Inc. (f)	4	0	(k)
		922,624

Total Common Stocks (Cost $7,916,772)		3,285,278

Convertible Preferred Stock 0.3%
Software 0.3%
QuadraMed Corp. 5.50% (a)(b)(e)	278,000	3,541,998

Total Convertible Preferred Stock (Cost $6,646,200)		3,541,998

Preferred Stocks 0.5%
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (d)(e)(f)	2,059	21

Real Estate Investment Trusts 0.5%
Sovereign Real Estate Investment Corp. 12.00% (a)(e)	9,000	5,523,750

Total Preferred Stocks (Cost $10,153,831)		5,523,771

	Principal Amount	Value

Short-Term Investment 10.2%
Repurchase Agreement 10.2%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $103,774,320 (Collateralized by a United States Treasury Bill with a rate of 0.08% and a maturity date of 5/15/09, with a Principal Amount of $105,865,000 and a Market Value of $105,854,414)	$103,774,176	103,774,176
Total Short-Term Investment (Cost $103,774,176)		103,774,176

Total Investments (Cost $1,358,908,178) (l)	99.2%	1,005,947,211
Cash and Other Assets,
Less Liabilities	0.8	7,811,449
Net Assets	100.0%	$1,013,758,660

¤	Among the Portfolio's 10 largest issuers, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Restricted security.
(c)	Issue in default.
(d)	Fair valued security. The total market value of these securities at March 31, 2009 is $8,947,942, which represents 0.9% of the Portfolio's net assets.
(e)	Illiquid security. The total market value of these securities at March 31, 2009 is $15,905,812, which represents 1.6% of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Floating rate. Rate shown is the rate in effect at March 31, 2009.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2009. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Less than one dollar.
(l)	At March 31, 2009, cost is $1,361,351,743 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$6,074,611
Gross unrealized depreciation	(361,479,143)
Net unrealized depreciation	$(355,404,532)

The following abbreviation is used in the above portfolio:
C$	Canadian Dollar

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,261,483
Level 2 - Other Significant Observable Inputs	993,737,786
Level 3 - Significant Unobservable Inputs	8,947,942
Total	$1,005,947,211

The Portfolio did not hold other financial instruments as of March 31, 2009.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$5,474,508
Accrued discounts/premiums	3,827
Realized gain (loss)	(9,829,928)
Change in unrealized appreciation/depreciation	4,168,127
Net purchases (sales)	3,290,758
Net transfers in and/or out of Level 3	5,840,650
Balance as of 3/31/09	$8,947,942
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	(4,160,651)

			Principal
		Date(s) of	Amount/		3/31/09	Percent of
	Security	Acquisition	Shares	Cost	Value	Net Assets
	At Home Corp.
	Convertible Bond 0.525%, due 12/29/18	8/31/01	$1,869,975	$-	$187	0.0	%‡
	Convertible Bond 4.75%, due 12/31/49	8/27/01	9,032,054	58,488	903	0.0	‡
	QuadraMed Corp.
	Convertible Preferred Stock 5.50%	6/16/04 - 2/1/06	278,000	6,646,200	3,541,998	0.3
				$6,704,688	$3,543,088	0.3%

‡	Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 98.0%†
	Aerospace & Defense 5.8%
	Honeywell International, Inc.	678,350	$18,898,831
	Lockheed Martin Corp.	218,250	15,065,797
			33,964,628

	Beverages 7.5%
¤	Coca-Cola Co. (The)	496,850	21,836,557
	PepsiCo, Inc.	419,100	21,575,268
			43,411,825

	Capital Markets 3.8%
¤	Bank of New York Mellon Corp. (The)	778,400	21,989,800

	Chemicals 4.5%
¤	E.I. du Pont de Nemours & Co.	1,163,513	25,981,245

	Commercial Banks 1.7%
	Wells Fargo & Co.	684,850	9,752,264

	Communications Equipment 6.9%
¤	Cisco Systems, Inc. (a)	1,533,221	25,712,116
	QUALCOMM, Inc.	366,450	14,258,570
			39,970,686

	Computers & Peripherals 4.1%
¤	Hewlett-Packard Co.	743,299	23,830,166

	Diversified Financial Services 4.5%
¤	JPMorgan Chase & Co.	990,014	26,314,572

	Energy Equipment & Services 2.9%
	Baker Hughes, Inc.	594,975	16,986,536

	Food & Staples Retailing 4.5%
¤	CVS Caremark Corp.	956,294	26,288,522

	Health Care Equipment & Supplies 1.8%
	Covidien, Ltd.	312,900	10,400,796

	Insurance 2.8%
	ACE, Ltd.	410,410	16,580,564

	Media 2.9%
	Viacom, Inc. Class B (a)	967,600	16,816,888

	Metals & Mining 2.5%
	Newmont Mining Corp.	332,900	14,900,604

	Multiline Retail 2.7%
	Target Corp.	455,602	15,668,153

	Oil, Gas & Consumable Fuels 10.4%
	Marathon Oil Corp.	738,000	19,402,020
¤	Occidental Petroleum Corp.	446,434	24,844,052
	Total S.A., Sponsored ADR (b)	334,300	16,400,758
			60,646,830

	Pharmaceuticals 16.5%
	Johnson & Johnson	297,231	15,634,350
	Pfizer, Inc.	1,141,900	15,552,678
¤	Schering-Plough Corp.	1,310,125	30,853,444
¤	Wyeth	783,248	33,710,994
			95,751,466

	Road & Rail 3.2%
	CSX Corp.	723,350	18,698,598

	Semiconductors & Semiconductor Equipment 5.9%
	ASML Holding N.V. NY Shares	87,300	1,528,623
	Intel Corp.	870,550	13,101,778
	Texas Instruments, Inc.	1,180,583	19,491,425
			34,121,826

	Specialty Retail 3.1%
	Lowe's Cos., Inc.	979,350	17,873,138

	Total Common Stocks (Cost $703,871,647)		569,949,107

	Principal Amount	Value
Short-Term Investment 2.1%
Repurchase Agreement 2.1%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $12,169,431 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $12,420,000 and a Market Value of $12,417,516).	$12,169,414	12,169,414
Total Short-Term Investment (Cost $12,169,414)		12,169,414

Total Investments (Cost $716,041,061) (c)	100.1%	582,118,521
Liabilities in Excess of
Cash and Other Assets	(0.1)	(807,629)

Net Assets	100.0%	$581,310,892

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2009, cost is $736,206,804 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$17,242,673
Gross unrealized depreciation	(171,330,956)
Net unrealized depreciation	$(154,088,283)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$569,949,107
Level 2 - Other Significant Observable Inputs	12,169,414
Level 3 - Significant Unobservable Inputs	-
Total	$582,118,521

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP International Equity Portfolio
Portfolio of Investments ††† March 31, 2009 unaudited

		Shares	Value
	Common Stocks 89.8%†
	Belgium 3.9%
	Belgacom S.A. (Diversified Telecommunication Services)	248,800	$7,801,115
	Mobistar S.A. (Wireless Telecommunication Services)	114,000	7,201,942
			15,003,057

	Canada 0.4%
	Research In Motion, Ltd. (Communications Equipment) (a)	36,200	1,559,134

	Denmark 0.5%
	Novo-Nordisk A/S Class B (Pharmaceuticals)	40,000	1,915,685

	Finland 0.8%
	Sampo OYJ (Insurance)	219,600	3,244,377

	France 3.6%
	EDF S.A. (Electric Utilities)	49,300	1,934,542
	Ipsen S.A. (Pharmaceuticals)	22,000	847,354
	Neopost S.A. (Office Electronics)	63,000	4,888,603
	Societe Television Francaise 1 (Media)	30,320	237,711
	Total S.A. (Oil, Gas & Consumable Fuels)	122,500	6,091,050
			13,999,260

	Germany 4.7%
	Beiersdorf A.G. (Personal Products)	94,800	4,255,894
	Deutsche Boerse A.G. (Diversified Financial Services)	29,000	1,748,464
	Hannover Rueckversicherung A.G. (Insurance)	227,495	7,253,996
	MLP A.G. (Capital Markets)	8,900	93,414
	Puma A.G. Rudolf Dassler Sport (Textiles, Apparel & Luxury Goods)	700	106,273
	Siemens A.G. (Industrial Conglomerates)	59,600	3,405,728
	Siemens A.G., Sponsored ADR (Industrial Conglomerates) (b)	27,900	1,589,463
			18,453,232

	Greece 1.8%
	OPAP S.A. (Hotels, Restaurants & Leisure)	267,363	7,040,430

	Hong Kong 0.5%
	Esprit Holdings, Ltd. (Specialty Retail)	406,400	2,071,169

	Israel 0.3%
	Partner Communications, ADR (Wireless Telecommunication Services) (b)	82,500	1,247,400

	Italy 9.8%
	ENI S.p.A., Sponsored ADR (Oil, Gas & Consumable Fuels) (b)	8,300	318,056
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	249,200	4,840,493
	MediaSet S.p.A. (Media)	216,868	967,399
¤	Snam Rete Gas S.p.A. (Gas Utilities)	3,925,971	21,072,822
¤	Terna S.p.A. (Electric Utilities)	3,555,192	11,076,439
			38,275,209

	Japan 16.7%
	Astellas Pharma, Inc. (Pharmaceuticals)	243,900	7,441,309
	Canon, Inc. (Office Electronics)	156,100	4,447,159
	FamilyMart Co, Ltd. (Food & Staples Retailing)	55,300	1,676,012
	HOYA Pentax HD Corp. (Electronic Equipment & Instruments)	20,500	399,707
	Lawson, Inc. (Food & Staples Retailing)	37,900	1,562,176
	MISUMI Group, Inc. (Trading Companies & Distributors)	73,100	876,594
	Nintendo Co., Ltd., ADR (Software) (b)	14,000	511,000
	Nintendo Co., Ltd. (Software)	15,700	4,512,451
	Nippon Television Network Corp. (Media)	6,400	596,131
	Nissin Foods Holdings Co., Ltd. (Food Products)	227,700	6,671,011
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	10,356	13,987,950
¤	NTT DoCoMo, Inc., Sponsored ADR (Wireless Telecommunication Services) (b)	56,600	772,590
	OBIC Co., Ltd. (IT Services)	24,360	3,027,004
	Ono Pharmaceutical Co., Ltd. (Pharmaceuticals)	24,000	1,045,007
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	52,400	2,038,087
	Sankyo Co., Ltd. (Leisure Equipment & Products)	44,400	1,915,320
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	82,900	2,294,752
	Square Enix Holdings Co., Ltd. (Software)	204,000	3,831,247
	Terumo Corp. (Health Care Equipment & Supplies)	140,100	5,137,778
	Tokyo Gas Co., Ltd. (Gas Utilities)	482,900	1,683,088
	Trend Micro, Inc. (Software)	19,700	551,286
			64,977,659

	Netherlands 2.8%
	Reed Elsevier N.V. (Media)	417,652	4,474,653
	TNT N.V. (Air Freight & Logistics)	65,442	1,119,867
	Unilever N.V., CVA (Food Products)	263,100	5,190,887
			10,785,407

	Norway 0.3%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	67,200	1,188,965

	Singapore 2.1%
	DBS Group Holdings, Ltd. (Commercial Banks)	754,300	4,190,693
	Singapore Post, Ltd. (Air Freight & Logistics)	912,500	464,965
	Singapore Press Holdings, Ltd. (Media)	452,000	751,872
	SMRT Corp., Ltd. (Road & Rail)	1,015,100	1,021,140
	Venture Corp., Ltd. (Electronic Equipment & Instruments)	489,900	1,623,391
			8,052,061

	Spain 3.5%
¤	Enagas (Gas Utilities)	835,600	11,845,601
	Indra Sistemas S.A. (IT Services)	101,200	1,952,276
			13,797,877

	Sweden 0.9%
	Atlas Copco AB (Machinery)	174,200	1,308,715
	Svenska Handelsbanken Class A (Commercial Banks)	157,500	2,232,371
			3,541,086

	Switzerland 16.9%
	Actelion, Ltd. Registered (Biotechnology) (a)	44,400	2,026,338
	Alcon, Inc. (Health Care Equipment & Supplies)	108,000	9,818,280
	Geberit A.G. (Building Products)	28,108	2,526,090
	Kuehne & Nagel International A.G. (Marine)	22,700	1,325,147
¤	Nestle S.A. Registered (Food Products)	452,910	15,310,530
¤	Novartis A.G., ADR (Pharmaceuticals) (b)	135,400	5,122,182
¤	Novartis A.G. Registered (Pharmaceuticals)	238,280	9,017,924
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	146,766	20,139,549
	UBS A.G. (Capital Markets) (a)	82,700	780,193
			66,066,233

	Taiwan 0.5%
	Chunghwa Telecom Co, Ltd., ADR (Diversified Telecommunication Services) (b)	111,767	2,037,512

	United Kingdom 18.4%
¤	BP PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (b)	326,900	13,108,690
	Cobham PLC (Aerospace & Defense)	1,720,916	4,242,182
	Diageo PLC (Beverages)	243,829	2,751,633
	GlaxoSmithKline PLC, Sponsored ADR (Pharmaceuticals) (b)	72,100	2,240,147
	GlaxoSmithKline PLC (Pharmaceuticals)	25,000	390,100
	ICAP PLC (Capital Markets)	231,700	1,011,494
	Man Group PLC (Capital Markets)	1,150,600	3,607,300
	Michael Page International PLC (Professional Services)	75,900	200,113
	Rolls-Royce Group PLC (Aerospace & Defense) (a)	705,230	2,974,984
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (b)	167,900	7,437,970
	Scottish & Southern Energy PLC (Electric Utilities)	441,860	7,031,091
	Shire PLC (Pharmaceuticals)	97,200	1,203,604
	Shire, Ltd., ADR (Pharmaceuticals) (b)	64,500	2,318,130
	St James's Place PLC (Insurance)	402,700	964,949
¤	Tesco PLC (Food & Staples Retailing)	3,331,099	15,935,277
	Vodafone Group PLC, ADR (Wireless Telecommunication Services) (b)	352,324	6,137,484
			71,555,148

	United States 1.4%
	Nokia OYJ, Sponsored ADR (Communications Equipment) (b)	164,700	1,922,049
	Philip Morris International, Inc. (Tobacco)	57,000	2,028,060
	Synthes, Inc. (Health Care Equipment & Supplies)	12,600	1,403,567
			5,353,676

	Total Common Stocks (Cost $426,445,825)		350,164,577

	Exchange Traded Funds 4.9%(c)
	United States 4.9%
	iShares MSCI EAFE Index Fund (Capital Markets)	118,400	4,450,656
¤	iShares S&P Europe 350 Index Fund (Capital Markets)	413,100	10,567,098
	Vanguard Europe Pacific (Capital Markets)	180,600	4,155,606
	Total Exchange Traded Funds (Cost $35,138,811)		19,173,360

	Number of Warrants	Value
Warrants 1.0%
Ireland 1.0%
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/13/18 (Airlines) (a)(d)	986,558	3,709,397

Total Warrants (Cost $3,816,843)		3,709,397

	Number of Contracts	Value
Purchased Put Options 0.0%‡
United States 0.0%‡
Philip Morris International, Inc. Strike Price $1.95 Expires 6/20/09 (Tobacco)	570	122,550

Total Purchased Put Options (Cost $162,530)		122,550

	Principal Amount	Value
Short-Term Investment 1.3%
Repurchase Agreement 1.3%
United States 1.3%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $5,069,662 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $5,175,000 and a Market Value of $5,173,965) (Capital Markets)	$5,069,654	5,069,654

Total Short-Term Investment (Cost $5,069,654)		5,069,654

Total Investments, Before Written Options (Cost $470,633,663) (e)	97.0%	378,239,538

	Number of Contracts	Value
Written Options (0.0%)‡
Written Call Options (0.0%)‡

United States (0.0%)‡
Philip Morris International, Inc. Strike Price $0.80 Expires 6/20/09 (Tobacco)	(570)	(45,600)

Switzerland (0.0%)‡
Alcon, Inc. Strike Price $0.80 Expires 5/16/09 (Health Care Equipment & Supplies)	(127)	(10,160)

Total Written Options (Proceeds $83,209)		(55,760)

Total Investments, Net of Written Options (Cost $470,550,454)	97.0%	378,183,778
Cash and Other Assets,
Less Liabilities	3.0	11,753,296

Net Assets	100.0%	$389,937,074

¤
Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment.  One of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	At March 31, 2009, cost is $475,782,070 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$5,966,163
Gross unrealized depreciation	(103,508,695)
Net unrealized depreciation	$(97,542,532)

The following abbreviation is used in the above portfolio:
€- Euro

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$373,169,883	$136,702
Level 2 - Other Significant Observable Inputs	5,069,655	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$378,239,538	$136,702

(a) Other financial instruments include foreign forward currency contracts.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's liabilities carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (b)
Level 1 - Quoted Prices	$-	$(55,760)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$-	$(55,760)

(b) Other financial instruments include written option contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
Balance as of 12/31/08	$786,202
Accrued discounts/premiums	-
Realized gain (loss)	(794,426)
Change in unrealized appreciation/depreciation	680,131
Net purchases (sales)	(671,907)
Net transfers in and/or out of Level 3	-
Balance as of 3/31/09	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	-

As of March 31, 2009, the Portfolio held the following foreign currency forward contracts:
		Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts :
Australian Dollar vs. U.S. Dollar, expiring 4/16/09	AUD	23,500,000		$15,704,228	$619,404
Pound Sterling vs. U.S. Dollar, expiring 5/12/09	GBP	637,407		975,000	(60,321)
		Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts :
Euro vs. Japanese Yen, expiring 6/25/09	EUR	9,004,000	JPY	1,182,382,770	(2,800)
Japanese Yen vs. Norwegian Krone, expiring 5/27/09	JPY	272,486,574	NOK	19,958,000	208,613
Swiss Franc vs. Japanese Yen, expiring 6/11/09	CHF	28,650,000	JPY	2,430,379,500	(628,194)
Net unrealized appreciation on foreign currency forward contracts					$136,702

As of March 31, 2009, the Portfolio held the following foreign currency:
		Currency		Cost	Value
Australian Dollar	AUD	3,529,786		$2,131,638	$2,454,436
Canadian Dollar	CAD	298		241	237
Danish Krone	DKK	114,584		20,993	20,438
Euro	EUR	702,826		936,175	933,775
Hong Kong Dollar	HKD	5,452,616		703,046	703,509
Japanese Yen	JPY	582,948,498		6,096,733	5,889,261
Norwegian Krone	NOK	220		35	33
Pound Sterling	GBP	471,922		676,969	677,137
Singapore Dollar	SGD	377,293		250,272	248,064
Swedish Krona	SEK	5,754,487		655,469	700,110
Swiss Franc	CHF	1,172,396		1,004,606	1,029,953
				$12,476,177	$12,656,953

MainStay VP Large Cap Growth Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 98.6%†
	Aerospace & Defense 4.1%
	Lockheed Martin Corp.	32,200	$2,222,766
	Precision Castparts Corp.	50,300	3,012,970
	United Technologies Corp.	116,800	5,020,064
			10,255,800

	Air Freight & Logistics 1.4%
	C.H. Robinson Worldwide, Inc.	50,300	2,294,183
	Expeditors International of Washington, Inc.	44,700	1,264,563
			3,558,746

	Biotechnology 6.7%
	Cephalon, Inc. (a)	35,900	2,444,790
	Genzyme Corp. (a)	85,300	5,065,967
¤	Gilead Sciences, Inc. (a)	193,500	8,962,920
			16,473,677

	Capital Markets 4.3%
	BlackRock, Inc.	27,800	3,615,112
	Charles Schwab Corp. (The)	375,400	5,818,700
	Goldman Sachs Group, Inc. (The)	11,200	1,187,424
			10,621,236

	Chemicals 4.2%
	Ecolab, Inc.	68,300	2,372,059
¤	Monsanto Co.	95,200	7,911,120
			10,283,179

	Communications Equipment 7.3%
	Cisco Systems, Inc. (a)	353,900	5,934,903
¤	QUALCOMM, Inc.	249,700	9,715,827
	Research In Motion, Ltd. (a)	57,500	2,476,525
			18,127,255

	Computers & Peripherals 4.5%
	Apple, Inc. (a)	60,600	6,370,272
	Hewlett-Packard Co.	145,502	4,664,794
			11,035,066

	Diversified Consumer Services 3.2%
	Apollo Group, Inc. Class A (a)	50,100	3,924,333
	ITT Educational Services, Inc. (a)	32,200	3,909,724
			7,834,057

	Diversified Financial Services 2.8%
	IntercontinentalExchange, Inc. (a)	41,300	3,075,611
	JPMorgan Chase & Co.	141,200	3,753,096
			6,828,707

	Electronic Equipment & Instruments 1.3%
	Dolby Laboratories, Inc. Class A (a)	97,000	3,308,670

	Energy Equipment & Services 1.2%
	FMC Technologies, Inc. (a)	95,200	2,986,424

	Food & Staples Retailing 4.6%
	CVS Caremark Corp.	166,100	4,566,089
¤	Wal-Mart Stores, Inc.	132,900	6,924,090
			11,490,179

	Food Products 1.5%
	General Mills, Inc.	73,700	3,676,156

	Health Care Equipment & Supplies 6.0%
	Alcon, Inc.	26,900	2,445,479
	Baxter International, Inc.	104,200	5,337,124
	Mindray Medical International, Ltd., ADR (b)	116,050	2,148,085
	St. Jude Medical, Inc. (a)	134,600	4,890,018
			14,820,706

	Health Care Providers & Services 4.5%
¤	Medco Health Solutions, Inc. (a)	267,400	11,054,316

	Hotels, Restaurants & Leisure 1.3%
	Carnival Corp.	149,100	3,220,560

	Household Products 0.8%
	Procter & Gamble Co. (The)	39,500	1,860,055

	Internet & Catalog Retail 1.6%
	Priceline.com, Inc. (a)	50,300	3,962,634

	Internet Software & Services 5.4%
	Baidu Inc./China, ADR (a)(b)	17,575	3,103,745
	Equinix, Inc. (a)	59,100	3,318,465
¤	Google, Inc. Class A (a)	19,830	6,902,030
			13,324,240

	IT Services 7.8%
	Cognizant Technology Solutions Corp. Class A (a)	283,800	5,900,202
	Mastercard, Inc. Class A	32,300	5,409,604
¤	Visa, Inc. Class A	141,900	7,889,640
			19,199,446

	Life Sciences Tools & Services 2.5%
	Illumina, Inc. (a)	70,100	2,610,524
	Thermo Fisher Scientific, Inc. (a)	99,500	3,549,165
			6,159,689

	Machinery 3.0%
¤	Danaher Corp.	136,500	7,401,030

	Multiline Retail 1.4%
	Kohl's Corp. (a)	79,000	3,343,280

	Oil, Gas & Consumable Fuels 1.4%
	Petroleo Brasileiro S.A., ADR (b)	57,500	1,752,025
	Southwestern Energy Co. (a)	59,300	1,760,617
			3,512,642

	Pharmaceuticals 2.7%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	150,900	6,798,045

	Road & Rail 2.7%
¤	Union Pacific Corp.	163,500	6,721,485

	Software 5.0%
	McAfee, Inc. (a)	59,400	1,989,900
	Microsoft Corp.	292,800	5,378,736
	Oracle Corp. (a)	274,800	4,965,636
			12,334,272

	Specialty Retail 1.7%
	Best Buy Co., Inc.	51,800	1,966,328
	Lowe's Cos., Inc.	123,900	2,261,175
			4,227,503

	Trading Companies & Distributors 1.6%
	Fastenal Co.	122,200	3,929,341

	Wireless Telecommunication Services 2.1%
	American Tower Corp. Class A (a)	88,000	2,677,840
	MetroPCS Communications, Inc. (a)	145,500	2,485,140
			5,162,980

	Total Common Stocks (Cost $283,080,418)		243,511,376

	Principal Amount	Value
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
State Street Bank and Trust Co. 0.05%, dated 03/31/09 due 4/1/09 Proceeds at Maturity $2,826,468 (Collateralized by a Federal Home Loan Bank with a rate of 2.73% and a maturity date of 6/10/09, with a Principal Amount of $2,850,000 and a Market Value of $2,886,195).	$2,826,464	2,826,464
Total Short-Term Investment (Cost $2,826,464)		2,826,464

Total Investments (Cost $285,906,882) (c)	99.7%	246,337,840
Cash and Other Assets,
Less Liabilities	0.3	653,011

Net Assets	100.0%	$246,990,851

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2009, cost is $291,156,170 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,385,285
Gross unrealized depreciation	(49,203,615)
Net unrealized depreciation	$(44,818,330)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$243,511,376
Level 2 - Other Significant Observable Inputs	2,826,464
Level 3 - Significant Unobservable Inputs	-
Total	$246,337,840

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 99.6%†
	Aerospace & Defense 1.4%
	Goodrich Corp.	9,951	$377,043
	ITT Corp.	12,910	496,648
	L-3 Communications Holdings, Inc.	2,598	176,145
	Precision Castparts Corp.	21,369	1,280,003
			2,329,839

	Airlines 0.5%
	Continental Airlines, Inc. Class B (a)	6,573	57,908
	Copa Holdings S.A.	5,316	152,410
	Delta Air Lines, Inc. (a)	58,484	329,265
	Southwest Airlines Co.	59,142	374,369
			913,952

	Auto Components 0.1%
	BorgWarner, Inc.	6,278	127,443
	Federal Mogul Corp. (a)	1,311	8,757
	WABCO Holdings, Inc.	1,350	16,619
			152,819

	Beverages 0.7%
	Hansen Natural Corp. (a)	23,175	834,300
	Pepsi Bottling Group, Inc. (The)	14,688	325,192
			1,159,492

	Biotechnology 0.4%
	Cephalon, Inc. (a)	11,032	751,279

	Building Products 0.3%
	Armstrong World Industries, Inc. (a)	5,353	58,936
	Lennox International, Inc.	19,597	518,537
			577,473

	Capital Markets 3.3%
	Ameriprise Financial, Inc.	39,863	816,793
	Federated Investors, Inc. Class B	26,877	598,282
	Invesco, Ltd.	96,218	1,333,582
	Investment Technology Group, Inc. (a)	20,712	528,570
	Lazard, Ltd. Class A	4,845	142,443
	MF Global, Ltd. (a)	11,506	48,670
	Northern Trust Corp.	5,270	315,251
	Raymond James Financial, Inc.	15,989	314,983
	SEI Investments Co.	16,709	204,017
	TD Ameritrade Holding Corp. (a)	86,706	1,197,410
	Waddell & Reed Financial, Inc. Class A	4,312	77,918
			5,577,919

	Chemicals 2.2%
	CF Industries Holdings, Inc.	5,665	402,952
	Nalco Holding Co.	7,349	96,051
	Rohm & Haas Co.	12,466	982,819
	Scotts Miracle-Gro Co. (The) Class A	15,546	539,446
	Terra Industries, Inc.	30,723	863,009
	Valspar Corp.	42,682	852,360
			3,736,637

	Commercial Banks 1.3%
	Associated Banc-Corp.	21,378	330,076
	BancorpSouth, Inc.	8,985	187,247
	CapitalSource, Inc.	45,790	55,864
	City National Corp.	37	1,249
	Commerce Bancshares, Inc.	9,226	334,904
	Cullen/Frost Bankers, Inc.	8,613	404,294
	First Citizens BancShares Inc. Class A	1,117	147,221
	First Horizon National Corp.	13,536	145,378
	Huntington Bancshares, Inc.	39,988	66,380
	TCF Financial Corp.	30,763	361,773
	Valley National Bancorp	8,269	102,288
	Whitney Holding Corp.	1,753	20,072
			2,156,746

	Commercial Services & Supplies 0.6%
	Brink's Co. (The)	17,010	450,085
	R.R. Donnelley & Sons Co.	33,062	242,344
	Steelcase, Inc. Class A	13,601	68,141
	Stericycle, Inc. (a)	5,779	275,832
			1,036,402

	Communications Equipment 0.9%
	ADC Telecommunications, Inc. (a)	7,647	33,570
	Brocade Communications Systems, Inc. (a)	115,921	399,928
	F5 Networks, Inc. (a)	6,052	126,789
	Harris Corp.	4,037	116,831
	Juniper Networks, Inc. (a)	2,446	36,837
	Tellabs, Inc. (a)	169,447	776,067
			1,490,022

	Computers & Peripherals 2.3%
	Lexmark International, Inc. Class A (a)	38,277	645,733
	NCR Corp. (a)	29,006	230,598
	NetApp, Inc. (a)	87,217	1,294,300
	QLogic Corp. (a)	7,065	78,563
	Seagate Technology	242	1,454
	Teradata Corp. (a)	10,602	171,964
¤	Western Digital Corp. (a)	78,269	1,513,723
			3,936,335

	Construction & Engineering 1.4%
	Fluor Corp.	28,537	985,953
	Foster Wheeler A.G. (a)	12,491	218,218
	Shaw Group, Inc. (The) (a)	23,394	641,230
	URS Corp. (a)	13,474	544,484
			2,389,885

	Consumer Finance 0.2%
	AmeriCredit Corp. (a)	15,702	92,014
	Discover Financial Services	29,187	184,170
			276,184

	Containers & Packaging 1.1%
	Ball Corp.	13,599	590,197
	Bemis Co., Inc.	22,791	477,927
	Packaging Corp. of America	5,524	71,922
	Pactiv Corp. (a)	32,566	475,138
	Sonoco Products Co.	11,215	235,291
			1,850,475

	Diversified Consumer Services 2.6%
¤	Apollo Group, Inc. Class A (a)	21,403	1,676,497
	Brinks Home Security Holdings, Inc. (a)	21,384	483,278
	Career Education Corp. (a)	42,109	1,008,932
	DeVry, Inc.	15,186	731,661
	H&R Block, Inc.	8,432	153,378
	Hillenbrand, Inc.	58	929
	ITT Educational Services, Inc. (a)	3,302	400,929
			4,455,604

	Diversified Financial Services 0.0%‡
	IntercontinentalExchange, Inc. (a)	545	40,586

	Diversified Telecommunication Services 0.3%
	Embarq Corp.	5,016	189,856
	Qwest Communications International, Inc.	107,782	368,614
			558,470

	Electric Utilities 0.8%
	American Electric Power Co., Inc.	3,459	87,374
	DPL, Inc.	10,758	242,485
	Northeast Utilities	11,530	248,933
	Pinnacle West Capital Corp.	25,202	669,365
	PPL Corp.	1,451	41,658
	Progress Energy, Inc.	2,937	106,496
			1,396,311

	Electrical Equipment 0.9%
	Cooper Industries, Ltd. Class A	40,337	1,043,115
	Hubbel, Inc. Class B	9,036	243,611
	Rockwell Automation, Inc.	9,953	217,373
			1,504,099

	Electronic Equipment & Instruments 2.2%
	Agilent Technologies, Inc. (a)	62,177	955,660
	Arrow Electronics, Inc. (a)	34,513	657,818
	Avnet, Inc. (a)	35,906	628,714
	Ingram Micro, Inc. Class A (a)	80,301	1,015,005
	Jabil Circuit, Inc.	38,099	211,830
	Molex, Inc.	7,367	101,223
	Tech Data Corp. (a)	5,588	121,707
	Vishay Intertechnology, Inc. (a)	22,144	77,061
			3,769,018

	Energy Equipment & Services 3.0%
	BJ Services Co.	10,366	103,142
¤	Cameron International Corp. (a)	72,180	1,582,907
	Diamond Offshore Drilling, Inc.	14,155	889,783
	Dresser-Rand Group, Inc. (a)	31,023	685,608
	ENSCO International, Inc.	25,577	675,233
	FMC Technologies, Inc. (a)	3,700	116,069
	Noble Corp.	25,230	607,791
	Tidewater, Inc.	14,013	520,303
			5,180,836

	Food & Staples Retailing 0.5%
	BJ's Wholesale Club, Inc. (a)	18,045	577,259
	Safeway, Inc.	9,425	190,291
			767,550

	Food Products 1.7%
	Bunge, Ltd.	17,254	977,439
	Campbell Soup Co.	5,535	151,438
	Dean Foods Co. (a)	32,117	580,676
	Del Monte Foods Co.	22,308	162,625
	H.J. Heinz Co.	987	32,630
	Hershey Co. (The)	27,047	939,883
	Hormel Foods Corp.	1,673	53,051
			2,897,742

	Gas Utilities 0.8%
	Atmos Energy Corp.	15,302	353,782
	UGI Corp.	44,219	1,044,011
			1,397,793

	Health Care Equipment & Supplies 2.5%
	C.R. Bard, Inc.	14,063	1,121,103
	Edwards Lifesciences Corp. (a)	9,621	583,321
	Hill-Rom Holdings, Inc.	16,020	158,438
	Kinetic Concepts, Inc. (a)	20,377	430,362
	Resmed, Inc. (a)	29,600	1,046,064
	St. Jude Medical, Inc. (a)	2,268	82,397
	Teleflex, Inc.	14,580	569,932
	Varian Medical Systems, Inc. (a)	8,296	252,530
			4,244,147

	Health Care Providers & Services 4.4%
	AmerisourceBergen Corp.	19,639	641,410
	CIGNA Corp.	52,514	923,721
	DaVita, Inc. (a)	15,208	668,392
	Express Scripts, Inc. (a)	8,232	380,072
	Health Net, Inc. (a)	6,959	100,766
	Henry Schein, Inc. (a)	3,531	141,275
	Humana, Inc. (a)	35,522	926,414
	Laboratory Corp. of America Holdings (a)	8,519	498,276
	Lincare Holdings, Inc. (a)	34,628	754,891
	Omnicare, Inc.	41,788	1,023,388
¤	Quest Diagnostics, Inc.	30,611	1,453,410
			7,512,015

	Health Care Technology 0.3%
	Cerner Corp. (a)	6,407	281,716
	HLTH Corp. (a)	26,594	275,248
			556,964

	Hotels, Restaurants & Leisure 1.7%
	Chipotle Mexican Grill, Inc. Class A (a)	1,917	127,250
	Choice Hotels International, Inc.	4,605	118,901
	Darden Restaurants, Inc.	24,991	856,192
	Panera Bread Co. Class A (a)	12,738	712,054
	Penn National Gaming, Inc. (a)	16,522	399,006
	Starbucks Corp. (a)	36,929	410,281
	Tim Hortons, Inc.	5,957	151,129
	Yum! Brands, Inc.	7,401	203,380
			2,978,193

	Household Durables 4.8%
	Black & Decker Corp.	7,328	231,272
	Centex Corp.	37,915	284,363
	D.R. Horton, Inc.	134,512	1,304,767
	Fortune Brands, Inc.	71	1,743
	Garmin, Ltd.	55,868	1,184,960
	Harman International Industries, Inc.	14,477	195,874
	Jarden Corp. (a)	16,830	213,236
	KB Home	22,378	294,942
	Leggett & Platt, Inc.	62,824	816,084
	Lennar Corp. Class A	64,212	482,232
	M.D.C. Holdings, Inc.	9,634	300,003
	NVR, Inc. (a)	1,527	653,174
	Pulte Homes, Inc.	98,382	1,075,315
	Stanley Works (The)	4,301	125,245
	Toll Brothers, Inc. (a)	56,690	1,029,490
			8,192,700

	Household Products 1.4%
	Church & Dwight Co., Inc.	19,235	1,004,644
¤	Clorox Co. (The)	27,389	1,409,986
			2,414,630

	Independent Power Producers & Energy Traders 1.3%
	AES Corp. (The) (a)	26,016	151,153
	Calpine Corp. (a)	58,956	401,490
	Constellation Energy Group, Inc.	1,928	39,833
	Mirant Corp. (a)	59,458	677,821
	NRG Energy, Inc. (a)	50,901	895,858
			2,166,155

	Insurance 7.8%
	Alleghany Corp. (a)	622	168,510
	Allied World Assurance Holdings, Ltd./Bermuda	23,440	891,423
	American Financial Group, Inc.	37,583	603,207
	Aon Corp.	25,726	1,050,135
	Arch Capital Group, Ltd. (a)	17,481	941,527
	Arthur J. Gallagher & Co.	22,754	386,818
	Assurant, Inc.	27	588
	Axis Capital Holdings, Ltd.	46,355	1,044,842
	Brown & Brown, Inc.	54,964	1,039,369
	Cincinnati Financial Corp.	36,046	824,372
	CNA Financial Corp.	6,537	59,879
	Endurance Specialty Holdings, Ltd.	24,112	601,353
	First American Corp.	11,951	316,821
	Hanover Insurance Group, Inc. (The)	8,549	246,382
	HCC Insurance Holdings, Inc.	45,722	1,151,737
	Marsh & McLennan Cos., Inc.	1,179	23,875
	Old Republic International Corp.	208	2,251
	Principal Financial Group, Inc.	45,632	373,270
	RenaissanceRe Holdings, Ltd.	20,516	1,014,311
	StanCorp Financial Group, Inc.	11,078	252,357
	Torchmark Corp.	21,712	569,506
	Transatlantic Holdings, Inc.	24	856
	Unum Group	65,957	824,462
	W.R. Berkley Corp.	46,507	1,048,733
			13,436,584

	Internet & Catalog Retail 0.1%
	Expedia, Inc. (a)	5,996	54,444
	Priceline.com, Inc. (a)	2,396	188,757
			243,201

	Internet Software & Services 0.6%
	IAC/InterActiveCorp (a)	43,309	659,596
	Sohu.com, Inc. (a)	10,214	421,941
	WebMD Health Corp. Class A (a)	494	11,016
			1,092,553

	IT Services 4.7%
	Affiliated Computer Services, Inc. Class A (a)	15,915	762,169
	Alliance Data Systems Corp. (a)	28,286	1,045,168
	Broadridge Financial Solutions LLC	29,257	544,473
	Computer Sciences Corp. (a)	37,000	1,363,080
	Fidelity National Information Services, Inc.	28,783	523,851
	Fiserv, Inc. (a)	26,691	973,154
	Global Payments, Inc.	13,016	434,864
	Lender Processing Services, Inc.	14,769	452,079
	Metavante Technologies, Inc. (a)	15,567	310,717
	NeuStar, Inc. Class A (a)	14,221	238,202
	SAIC, Inc. (a)	61,777	1,153,377
	Total System Services, Inc.	21,703	299,718
			8,100,852

	Leisure Equipment & Products 0.5%
	Eastman Kodak Co.	260	988
	Hasbro, Inc.	34,657	868,851
			869,839

	Life Sciences Tools & Services 0.3%
	Life Technologies Corp. (a)	42	1,364
	Pharmaceutical Product Development, Inc.	19,605	465,030
	Techne Corp.	1,215	66,473
	Waters Corp. (a)	1,801	66,547
			599,414

	Machinery 3.5%
	AGCO Corp. (a)	21,012	411,835
	Crane Co.	15,394	259,851
	Cummins, Inc.	25,484	648,568
	Dover Corp.	45,155	1,191,189
	Flowserve Corp.	2,151	120,714
	Gardner Denver, Inc. (a)	17,692	384,624
	Harsco Corp.	17,339	384,406
	John Bean Technologies Corp.	13,173	137,789
	Kennametal, Inc.	13,079	212,010
	Lincoln Electric Holdings, Inc.	2,243	71,081
	Oshkosh Corp.	7,818	52,693
	Parker Hannifin Corp.	36,362	1,235,581
	SPX Corp.	4,731	222,404
	Timken Co. (The)	20,875	291,415
	Toro Co. (The)	13,009	314,558
			5,938,718

	Marine 0.1%
	Alexander & Baldwin, Inc.	7,796	148,358

	Media 3.0%
	Discovery Communications, Inc. Class C (a)	29,454	431,501
	Dish Network Corp. Class A (a)	86,994	966,503
	Interpublic Group of Cos., Inc. (The) (a)	219,814	905,634
¤	Liberty Media Corp. Entertainment Class A (a)	92,266	1,840,707
	McGraw-Hill Cos., Inc. (The)	39,418	901,489
	Washington Post Co. Class B	379	135,341
			5,181,175

	Metals & Mining 0.5%
	Allegheny Technologies, Inc.	24,507	537,439
	Carpenter Technology Corp.	5,738	81,021
	Reliance Steel & Aluminum Co.	6,837	180,018
	Schnitzer Steel Industries, Inc. Class A	2,331	73,170
	Steel Dynamics, Inc.	8,099	71,352
			943,000

	Multi-Utilities 2.4%
	Consolidated Edison, Inc.	8,111	321,277
	DTE Energy Corp.	4,577	126,783
	NSTAR	34,561	1,101,805
¤	PG&E Corp.	51,373	1,963,476
	Sempra Energy	289	13,363
	Wisconsin Energy Corp.	7,288	300,047
	Xcel Energy, Inc.	11,892	221,548
			4,048,299

	Multiline Retail 2.9%
	Big Lots, Inc. (a)	36,172	751,654
	Dollar Tree, Inc. (a)	28,857	1,285,579
¤	Family Dollar Stores, Inc.	42,775	1,427,402
	J.C. Penney Co., Inc.	58,019	1,164,441
	Kohl's Corp. (a)	6,443	272,668
			4,901,744

	Oil, Gas & Consumable Fuels 2.8%
	Alpha Natural Resources, Inc. (a)	8,374	148,638
	Cimarex Energy Co.	33,795	621,152
	Encore Acquisition Co. (a)	6,287	146,298
	Frontier Oil Corp.	11,621	148,633
	Holly Corp.	2,558	54,230
¤	Murphy Oil Corp.	34,201	1,531,179
	Noble Energy, Inc.	12,206	657,659
	Southwestern Energy Co. (a)	10,624	315,427
	Sunoco, Inc.	24,140	639,227
	Tesoro Corp.	40,313	543,016
	W&T Offshore, Inc.	1,827	11,236
			4,816,695

	Paper & Forest Products 0.7%
	International Paper Co.	33,693	237,199
	MeadWestvaco Corp.	82,430	988,335
			1,225,534

	Personal Products 0.4%
	Alberto-Culver Co.	10,878	245,951
	Herbalife, Ltd.	23,969	359,056
			605,007

	Pharmaceuticals 2.7%
	Allergan, Inc.	2,571	122,791
	Endo Pharmaceuticals Holdings, Inc. (a)	51,783	915,523
	Forest Laboratories, Inc. (a)	39,227	861,425
	King Pharmaceuticals, Inc. (a)	113,163	800,062
	Mylan, Inc. (a)	31,006	415,791
	Perrigo Co.	4,315	107,142
	Sepracor, Inc. (a)	7,749	113,600
	Watson Pharmaceuticals, Inc. (a)	41,030	1,276,443
			4,612,777

	Professional Services 1.4%
	Dun & Bradstreet Corp.	2,400	184,800
	Manpower, Inc.	32,214	1,015,708
	Monster Worldwide, Inc. (a)	56,969	464,297
	Robert Half International, Inc.	44,963	801,690
			2,466,495

	Real Estate Investment Trusts 2.0%
	Annaly Capital Management, Inc.	57,327	795,126
	Camden Property Trust	1,963	42,362
	Health Care REIT, Inc.	4,004	122,482
	Hospitality Properties Trust	23,152	277,824
	Host Hotels & Resorts, Inc.	177,190	694,585
	Mack-Cali Realty Corp.	9,052	179,320
	Plum Creek Timber Co., Inc.	19	552
	Public Storage	23,020	1,271,855
			3,384,106

	Road & Rail 0.2%
	J.B. Hunt Transport Services, Inc.	74	1,784
	Ryder System, Inc.	10,626	300,822
			302,606

	Semiconductors & Semiconductor Equipment 3.9%
	Altera Corp.	7,732	135,697
	Atmel Corp. (a)	3,133	11,373
	Broadcom Corp. Class A (a)	63,734	1,273,405
	Cree, Inc. (a)	4,771	112,262
	Cypress Semiconductor Corp. (a)	44,446	300,900
	Integrated Device Technology, Inc. (a)	82,054	373,346
	Intersil Corp. Class A	7,221	83,042
	KLA-Tencor Corp.	14,431	288,620
	Lam Research Corp. (a)	12,945	294,758
	LSI Corp. (a)	69,777	212,122
	Marvell Technology Group, Ltd. (a)	133,771	1,225,342
	National Semiconductor Corp.	50,731	521,007
	Novellus Systems, Inc. (a)	42,606	708,538
	ON Semiconductor Corp. (a)	44,096	171,974
	Silicon Laboratories, Inc. (a)	19,541	515,882
	Teradyne, Inc. (a)	20,297	88,901
	Varian Semiconductor Equipment Associates, Inc. (a)	9,252	200,398
	Xilinx, Inc.	7,090	135,844
			6,653,411

	Software 5.0%
	Amdocs, Ltd. (a)	32,632	604,345
	Autodesk, Inc. (a)	71,416	1,200,503
	BMC Software, Inc. (a)	27,520	908,160
	CA, Inc.	28,190	496,426
	Cadence Design Systems, Inc. (a)	4,696	19,723
	Citrix Systems, Inc. (a)	6,514	147,477
	Compuware Corp. (a)	120,164	791,881
	Intuit, Inc. (a)	45,385	1,225,395
	McAfee, Inc. (a)	33,914	1,136,119
	Novell, Inc. (a)	81,274	346,227
	Red Hat, Inc. (a)	29,235	521,552
	Synopsys, Inc. (a)	57,833	1,198,878
			8,596,686

	Specialty Retail 5.3%
	Abercrombie & Fitch Co. Class A	5,035	119,833
	Advance Auto Parts, Inc.	14,771	606,793
	AutoNation, Inc. (a)	26,552	368,542
¤	AutoZone, Inc. (a)	9,392	1,527,327
	Barnes & Noble, Inc.	15,123	323,330
	Dick's Sporting Goods, Inc. (a)	5,045	71,992
	Foot Locker, Inc.	74,158	777,176
	Gap, Inc. (The)	95,998	1,247,014
	Guess?, Inc.	3,917	82,570
	Limited Brands, Inc.	100,213	871,853
	PetSmart, Inc.	19,631	411,466
	RadioShack Corp.	54,613	468,033
	Ross Stores, Inc.	18,336	657,896
	Sherwin-Williams Co. (The)	24,819	1,289,843
	TJX Cos., Inc.	342	8,769
	Williams-Sonoma, Inc.	28,335	285,617
			9,118,054

	Textiles, Apparel & Luxury Goods 1.0%
	Coach, Inc. (a)	1,890	31,563
	Phillips-Van Heusen Corp.	23,721	537,992
	Polo Ralph Lauren Corp.	25,935	1,095,754
			1,665,309

	Thrifts & Mortgage Finance 0.5%
	Peoples United Financial	49,685	892,839

	Tobacco 0.1%
	Lorillard, Inc.	1,992	122,986

	Trading Companies & Distributors 0.3%
	MSC Industrial Direct Co.	7,144	221,964
	United Rentals, Inc. (a)	3,720	15,661
	WESCO International, Inc. (a)	15,239	276,131
			513,756

	Water Utilities 0.7%
	American Water Works Co., Inc.	15,788	303,761
	Aqua America, Inc.	46,072	921,440
			1,225,201

	Wireless Telecommunication Services 0.4%
	American Tower Corp. Class A (a)	2,034	61,895
	NII Holdings, Inc. (a)	36,286	544,290
	Telephone and Data Systems, Inc.	4,557	120,806
	United States Cellular Corp. (a)	972	32,406
			759,397

	Total Common Stocks (Cost $196,443,092)		170,832,868

	Exchange Traded Funds 0.2% (b)
	S&P 500 Index - SPDR Trust Series 1	2,385	189,464
	S&P MidCap 400 Index - MidCap SPDR Trust Series 1	2,172	192,548
	Total Exchange Traded Funds (Cost $392,262)		382,012
	Principal Amount		Value
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $305,283 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 8/6/09, with a Principal Amount of $315,000 and a Market Value of $314,717)	$305,283		305,283
Total Short-Term Investment (Cost $305,283)			305,283

Total Investments (Cost $197,140,637) (c)	100.0%		171,520,163
Liabilities in Excess of
Cash and Other Assets	(0.0	) ‡	(44,151)

Net Assets	100.0%		$171,476,012

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(c)	At March 31, 2009, cost is $207,053,879 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$7,964,854
Gross unrealized depreciation	(43,498,570)
Net unrealized depreciation	$(35,533,716)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$171,214,880
Level 2 - Other Significant Observable Inputs	305,283
Level 3 - Significant Unobservable Inputs	-
Total	$171,520,163

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Growth Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 92.5%†
	Aerospace & Defense 5.4%
	Alliant Techsystems, Inc. (a)	51,600	$3,456,168
	L-3 Communications Holdings, Inc.	42,400	2,874,720
	Precision Castparts Corp.	54,400	3,258,560
			9,589,448

	Biotechnology 3.5%
	Alexion Pharmaceuticals, Inc. (a)	39,600	1,491,336
¤	Cephalon, Inc. (a)	51,100	3,479,910
	United Therapeutics Corp. (a)	18,400	1,216,056
			6,187,302

	Capital Markets 0.8%
	Affiliated Managers Group, Inc. (a)	32,850	1,370,173

	Chemicals 2.1%
	Airgas, Inc.	39,700	1,342,257
	Scotts Miracle-Gro Co. (The) Class A	68,000	2,359,600
			3,701,857

	Commercial Services & Supplies 3.6%
	Copart, Inc. (a)	64,900	1,924,934
	Covanta Holding Corp. (a)	60,800	795,872
	Iron Mountain, Inc. (a)	106,600	2,363,322
	Stericycle, Inc. (a)	27,400	1,307,802
			6,391,930

	Communications Equipment 1.9%
	Harris Corp.	77,100	2,231,274
	Juniper Networks, Inc. (a)	75,400	1,135,524
			3,366,798

	Computers & Peripherals 0.4%
	Logitech International S.A. (a)	76,700	788,476

	Construction & Engineering 3.8%
	Fluor Corp.	90,800	3,137,140
¤	Quanta Services, Inc. (a)	167,400	3,590,730
			6,727,870

	Containers & Packaging 2.2%
¤	Crown Holdings, Inc. (a)	170,600	3,877,738

	Distributors 1.2%
	LKQ Corp. (a)	151,100	2,156,197

	Diversified Consumer Services 2.1%
	Apollo Group, Inc. Class A (a)	19,000	1,488,270
	Capella Education Co. (a)	41,600	2,204,800
			3,693,070

	Diversified Telecommunication Services 0.8%
	NTELOS Holdings Corp.	82,300	1,492,922

	Electric Utilities 1.0%
	DPL, Inc.	76,900	1,733,326

	Electrical Equipment 1.8%
	Roper Industries, Inc.	72,600	3,081,870

	Electronic Equipment & Instruments 5.0%
¤	Amphenol Corp. Class A	134,400	3,829,056
	Anixter International, Inc. (a)	75,300	2,385,504
	Avnet, Inc. (a)	146,100	2,558,211
			8,772,771

	Energy Equipment & Services 4.8%
	Atwood Oceanics, Inc. (a)	103,700	1,720,383
	Dresser-Rand Group, Inc. (a)	59,700	1,319,370
	National Oilwell Varco, Inc. (a)	94,000	2,698,740
	Smith International, Inc.	54,100	1,162,068
	Weatherford International, Ltd. (a)	133,800	1,481,166
			8,381,727

	Health Care Equipment & Supplies 7.1%
¤	Becton, Dickinson & Co.	56,300	3,785,612
	C.R. Bard, Inc.	36,500	2,909,780
	Hospira, Inc. (a)	77,900	2,403,994
	St. Jude Medical, Inc. (a)	93,600	3,400,488
			12,499,874

	Health Care Providers & Services 4.5%
	Coventry Health Care, Inc. (a)	38,550	498,837
	DaVita, Inc. (a)	34,200	1,503,090
	Henry Schein, Inc. (a)	59,300	2,372,593
¤	Medco Health Solutions, Inc. (a)	84,000	3,472,560
			7,847,080

	Hotels, Restaurants & Leisure 1.2%
	Yum! Brands, Inc.	73,600	2,022,528

	Household Products 1.3%
	Church & Dwight Co., Inc.	44,100	2,303,343

	Internet Software & Services 3.3%
	Akamai Technologies, Inc. (a)	136,700	2,651,980
	Equinix, Inc. (a)	56,600	3,178,090
			5,830,070

	IT Services 2.6%
	Alliance Data Systems Corp. (a)	60,500	2,235,475
	Fiserv, Inc. (a)	66,500	2,424,590
			4,660,065

	Life Sciences Tools & Services 4.5%
	ICON PLC, Sponsored ADR (a)(b)	30,700	495,805
	Millipore Corp. (a)	48,100	2,761,421
	Pharmaceutical Product Development, Inc.	33,500	794,620
¤	Thermo Fisher Scientific, Inc. (a)	108,500	3,870,195
			7,922,041

	Machinery 1.4%
	Actuant Corp. Class A	84,900	877,017
	Joy Global, Inc.	71,700	1,527,210
			2,404,227

	Multiline Retail 1.8%
	Dollar Tree, Inc. (a)	16,300	726,165
	Kohl's Corp. (a)	57,300	2,424,936
			3,151,101

	Oil, Gas & Consumable Fuels 2.5%
	Newfield Exploration Co. (a)	126,100	2,862,470
	Peabody Energy Corp.	58,800	1,472,352
			4,334,822

	Personal Products 3.0%
	Avon Products, Inc.	88,100	1,694,163
¤	Chattem, Inc. (a)	64,000	3,587,200
			5,281,363

	Real Estate Investment Trusts 1.0%
	Digital Realty Trust, Inc.	52,400	1,738,632

	Software 4.5%
	FactSet Research Systems, Inc.	39,200	1,959,608
	McAfee, Inc. (a)	64,800	2,170,800
	MICROS Systems, Inc. (a)	107,600	2,017,500
	Solera Holdings, Inc. (a)	51,900	1,286,082
	VMware, Inc. Class A (a)	24,200	571,604
			8,005,594

	Specialty Retail 6.8%
	AutoZone, Inc. (a)	11,600	1,886,392
	GameStop Corp. Class A (a)	99,600	2,790,792
	Guess?, Inc.	150,100	3,164,108
	PetSmart, Inc.	105,800	2,217,568
	Sherwin-Williams Co. (The)	25,900	1,346,023
	TJX Cos., Inc.	23,800	610,232
			12,015,115

	Textiles, Apparel & Luxury Goods 2.1%
	Coach, Inc. (a)	99,600	1,663,320
	Deckers Outdoor Corp. (a)	15,300	811,512
	Phillips-Van Heusen Corp.	55,600	1,261,008
			3,735,840

	Thrifts & Mortgage Finance 0.8%
	New York Community Bancorp, Inc.	119,100	1,330,347

	Wireless Telecommunication Services 3.7%
	American Tower Corp. Class A (a)	85,300	2,595,679
¤	SBA Communications Corp. Class A (a)	167,400	3,900,420
			6,496,099

	Total Common Stocks (Cost $203,870,626)		162,891,616

	Exchange Traded Funds 3.1% (c)
¤	iShares Russell Midcap Growth Index Fund	159,200	4,791,920
	KBW Regional Banking Index Fund	36,400	699,608
	Total Exchange Traded Funds (Cost $7,273,255)		5,491,528

	Principal Amount	Value
Short-Term Investment 5.0%
Repurchase Agreement 5.0%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $8,790,369 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $8,970,000 and a Market Value of $8,968,206)	$8,790,357	8,790,357
Total Short-Term Investment (Cost $8,790,357)		8,790,357

Total Investments (Cost $219,934,238) (d)	100.6%	177,173,501
Liabilities in Excess of
Cash and Other Assets	(0.6)	(1,107,680)

Net Assets	100.0%	$176,065,821

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At March 31, 2009, cost is $221,086,168 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$2,471,426
Gross unrealized depreciation	(46,384,093)
Net unrealized depreciation	$(43,912,667)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$168,383,144
Level 2 - Other Significant Observable Inputs	8,790,357
Level 3 - Significant Unobservable Inputs	-
Total	$177,173,501

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Value Portfolio
Portfolio of Investments March 31, 2009 unaudited

		Shares	Value
	Common Stocks 95.9%†
	Aerospace & Defense 1.7%
	Raytheon Co.	96,700	$3,765,498

	Airlines 0.9%
	Delta Air Lines, Inc. (a)	119,375	672,081
	Southwest Airlines Co.	226,300	1,432,479
			2,104,560

	Beverages 1.9%
	Constellation Brands, Inc. Class A (a)	348,900	4,151,910

	Capital Markets 4.3%
	Ameriprise Financial, Inc.	123,900	2,538,711
¤	Investment Technology Group, Inc. (a)	227,600	5,808,352
	Northern Trust Corp.	18,600	1,112,652
			9,459,715

	Chemicals 1.1%
	Arch Chemicals, Inc.	52,000	985,920
	Olin Corp.	107,475	1,533,668
			2,519,588

	Commercial Banks 3.5%
	KeyCorp	389,800	3,067,726
	Marshall & Ilsley Corp.	385,673	2,171,339
	Wilmington Trust Corp.	252,100	2,442,849
			7,681,914

	Commercial Services & Supplies 1.5%
	Pitney Bowes, Inc.	144,100	3,364,735

	Communications Equipment 1.0%
	Emulex Corp. (a)	428,700	2,156,361

	Containers & Packaging 1.9%
	Ball Corp.	95,900	4,162,060

	Diversified Telecommunication Services 2.3%
¤	Embarq Corp.	135,800	5,140,030

	Electric Utilities 4.4%
	American Electric Power Co., Inc.	90,000	2,273,400
	Edison International	135,700	3,909,517
	Pepco Holdings, Inc.	278,200	3,471,936
			9,654,853

	Electrical Equipment 0.5%
	Rockwell Automation, Inc.	50,100	1,094,184

	Electronic Equipment & Instruments 3.7%
	Avnet, Inc. (a)	184,600	3,232,346
	Ingram Micro, Inc. Class A (a)	201,600	2,548,224
	Molex, Inc. Class A	189,300	2,392,752
			8,173,322

	Energy Equipment & Services 2.7%
	Baker Hughes, Inc.	32,100	916,455
	Diamond Offshore Drilling, Inc.	30,600	1,923,516
	Tidewater, Inc.	86,800	3,222,884
			6,062,855

	Food & Staples Retailing 2.7%
¤	Kroger Co. (The)	286,800	6,085,896

	Food Products 5.5%
	ConAgra Foods, Inc.	259,700	4,381,139
	Corn Products International, Inc.	208,200	4,413,840
	J.M. Smucker Co. (The)	87,800	3,272,306
			12,067,285

	Gas Utilities 1.4%
	AGL Resources, Inc.	115,700	3,069,521

	Health Care Providers & Services 4.0%
	Cardinal Health, Inc.	87,700	2,760,796
	Coventry Health Care, Inc. (a)	154,400	1,997,936
	Quest Diagnostics, Inc.	84,100	3,993,068
			8,751,800

	Insurance 8.0%
¤	Aspen Insurance Holdings, Ltd.	257,900	5,792,434
¤	HCC Insurance Holdings, Inc.	193,000	4,861,670
	Lincoln National Corp.	130,000	869,700
	MetLife, Inc.	76,700	1,746,459
	PartnerRe, Ltd.	72,500	4,500,075
			17,770,338

	IT Services 3.7%
	Affiliated Computer Services, Inc. Class A (a)	66,400	3,179,896
¤	Computer Sciences Corp. (a)	134,600	4,958,664
			8,138,560

	Machinery 1.0%
	Pentair, Inc.	54,400	1,178,848
	Timken Co. (The)	66,900	933,924
			2,112,772

	Media 1.8%
	Cablevision Systems Corp. Class A	310,500	4,017,870

	Metals & Mining 4.7%
	Freeport-McMoRan Copper & Gold, Inc. Class B	56,300	2,145,593
	Nucor Corp.	94,300	3,599,431
¤	Yamana Gold, Inc.	502,700	4,649,975
			10,394,999

	Multi-Utilities 5.7%
	Ameren Corp.	128,600	2,982,234
	CenterPoint Energy, Inc.	255,500	2,664,865
	Consolidated Edison, Inc.	44,100	1,746,801
	PG&E Corp.	105,394	4,028,159
	Xcel Energy, Inc.	63,600	1,184,868
			12,606,927

	Office Electronics 1.2%
	Xerox Corp.	575,700	2,619,435

	Oil, Gas & Consumable Fuels 4.7%
	Frontier Oil Corp.	189,000	2,417,310
	Hess Corp.	75,100	4,070,420
	Spectra Energy Corp.	274,000	3,874,360
			10,362,090

	Pharmaceuticals 4.9%
	Forest Laboratories, Inc. (a)	151,700	3,331,332
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	117,900	5,311,395
	Watson Pharmaceuticals, Inc. (a)	71,500	2,224,365
			10,867,092

	Real Estate Investment Trusts 3.8%
	Corporate Office Properties Trust	44,200	1,097,486
	Equity Residential	32,300	592,705
	HCP, Inc.	49,300	880,005
	Health Care REIT, Inc.	17,900	547,561
	Highwoods Properties, Inc.	146,000	3,127,320
	Public Storage	28,200	1,558,050
	Realty Income Corp.	30,800	579,656
			8,382,783

	Road & Rail 0.6%
	Werner Enterprises, Inc.	87,400	1,321,488

	Specialty Retail 7.3%
	American Eagle Outfitters, Inc.	333,200	4,078,368
¤	Gap, Inc. (The)	353,600	4,593,264
	TJX Cos., Inc.	151,600	3,887,024
	Tractor Supply Co. (a)	101,400	3,656,484
			16,215,140

	Thrifts & Mortgage Finance 2.5%
¤	NewAlliance Bancshares, Inc.	462,900	5,434,446

	Trading Companies & Distributors 1.0%
	WESCO International, Inc. (a)	118,100	2,139,972

	Total Common Stocks (Cost $296,820,073)		211,849,999

	Principal Amount		Value
Short-Term Investment 4.1%
Repurchase Agreement 4.1%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $9,039,692 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $9,225,000 and a Market Value of $9,223,155)	$9,039,680		9,039,680
Total Short-Term Investment (Cost $9,039,680)			9,039,680

Total Investments (Cost $305,859,753) (c)	100.0%		220,889,679
Liabilities in Excess of
Cash and Other Assets	(0.0	) ‡	(12,137)

Net Assets	100.0%		$220,877,542

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At March 31, 2009, cost is $307,581,924 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$8,154,236
Gross unrealized depreciation	(94,846,481)
Net unrealized depreciation	$(86,692,245)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$211,849,999
Level 2 - Other Significant Observable Inputs	9,039,680
Level 3 - Significant Unobservable Inputs	-
Total	$220,889,679

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments March 31, 2009 unaudited

	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 60.5%
MainStay 130/30 Core Fund Class I (a)	3,088,188	$16,058,577
MainStay 130/30 Growth Fund Class I (a)(b)	1,828,778	10,899,520
MainStay 130/30 International Fund Class I (a)(b)	1,618,336	7,072,130
MainStay Growth Equity Fund Class I (a)	571,268	4,233,097
MainStay ICAP Equity Fund Class I	707,543	16,089,539
MainStay ICAP International Fund Class I	512,051	9,954,267
MainStay MAP Fund Class I	733,652	14,320,882
MainStay VP Common Stock Portfolio Initial Class (a)	2,992,984	32,056,710
MainStay VP ICAP Select Equity Portfolio Initial Class	2,072,447	16,165,602
MainStay VP International Equity Portfolio Initial Class (a)	1,147,198	11,278,834
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,405,766	31,126,394
MainStay VP S&P 500 Index Portfolio Initial Class	120,223	1,964,292
MainStay Value Fund Class I (a)	122,179	1,276,775
		172,496,619

Fixed Income Funds 39.6%
MainStay 130/30 High Yield Fund Class I (a)	1,235,880	10,022,988
MainStay Institutional Bond Fund Class I	1,222,021	11,719,185
MainStay VP Bond Portfolio Initial Class (a)	4,778,552	66,353,358
MainStay VP Floating Rate Portfolio Initial Class (a)	2,306,793	17,370,353
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,025,707	7,291,499
		112,757,383

Total Investments (Cost $378,504,058) (c)	100.1%	285,254,002
Liabilities in Excess of
Cash and Other Assets	(0.1)	(146,295)

Net Assets	100.0%	$285,107,707

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At March 31, 2009, cost is $380,314,799 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$352,487
Gross unrealized depreciation	(95,413,284)
Net unrealized depreciation	$(95,060,797)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$285,254,002
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$285,254,002

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio
Portfolio of Investments March 31, 2009 unaudited

	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 80.5%
MainStay 130/30 Core Fund Class I (a)	3,661,976	$19,042,272
MainStay 130/30 Growth Fund Class I (a)(b)	1,665,226	9,924,750
MainStay 130/30 International Fund Class I (a)(b)	2,343,992	10,243,246
MainStay Growth Equity Fund Class I (a)	1,312,135	9,722,920
MainStay ICAP Equity Fund Class I	918,999	20,898,038
MainStay ICAP International Fund Class I	774,943	15,064,893
MainStay MAP Fund Class I	895,229	17,474,877
MainStay VP Common Stock Portfolio Initial Class (a)	4,026,821	43,129,747
MainStay VP ICAP Select Equity Portfolio Initial Class (a)	2,694,473	21,017,560
MainStay VP International Equity Portfolio Initial Class (a)	1,750,624	17,211,506
MainStay VP Large Cap Growth Portfolio Initial Class (a)	4,749,920	43,411,053
MainStay VP Mid Cap Core Portfolio Initial Class (a)	731,264	4,792,727
MainStay VP Mid Cap Growth Portfolio Initial Class	34,037	249,181
MainStay VP S&P 500 Index Portfolio Initial Class	34,701	566,967
MainStay Value Fund Class I (a)	237,083	2,477,517
		235,227,254

Fixed Income Funds 19.5%
MainStay 130/30 High Yield Fund Class I (a)	1,276,584	10,353,094
MainStay Institutional Bond Fund Class I	329,232	3,157,338
MainStay VP Bond Portfolio Initial Class	1,289,988	17,912,340
MainStay VP Floating Rate Portfolio Initial Class (a)	2,407,370	18,127,705
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,068,082	7,592,730
		57,143,207

Total Investments (Cost $439,483,504) (c)	100.0%	292,370,461
Liabilities in Excess of
Cash and Other Assets	(0.0)‡	(50,141)

Net Assets	100.0%	$292,320,320

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Portfolios/Funds shares Class.
(b)	Non-income producing Underlying Fund.
(c)	At March 31, 2009, cost is $441,092,376 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$20,440
Gross unrealized depreciation	(148,742,355)
Net unrealized depreciation	$(148,721,915)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$292,370,461
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$292,370,461

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments ††† March 31, 2009 unaudited

		Shares	Value
	Common Stocks 94.9%†
	Aerospace & Defense 2.6%
	Boeing Co. (The)	70,068	$2,493,020
	General Dynamics Corp.	37,275	1,550,267
	Goodrich Corp.	11,770	445,965
	Honeywell International, Inc.	69,442	1,934,654
	ITT Corp.	17,362	667,916
	L-3 Communications Holdings, Inc.	11,416	774,005
	Lockheed Martin Corp.	31,833	2,197,432
	Northrop Grumman Corp.	31,260	1,364,186
	Precision Castparts Corp.	13,330	798,467
	Raytheon Co.	38,354	1,493,505
	Rockwell Collins, Inc.	15,136	494,039
	United Technologies Corp.	90,891	3,906,495
			18,119,951

	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	16,178	737,878
	Expeditors International of Washington, Inc.	20,275	573,580
	FedEx Corp.	29,759	1,323,978
	United Parcel Service, Inc. Class B	95,153	4,683,431
			7,318,867

	Airlines 0.1%
	Southwest Airlines Co.	70,727	447,702

	Auto Components 0.1%
	Goodyear Tire & Rubber Co. (The) (a)	24,441	153,001
	Johnson Controls, Inc.	56,811	681,732
			834,733

	Automobiles 0.1%
	Ford Motor Co. (a)	228,406	600,708
	General Motors Corp.	61,397	119,110
	Harley-Davidson, Inc.	22,261	298,075
			1,017,893

	Beverages 2.6%
	Brown-Forman Corp. Class B	9,377	364,109
	Coca-Cola Co. (The)	190,237	8,360,916
	Coca-Cola Enterprises, Inc.	30,324	399,973
	Constellation Brands, Inc. Class A (a)	18,612	221,483
	Dr. Pepper Snapple Group, Inc. (a)	24,256	410,169
	Molson Coors Brewing Co. Class B	14,231	487,839
	Pepsi Bottling Group, Inc. (The)	12,921	286,071
	PepsiCo, Inc.	149,182	7,679,889
			18,210,449

	Biotechnology 2.1%
	Amgen, Inc. (a)	99,113	4,908,076
	Biogen Idec, Inc. (a)	28,494	1,493,656
	Celgene Corp. (a)	43,809	1,945,120
	Cephalon, Inc. (a)	6,544	445,646
	Genzyme Corp. (a)	25,865	1,536,122
	Gilead Sciences, Inc. (a)	87,956	4,074,122
			14,402,742

	Building Products 0.0%‡
	Masco Corp.	34,411	240,189

	Capital Markets 2.4%
	Ameriprise Financial, Inc.	20,710	424,348
	Bank of New York Mellon Corp. (The)	109,722	3,099,647
	Charles Schwab Corp. (The)	89,466	1,386,723
	E*TRADE Financial Corp. (a)	53,917	69,014
	Federated Investors, Inc. Class B	8,651	192,571
	Franklin Resources, Inc.	14,462	779,068
	Goldman Sachs Group, Inc. (The)	44,265	4,692,975
	Invesco, Ltd.	36,808	510,159
	Janus Capital Group, Inc.	15,098	100,402
	Legg Mason, Inc.	14,116	224,444
	Morgan Stanley	102,998	2,345,264
	Northern Trust Corp.	21,325	1,275,662
	State Street Corp.	41,300	1,271,214
	T. Rowe Price Group, Inc.	24,706	713,015
			17,084,506

	Chemicals 1.9%
	Air Products & Chemicals, Inc.	20,037	1,127,081
	C.F. Industries Holdings, Inc.	4,639	329,972
	Dow Chemical Co. (The)	88,325	744,580
	E.I. du Pont de Nemours & Co.	86,277	1,926,565
	Eastman Chemical Co.	6,936	185,885
	Ecolab, Inc.	16,030	556,722
	International Flavors & Fragrances, Inc.	7,519	229,029
	Monsanto Co.	52,390	4,353,609
	PPG Industries, Inc.	15,701	579,367
	Praxair, Inc.	29,487	1,984,180
	Rohm & Haas Co.	11,945	941,744
	Sigma-Aldrich Corp.	11,986	452,951
			13,411,685

	Commercial Banks 1.8%
	BB&T Corp.	52,825	893,799
	Comerica, Inc.	14,388	263,444
	Fifth Third Bancorp	57,437	167,716
	First Horizon National Corp.	20,512	220,298
	Huntington Bancshares, Inc.	36,795	61,080
	KeyCorp	48,496	381,663
	M&T Bank Corp.	7,381	333,916
	Marshall & Ilsley Corp.	26,206	147,540
	PNC Financial Services Group, Inc.	40,918	1,198,488
	Regions Financial Corp.	66,160	281,842
	SunTrust Banks, Inc.	33,857	397,481
	U.S. Bancorp	167,760	2,450,974
	Wells Fargo & Co.	406,222	5,784,601
	Zions Bancorp	11,601	114,038
			12,696,880

	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	10,162	227,019
	Cintas Corp.	12,563	310,557
	Iron Mountain, Inc. (a)	17,161	380,460
	Pitney Bowes, Inc.	19,709	460,205
	R.R. Donnelley & Sons Co.	19,601	143,675
	Republic Services, Inc.	30,696	526,437
	Stericycle, Inc. (a)	8,182	390,527
	Waste Management, Inc.	46,905	1,200,768
			3,639,648

	Communications Equipment 2.8%
	Ciena Corp. (a)	8,397	65,329
	Cisco Systems, Inc. (a)	559,822	9,388,215
	Corning, Inc.	148,614	1,972,108
	Harris Corp.	12,869	372,429
	JDS Uniphase Corp. (a)	23,000	74,750
	Juniper Networks, Inc. (a)	50,479	760,214
	Motorola, Inc.	216,692	916,607
	QUALCOMM, Inc.	158,285	6,158,869
	Tellabs, Inc. (a)	39,733	181,977
			19,890,498

	Computers & Peripherals 4.9%
	Apple, Inc. (a)	85,366	8,973,674
	Dell, Inc. (a)	165,462	1,568,580
	EMC Corp. (a)	195,123	2,224,402
	Hewlett-Packard Co.	229,733	7,365,240
¤	International Business Machines Corp.	128,452	12,445,714
	Lexmark International, Inc. Class A (a)	7,851	132,446
	NetApp, Inc. (a)	31,568	468,469
	QLogic Corp. (a)	11,592	128,903
	SanDisk Corp. (a)	21,612	273,392
	Sun Microsystems, Inc. (a)	70,618	516,924
	Teradata Corp. (a)	16,828	272,950
			34,370,694

	Construction & Engineering 0.2%
	Fluor Corp.	17,354	599,581
	Jacobs Engineering Group, Inc. (a)	11,748	454,177
			1,053,758

	Construction Materials 0.1%
	Vulcan Materials Co.	10,531	466,418

	Consumer Finance 0.4%
	American Express Co.	110,901	1,511,581
	Capital One Financial Corp.	37,448	458,363
	Discover Financial Services	45,886	289,541
	SLM Corp. (a)	46,638	230,858
			2,490,343

	Containers & Packaging 0.2%
	Ball Corp.	9,044	392,509
	Bemis Co., Inc.	9,530	199,844
	Owens-Illinois, Inc. (a)	15,968	230,578
	Pactiv Corp. (a)	13,091	190,998
	Sealed Air Corp.	15,095	208,311
			1,222,240

	Distributors 0.1%
	Genuine Parts Co.	15,244	455,186

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	10,187	797,948
	H&R Block, Inc.	32,408	589,501
			1,387,449

	Diversified Financial Services 2.7%
	Bank of America Corp.	611,329	4,169,264
	CIT Group, Inc.	36,239	103,281
	Citigroup, Inc.	521,047	1,318,249
	CME Group, Inc.	6,405	1,578,128
	IntercontinentalExchange, Inc. (a)	6,907	514,364
¤	JPMorgan Chase & Co.	360,224	9,574,754
	Leucadia National Corp. (a)	17,646	262,749
	Moody's Corp.	18,572	425,670
	NASDAQ OMX Group, Inc. (The) (a)	13,016	254,853
	NYSE Euronext	25,337	453,533
			18,654,845

	Diversified Telecommunication Services 3.5%
¤	AT&T, Inc.	564,916	14,235,883
	CenturyTel, Inc.	9,574	269,221
	Embarq Corp.	13,590	514,381
	Frontier Communications Corp.	29,766	213,720
	Qwest Communications International, Inc.	140,068	479,033
	Verizon Communications, Inc.	271,587	8,201,927
	Windstream Corp.	42,015	338,641
			24,252,806

	Electric Utilities 2.3%
	Allegheny Energy, Inc.	16,164	374,520
	American Electric Power Co., Inc.	38,585	974,657
	Duke Energy Corp.	120,978	1,732,405
	Edison International	31,152	897,489
	Entergy Corp.	18,102	1,232,565
	Exelon Corp.	62,906	2,855,303
	FirstEnergy Corp.	29,146	1,125,036
	FPL Group, Inc.	39,080	1,982,528
	Northeast Utilities	16,507	356,386
	Pepco Holdings, Inc.	20,672	257,987
	Pinnacle West Capital Corp.	9,981	265,095
	PPL Corp.	35,855	1,029,397
	Progress Energy, Inc.	26,529	961,942
	Southern Co. (The)	74,060	2,267,717
			16,313,027

	Electrical Equipment 0.4%
	Cooper Industries, Ltd. Class A	16,571	428,526
	Emerson Electric Co.	73,341	2,096,086
	Rockwell Automation, Inc.	13,529	295,473
			2,820,085

	Electronic Equipment & Instruments 0.3%
	Agilent Technologies, Inc. (a)	33,465	514,357
	Amphenol Corp. Class A	16,807	478,831
	FLIR Systems, Inc. (a)	13,283	272,036
	Jabil Circuit, Inc.	20,980	116,649
	Molex, Inc.	14,162	194,586
	Tyco Electronics, Ltd.	43,755	483,055
			2,059,514

	Energy Equipment & Services 1.5%
	Baker Hughes, Inc.	29,404	839,484
	BJ Services Co.	27,912	277,724
	Cameron International Corp. (a)	20,989	460,289
	Diamond Offshore Drilling, Inc.	6,645	417,705
	ENSCO International, Inc.	13,560	357,984
	Halliburton Co.	85,455	1,321,989
	Nabors Industries, Ltd. (a)	27,209	271,818
	National Oilwell Varco, Inc. (a)	39,902	1,145,586
	Rowan Cos., Inc.	11,402	136,482
	Schlumberger, Ltd.	114,369	4,645,669
	Smith International, Inc.	20,925	449,469
			10,324,199

	Food & Staples Retailing 3.3%
	Costco Wholesale Corp.	41,274	1,911,811
	CVS Caremark Corp.	139,522	3,835,460
	Kroger Co. (The)	62,385	1,323,810
	Safeway, Inc.	40,989	827,568
	SUPERVALU, Inc.	20,246	289,113
	Sysco Corp.	57,285	1,306,098
¤	Wal-Mart Stores, Inc.	213,777	11,137,782
	Walgreen Co.	94,646	2,457,010
	Whole Foods Market, Inc.	14,169	238,039
			23,326,691

	Food Products 1.7%
	Archer-Daniels-Midland Co.	61,333	1,703,831
	Campbell Soup Co.	19,671	538,199
	ConAgra Foods, Inc.	42,747	721,142
	Dean Foods Co. (a)	14,720	266,138
	General Mills, Inc.	31,948	1,593,566
	H.J. Heinz Co.	30,065	993,949
	Hershey Co. (The)	15,858	551,065
	Hormel Foods Corp.	6,774	214,804
	J.M. Smucker Co. (The)	11,324	422,045
	Kellogg Co.	24,087	882,307
	Kraft Foods, Inc. Class A	140,468	3,131,032
	McCormick & Co., Inc.	12,429	367,525
	Sara Lee Corp.	67,590	546,127
	Tyson Foods, Inc. Class A	28,885	271,230
			12,202,960

	Gas Utilities 0.1%
	Equitable Resources, Inc.	12,511	391,969
	Nicor, Inc.	4,468	148,472
	Questar Corp.	16,583	488,038
			1,028,479

	Health Care Equipment & Supplies 2.2%
	Baxter International, Inc.	59,296	3,037,141
	Becton, Dickinson & Co.	23,245	1,562,994
	Boston Scientific Corp. (a)	143,565	1,141,342
	C.R. Bard, Inc.	9,485	756,144
	Covidien, Ltd.	48,148	1,600,439
	DENTSPLY International, Inc.	14,242	382,398
	Hospira, Inc. (a)	15,260	470,924
	Intuitive Surgical, Inc. (a)	3,740	356,646
	Medtronic, Inc.	106,917	3,150,844
	St. Jude Medical, Inc. (a)	32,908	1,195,548
	Stryker Corp.	23,161	788,400
	Varian Medical Systems, Inc. (a)	11,880	361,627
	Zimmer Holdings, Inc. (a)	21,472	783,728
			15,588,175

	Health Care Providers & Services 2.0%
	Aetna, Inc.	44,087	1,072,637
	AmerisourceBergen Corp.	14,937	487,842
	Cardinal Health, Inc.	34,384	1,082,408
	CIGNA Corp.	26,280	462,265
	Coventry Health Care, Inc. (a)	15,143	195,950
	DaVita, Inc. (a)	9,925	436,204
	Express Scripts, Inc. (a)	24,534	1,132,735
	Humana, Inc. (a)	16,131	420,697
	Laboratory Corp. of America Holdings (a)	10,326	603,968
	McKesson Corp.	26,381	924,390
	Medco Health Solutions, Inc. (a)	47,617	1,968,487
	Patterson Cos., Inc. (a)	9,141	172,399
	Quest Diagnostics, Inc.	15,149	719,275
	Tenet Healthcare Corp. (a)	41,632	48,293
	UnitedHealth Group, Inc.	115,482	2,417,038
	WellPoint, Inc. (a)	47,774	1,813,979
			13,958,567

	Health Care Technology 0.0%‡
	IMS Health, Inc.	17,389	216,841

	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	41,783	902,513
	Darden Restaurants, Inc.	13,264	454,425
	International Game Technology	28,177	259,792
	Marriott International, Inc. Class A	28,038	458,702
	McDonald's Corp.	106,565	5,815,252
	Starbucks Corp. (a)	70,323	781,288
	Starwood Hotels & Resorts Worldwide, Inc.	17,500	222,250
	Wyndham Worldwide Corp.	18,492	77,666
	Wynn Resorts, Ltd. (a)	6,076	121,338
	Yum! Brands, Inc.	44,227	1,215,358
			10,308,584

	Household Durables 0.3%
	Black & Decker Corp.	5,746	181,344
	Centex Corp.	11,837	88,777
	D.R. Horton, Inc.	27,277	264,587
	Fortune Brands, Inc.	14,333	351,875
	Harman International Industries, Inc.	5,784	78,257
	KB Home	7,782	102,567
	Leggett & Platt, Inc.	15,710	204,073
	Lennar Corp. Class A	13,692	102,827
	Newell Rubbermaid, Inc.	27,679	176,592
	Pulte Homes, Inc.	21,148	231,148
	Snap-on, Inc.	5,657	141,991
	Stanley Works (The)	7,534	219,390
	Whirlpool Corp.	7,028	207,958
			2,351,386

	Household Products 2.7%
	Clorox Co. (The)	13,263	682,779
	Colgate-Palmolive Co.	48,257	2,846,198
	Kimberly-Clark Corp.	39,561	1,824,158
¤	Procter & Gamble Co. (The)	280,941	13,229,512
			18,582,647

	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The) (a)	64,323	373,717
	Constellation Energy Group, Inc.	19,043	393,428
	Dynegy, Inc. Class A (a)	50,196	70,776
			837,921

	Industrial Conglomerates 2.0%
	3M Co.	66,255	3,294,199
¤	General Electric Co.	1,012,294	10,234,292
	Textron, Inc.	24,910	142,983
			13,671,474

	Insurance 2.0%
	Aflac, Inc.	44,567	862,817
	Allstate Corp. (The)	51,245	981,342
	American International Group, Inc.	268,748	268,748
	Aon Corp.	25,795	1,052,952
	Assurant, Inc.	11,246	244,938
	Chubb Corp. (The)	34,010	1,439,303
	Cincinnati Financial Corp.	15,526	355,080
	Genworth Financial, Inc. Class A	43,288	82,247
	Hartford Financial Services Group, Inc. (The)	30,294	237,808
	Lincoln National Corp.	24,466	163,678
	Loews Corp.	34,608	764,837
	Marsh & McLennan Cos., Inc.	49,153	995,348
	MBIA, Inc. (a)	20,185	92,447
	MetLife, Inc.	78,419	1,785,601
	Principal Financial Group, Inc.	25,847	211,428
	Progressive Corp. (The) (a)	64,599	868,211
	Prudential Financial, Inc.	40,540	771,071
	Torchmark Corp.	8,552	224,319
	Travelers Cos., Inc. (The)	55,888	2,271,288
	Unum Group	31,659	395,737
	XL Capital, Ltd. Class A	30,422	166,104
			14,235,304

	Internet & Catalog Retail 0.4%
	Amazon.com, Inc. (a)	30,751	2,258,353
	Expedia, Inc. (a)	20,883	189,618
			2,447,971

	Internet Software & Services 1.7%
	Akamai Technologies, Inc. (a)	16,595	321,943
	eBay, Inc. (a)	102,558	1,288,129
	Google, Inc. Class A (a)	22,970	7,994,938
	VeriSign, Inc. (a)	18,552	350,076
	Yahoo!, Inc. (a)	132,684	1,699,682
			11,654,768

	IT Services 1.0%
	Affiliated Computer Services, Inc. Class A (a)	9,327	446,670
	Automatic Data Processing, Inc.	48,560	1,707,370
	Cognizant Technology Solutions Corp. Class A (a)	27,841	578,814
	Computer Sciences Corp. (a)	14,484	533,591
	Convergys Corp. (a)	12,382	100,047
	Fidelity National Information Services, Inc.	18,166	330,621
	Fiserv, Inc. (a)	15,313	558,312
	Mastercard, Inc. Class A	6,920	1,158,962
	Paychex, Inc.	30,702	788,120
	Total System Services, Inc.	18,819	259,890
	Western Union Co. (The)	68,418	860,014
			7,322,411

	Leisure Equipment & Products 0.1%
	Eastman Kodak Co.	28,877	109,732
	Hasbro, Inc.	11,845	296,954
	Mattel, Inc.	34,271	395,145
			801,831

	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	16,499	535,888
	Millipore Corp. (a)	5,282	303,240
	PerkinElmer, Inc.	11,950	152,601
	Thermo Fisher Scientific, Inc. (a)	40,178	1,433,149
	Waters Corp. (a)	9,400	347,330
			2,772,208

	Machinery 1.3%
	Caterpillar, Inc.	57,677	1,612,649
	Cummins, Inc.	19,254	490,014
	Danaher Corp.	24,447	1,325,516
	Deere & Co.	40,827	1,341,983
	Dover Corp.	17,781	469,063
	Eaton Corp.	15,767	581,172
	Flowserve Corp.	5,406	303,385
	Illinois Tool Works, Inc.	37,633	1,160,978
	Ingersoll-Rand Co., Ltd. Class A	30,480	420,624
	Manitowoc Co., Inc. (The)	13,246	43,314
	PACCAR, Inc.	34,677	893,280
	Pall Corp.	11,290	230,655
	Parker Hannifin Corp.	15,408	523,564
			9,396,197

	Media 2.3%
	CBS Corp. Class B	65,009	249,635
	Comcast Corp. Class A	275,344	3,755,692
	DIRECTV Group, Inc. (The) (a)	50,708	1,155,635
	Gannett Co., Inc.	22,847	50,263
	Interpublic Group of Cos., Inc. (The) (a)	47,077	193,957
	McGraw-Hill Cos., Inc. (The)	30,070	687,701
	Meredith Corp.	3,880	64,563
	New York Times Co. (The) Class A	11,688	52,830
	News Corp. Class A	219,903	1,455,758
	Omnicom Group, Inc.	29,717	695,378
	Scripps Networks Interactive Class A	8,611	193,834
	Time Warner Cable, Inc.	28,699	711,735
	Time Warner, Inc.	114,335	2,206,666
	Viacom, Inc. Class B (a)	58,661	1,019,528
	Walt Disney Co. (The)	176,982	3,213,993
	Washington Post Co. Class B	573	204,618
			15,911,786

	Metals & Mining 0.9%
	AK Steel Holding Corp.	11,303	80,477
	Alcoa, Inc.	91,095	668,637
	Allegheny Technologies, Inc.	9,685	212,392
	Freeport-McMoRan Copper & Gold, Inc. Class B	39,319	1,498,447
	Newmont Mining Corp.	46,305	2,072,612
	Nucor Corp.	30,018	1,145,787
	Titanium Metals Corp.	8,559	46,818
	United States Steel Corp.	11,116	234,881
			5,960,051

	Multi-Utilities 1.5%
	Ameren Corp.	20,218	468,855
	CenterPoint Energy, Inc.	32,906	343,210
	CMS Energy Corp.	22,108	261,759
	Consolidated Edison, Inc.	26,163	1,036,316
	Dominion Resources, Inc.	55,584	1,722,548
	DTE Energy Corp.	15,587	431,760
	Integrys Energy Group, Inc.	7,577	197,305
	NiSource, Inc.	27,232	266,874
	PG&E Corp.	34,515	1,319,163
	Public Service Enterprise Group, Inc.	48,389	1,426,024
	SCANA Corp.	11,236	347,080
	Sempra Energy	23,294	1,077,115
	TECO Energy, Inc.	20,841	232,377
	Wisconsin Energy Corp.	11,179	460,239
	Xcel Energy, Inc.	42,935	799,879
			10,390,504

	Multiline Retail 0.8%
	Big Lots, Inc. (a)	8,295	172,370
	Family Dollar Stores, Inc.	13,359	445,790
	J.C. Penney Co., Inc.	21,244	426,367
	Kohl's Corp. (a)	29,135	1,232,993
	Macy's, Inc.	40,211	357,878
	Nordstrom, Inc.	15,239	255,253
	Sears Holdings Corp. (a)	5,320	243,177
	Target Corp.	71,976	2,475,255
			5,609,083

	Office Electronics 0.1%
	Xerox Corp.	82,763	376,572

	Oil, Gas & Consumable Fuels 10.9%
	Anadarko Petroleum Corp.	43,890	1,706,882
	Apache Corp.	31,999	2,050,816
	Cabot Oil & Gas Corp.	9,882	232,919
	Chesapeake Energy Corp.	53,875	919,107
¤	Chevron Corp.	192,152	12,920,300
	ConocoPhillips	142,542	5,581,945
	CONSOL Energy, Inc.	17,324	437,258
	Denbury Resources, Inc. (a)	11,908	176,953
	Devon Energy Corp.	42,242	1,887,795
	El Paso Corp.	67,044	419,025
	EOG Resources, Inc.	23,863	1,306,738
¤	ExxonMobil Corp.	473,691	32,258,357
	Hess Corp.	27,123	1,470,067
	Marathon Oil Corp.	67,462	1,773,576
	Massey Energy Co.	8,043	81,395
	Murphy Oil Corp.	18,213	815,396
	Noble Energy, Inc.	16,517	889,936
	Occidental Petroleum Corp.	77,435	4,309,258
	Peabody Energy Corp.	25,494	638,370
	Pioneer Natural Resources Co.	11,253	185,337
	Range Resources Corp.	14,852	611,308
	Southwestern Energy Co. (a)	32,827	974,634
	Spectra Energy Corp.	61,669	872,000
	Sunoco, Inc.	11,174	295,887
	Tesoro Corp.	13,867	186,788
	Valero Energy Corp.	49,338	883,150
	Williams Cos., Inc.	55,329	629,644
	XTO Energy, Inc.	55,151	1,688,724
			76,203,565

	Paper & Forest Products 0.1%
	International Paper Co.	40,880	287,795
	MeadWestvaco Corp.	16,332	195,821
	Weyerhaeuser Co.	20,202	556,969
			1,040,585

	Personal Products 0.2%
	Avon Products, Inc.	40,760	783,815
	Estee Lauder Cos., Inc. (The) Class A	11,078	273,073
			1,056,888

	Pharmaceuticals 7.8%
	Abbott Laboratories	148,351	7,076,343
	Allergan, Inc.	29,402	1,404,240
	Bristol-Myers Squibb Co.	189,277	4,148,952
	Eli Lilly & Co.	96,925	3,238,264
	Forest Laboratories, Inc. (a)	28,816	632,799
¤	Johnson & Johnson	265,285	13,953,991
	King Pharmaceuticals, Inc. (a)	24,219	171,228
	Merck & Co., Inc.	202,144	5,407,352
	Mylan, Inc. (a)	29,133	390,674
	Pfizer, Inc.	644,712	8,780,977
	Schering-Plough Corp.	155,428	3,660,329
	Watson Pharmaceuticals, Inc. (a)	10,206	317,509
	Wyeth	127,307	5,479,293
			54,661,951

	Professional Services 0.2%
	Dun & Bradstreet Corp.	5,155	396,935
	Equifax, Inc.	12,077	295,283
	Monster Worldwide, Inc. (a)	12,380	100,897
	Robert Half International, Inc.	14,834	264,490
			1,057,605

	Real Estate Investment Trusts 0.8%
	Apartment Investment & Management Co. Class A	11,172	61,223
	AvalonBay Communities, Inc.	7,373	346,973
	Boston Properties, Inc.	11,551	404,632
	Developers Diversified Realty Corp.	1,798	3,830
	Equity Residential	26,009	477,265
	HCP, Inc.	24,157	431,202
	Health Care REIT, Inc.	10,417	318,656
	Host Hotels & Resorts, Inc.	52,252	204,828
	Kimco Realty Corp.	22,790	173,660
	Plum Creek Timber Co., Inc.	15,947	463,579
	ProLogis	26,199	170,294
	Public Storage	11,986	662,226
	Simon Property Group, Inc.	24,138	836,140
	Ventas, Inc.	13,582	307,089
	Vornado Realty Trust	13,365	444,253
			5,305,850

	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	22,428	90,385
	Forestar Real Estate Group, Inc. (a)	1	7
			90,392

	Road & Rail 0.8%
	Burlington Northern Santa Fe Corp.	26,839	1,614,366
	CSX Corp.	37,716	974,959
	Norfolk Southern Corp.	35,403	1,194,851
	Ryder System, Inc.	5,594	158,366
	Union Pacific Corp.	48,421	1,990,587
			5,933,129

	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	60,603	184,839
	Altera Corp.	28,432	498,982
	Analog Devices, Inc.	27,842	536,515
	Applied Materials, Inc.	128,280	1,379,010
	Broadcom Corp. Class A (a)	40,781	814,804
	Intel Corp.	531,799	8,003,575
	KLA-Tencor Corp.	16,145	322,900
	Linear Technology Corp.	21,200	487,176
	LSI Corp. (a)	63,712	193,685
	MEMC Electronic Materials, Inc. (a)	21,461	353,892
	Microchip Technology, Inc.	17,391	368,515
	Micron Technology, Inc. (a)	75,478	306,441
	National Semiconductor Corp.	18,652	191,556
	Novellus Systems, Inc. (a)	9,338	155,291
	NVIDIA Corp. (a)	51,350	506,311
	Teradyne, Inc. (a)	17,623	77,189
	Texas Instruments, Inc.	123,955	2,046,497
	Xilinx, Inc.	26,189	501,781
			16,928,959

	Software 3.8%
	Adobe Systems, Inc. (a)	50,766	1,085,885
	Autodesk, Inc. (a)	21,636	363,701
	BMC Software, Inc. (a)	17,928	591,624
	CA, Inc.	37,662	663,228
	Citrix Systems, Inc. (a)	17,368	393,212
	Compuware Corp. (a)	23,568	155,313
	Electronic Arts, Inc. (a)	30,680	558,069
	Intuit, Inc. (a)	30,602	826,254
	McAfee, Inc. (a)	14,595	488,932
¤	Microsoft Corp.	731,458	13,436,883
	Novell, Inc. (a)	33,731	143,694
	Oracle Corp. (a)	367,622	6,642,930
	Salesforce.com, Inc. (a)	10,032	328,347
	Symantec Corp. (a)	79,934	1,194,214
			26,872,286

	Specialty Retail 2.0%
	Abercrombie & Fitch Co. Class A	8,322	198,064
	AutoNation, Inc. (a)	11,013	152,860
	AutoZone, Inc. (a)	3,658	594,864
	Bed Bath & Beyond, Inc. (a)	24,830	614,543
	Best Buy Co., Inc.	32,296	1,225,956
	GameStop Corp. Class A (a)	15,659	438,765
	Gap, Inc. (The)	44,582	579,120
	Home Depot, Inc. (The)	162,108	3,819,264
	Limited Brands, Inc.	25,871	225,078
	Lowe's Cos., Inc.	140,138	2,557,519
	O'Reilly Automotive, Inc. (a)	12,923	452,434
	Office Depot, Inc. (a)	28,442	37,259
	RadioShack Corp.	11,959	102,489
	Sherwin-Williams Co. (The)	9,389	487,946
	Staples, Inc.	68,209	1,235,265
	Tiffany & Co.	11,771	253,783
	TJX Cos., Inc.	39,807	1,020,651
			13,995,860

	Textiles, Apparel & Luxury Goods 0.4%
	Coach, Inc. (a)	31,258	522,008
	NIKE, Inc. Class B	37,512	1,758,938
	Polo Ralph Lauren Corp.	5,379	227,263
	VF Corp.	8,420	480,866
			2,989,075

	Thrifts & Mortgage Finance 0.2%
	Guaranty Financial Group, Inc. (a)	1	1
	Hudson City Bancorp, Inc.	49,838	582,606
	Peoples United Financial	33,252	597,539
			1,180,146

	Tobacco 1.7%
	Altria Group, Inc.	197,001	3,155,956
	Lorillard, Inc.	16,070	992,162
	Philip Morris International, Inc.	192,093	6,834,669
	Reynolds American, Inc.	16,163	579,282
			11,562,069

	Trading Companies & Distributors 0.1%
	Fastenal Co.	12,355	397,275
	W.W. Grainger, Inc.	6,182	433,853
			831,128

	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	37,929	1,154,179
	Sprint Nextel Corp. (a)	273,147	975,135
			2,129,314

	Total Common Stocks (Cost $701,264,954)		663,977,520	(b)
	Principal Amount	Value
Short-Term Investments 4.9%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $81,568 (Collateralized by a United States Treasury Bill with a rate of 0.26% and a maturity date of 8/6/09, with a Principal Amount of $85,000 and a Market Value of $84,924)	$81,568	81,568
Total Repurchase Agreement (Cost $81,568)		81,568

U.S. Government 4.9%
United States Treasury Bills
0.093%, due 4/9/09 (c)	27,300,000	27,299,372
0.136%, due 4/23/09 (c)(d)	6,000,000	5,999,484
0.206%, due 7/16/09 (c)	1,000,000	999,396
Total U.S. Government (Cost $34,295,844)		34,298,252

Total Short-Term Investments (Cost $34,377,412)		34,379,820

Total Investments (Cost $735,642,366) (f)	99.8%	698,357,340
Cash and Other Assets,
Less Liabilities	0.2	1,444,922

Net Assets	100.0%	$699,802,262

	Contracts Long	Unrealized Appreciation (e)
Futures Contracts 0.6%
Standard & Poor's 500 Index Mini June 2009	875	$4,516,128

Total Futures Contracts (Settlement Value $34,772,500) (b)		$4,516,128

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.8% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2009.
(f)	At March 31, 2009, cost is $755,008,780 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$183,536,970
Gross unrealized depreciation	(240,188,410)
Net unrealized depreciation	$(56,651,440)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$663,977,520	$4,516,128
Level 2 - Other Significant Observable Inputs	34,379,820	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$698,357,340	$4,516,128

(a) Other financial instruments include futures.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

	MainStay VP Small Cap Growth Portfolio
	Portfolio of Investments March 31, 2009 unaudited
		Shares	Value
	Common Stocks 91.9%†
	Aerospace & Defense 3.0%
	Alliant Techsystems, Inc. (a)	15,900	$1,064,982
	Triumph Group, Inc.	31,600	1,207,120
			2,272,102

	Air Freight & Logistics 1.0%
	HUB Group, Inc. Class A (a)	45,600	775,200

	Biotechnology 4.5%
	Alexion Pharmaceuticals, Inc. (a)	31,700	1,193,822
	Genomic Health, Inc. (a)	9,700	236,486
	Myriad Genetics, Inc. (a)	23,200	1,054,904
	Onyx Pharmaceuticals, Inc. (a)	21,600	616,680
	United Therapeutics Corp. (a)	4,900	323,841
			3,425,733

	Capital Markets 3.0%
	Affiliated Managers Group, Inc. (a)	15,300	638,163
	optionsXpress Holdings, Inc.	111,600	1,268,892
	Stifel Financial Corp. (a)	9,900	428,769
			2,335,824

	Chemicals 1.0%
	Scotts Miracle-Gro Co. (The) Class A	22,500	780,750

	Commercial Banks 0.5%
	Signature Bank (a)	14,200	400,866

	Commercial Services & Supplies 4.4%
	Clean Harbors, Inc. (a)	10,700	513,600
	Copart, Inc. (a)	23,200	688,112
	Sykes Enterprises, Inc. (a)	72,300	1,202,349
	Waste Connections, Inc. (a)	36,600	940,620
			3,344,681

	Communications Equipment 0.6%
	Neutral Tandem, Inc. (a)	20,100	494,661

	Construction & Engineering 2.2%
¤	Quanta Services, Inc. (a)	79,800	1,711,710

	Containers & Packaging 1.4%
	Crown Holdings, Inc. (a)	48,500	1,102,405

	Distributors 1.3%
	LKQ Corp. (a)	68,300	974,641

	Diversified Consumer Services 1.4%
	Capella Education Co. (a)	20,000	1,060,000

	Diversified Telecommunication Services 1.4%
	NTELOS Holdings Corp.	59,100	1,072,074

	Electrical Equipment 0.5%
	II-VI, Inc. (a)	20,600	353,908

	Electronic Equipment & Instruments 3.8%
	Anixter International, Inc. (a)	27,800	880,704
	FLIR Systems, Inc. (a)	30,700	628,736
	Itron, Inc. (a)	17,400	823,890
	Mettler-Toledo International, Inc. (a)	11,800	605,694
			2,939,024

	Energy Equipment & Services 4.5%
	Atwood Oceanics, Inc. (a)	36,500	605,535
	Dawson Geophysical Co. (a)	15,200	205,200
	Dril-Quip, Inc. (a)	20,800	638,560
	Gulfmark Offshore, Inc. (a)	27,700	660,922
	Hornbeck Offshore Services, Inc. (a)	28,000	426,720
	Lufkin Industries, Inc.	10,600	401,528
	NATCO Group, Inc. Class A (a)	28,700	543,291
			3,481,756

	Health Care Equipment & Supplies 5.7%
	Gen-Probe, Inc. (a)	16,100	733,838
	Haemonetics Corp. (a)	12,300	677,484
¤	Immucor, Inc. (a)	58,200	1,463,730
	Masimo Corp. (a)	6,800	197,064
	Meridian Bioscience, Inc.	32,400	587,088
	NuVasive, Inc. (a)	15,600	489,528
	Wright Medical Group, Inc. (a)	14,800	192,844
			4,341,576

	Health Care Providers & Services 4.2%
	Amedisys, Inc. (a)	10,800	296,892
	Bio-Reference Laboratories, Inc. (a)	35,800	748,578
	CardioNet, Inc. (a)	21,400	600,484
	Catalyst Health Solutions, Inc. (a)	32,700	648,114
	Genoptix, Inc. (a)	18,100	493,768
	Healthspring, Inc. (a)	49,000	410,130
			3,197,966

	Hotels, Restaurants & Leisure 3.6%
	Bally Technologies, Inc. (a)	22,400	412,608
	Jack in the Box, Inc. (a)	30,600	712,674
	Panera Bread Co. Class A (a)	18,600	1,039,740
	Wendy's/Arby's Group, Inc.	115,100	578,953
			2,743,975

	Household Products 1.7%
	Church & Dwight Co., Inc.	24,500	1,279,635

	Internet & Catalog Retail 0.8%
	Priceline.com, Inc. (a)	8,100	638,118

	Internet Software & Services 4.1%
	Akamai Technologies, Inc. (a)	20,000	388,000
	Bankrate, Inc. (a)	15,800	394,210
¤	Equinix, Inc. (a)	26,600	1,493,590
	Omniture, Inc. (a)	39,800	524,962
	Vocus, Inc. (a)	24,100	320,289
			3,121,051

	IT Services 2.2%
¤	CyberSource Corp. (a)	114,400	1,694,264

	Life Sciences Tools & Services 0.7%
	ICON PLC, Sponsored ADR (a)(b)	16,800	271,320
	PAREXEL International Corp. (a)	31,300	304,549
			575,869

	Machinery 3.5%
	Actuant Corp. Class A	46,800	483,444
	Bucyrus International, Inc.	23,300	353,694
	Gardner Denver, Inc. (a)	23,200	504,368
	Kaydon Corp.	15,000	409,950
	Middleby Corp. (The) (a)	15,300	496,179
	Wabtec Corp.	16,600	437,908
			2,685,543

	Multiline Retail 2.0%
¤	Dollar Tree, Inc. (a)	33,900	1,510,245

	Oil, Gas & Consumable Fuels 1.4%
	Arena Resources, Inc. (a)	19,200	489,216
	Comstock Resources, Inc. (a)	18,900	563,220

			1,052,436

	Personal Products 2.2%
¤	Chattem, Inc. (a)	29,700	1,664,685

	Pharmaceuticals 0.7%
	Auxilium Pharmaceuticals, Inc. (a)	18,100	501,732

	Professional Services 0.7%
	FTI Consulting, Inc. (a)	11,100	549,228

	Real Estate Investment Trusts 0.5%
	Digital Realty Trust, Inc.	11,600	384,888

	Road & Rail 1.3%
	Genesee & Wyoming, Inc. Class A (a)	47,900	1,017,875

	Semiconductors & Semiconductor Equipment 2.5%
	Atheros Communications, Inc. (a)	12,100	177,386
	Hittite Microwave Corp. (a)	23,200	723,840
	Monolithic Power Systems, Inc. (a)	38,900	602,950
	Netlogic Microsystems, Inc. (a)	7,200	197,856
	Skyworks Solutions, Inc. (a)	23,800	191,828
			1,893,860

	Software 10.9%
	ANSYS, Inc. (a)	50,300	1,262,530
	Ariba, Inc. (a)	61,000	532,530
	Concur Technologies, Inc. (a)	4,300	82,517
	Informatica Corp. (a)	84,300	1,117,818
	MICROS Systems, Inc. (a)	63,000	1,181,250
	Parametric Technology Corp. (a)	37,900	378,242
¤	Quality Systems, Inc.	29,000	1,312,250
	Solera Holdings, Inc. (a)	46,400	1,149,792
¤	Sybase, Inc. (a)	44,500	1,347,905
			8,364,834

	Specialty Retail 3.8%
	Aeropostale, Inc. (a)	33,900	900,384
	Guess?, Inc.	37,300	786,284
	Gymboree Corp. (The) (a)	25,700	548,695
	PetSmart, Inc.	33,500	702,160
			2,937,523

	Textiles, Apparel & Luxury Goods 2.1%
	Phillips-Van Heusen Corp.	24,800	562,464
	Warnaco Group, Inc. (The) (a)	44,400	1,065,600
			1,628,064

	Thrifts & Mortgage Finance 0.5%
	NewAlliance Bancshares, Inc.	33,700	395,638

	Trading Companies & Distributors 0.5%
	Interline Brands, Inc. (a)	41,800	352,374

	Wireless Telecommunication Services 1.8%
¤	SBA Communications Corp. Class A (a)	60,200	1,402,660

	Total Common Stocks (Cost $94,244,119)		70,459,374

	Exchange Traded Fund 4.5% (c)
¤	iShares Russell 2000 Growth Index Fund	75,700	3,480,686

	Total Exchange Traded Fund (Cost $3,891,737)		3,480,686

	Principal Amount	Value
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $2,764,156 (Collateralized by a United States Treasury Bill with a rate of 0.13% and a maturity date of 5/28/09, with a Principal Amount of $2,820,000 and a Market Value of $2,819,436)	$2,764,152	2,764,152

Total Short-Term Investment (Cost $2,764,152)		2,764,152

Total Investments (Cost $100,900,008) (d)	100.0%	76,704,212
Cash and Other Assets,
Less Liabilities	0.0 ‡	32,693

Net Assets	100.0%	$76,736,905

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At March 31, 2009, cost is $101,226,759 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$2,004,408
Gross unrealized depreciation	(26,526,955)
Net unrealized depreciation	$(24,522,547)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$73,940,060
Level 2 - Other Significant Observable Inputs	2,764,152
Level 3 - Significant Unobservable Inputs	-
Total	$76,704,212

The Portfolio did not hold other financial instruments as of March 31, 2009.

At March 31, 2009, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Total Return Portfolio
Portfolio of Investments ††† March 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 52.5%†
	Asset-Backed Securities 2.0%
	Automobile 0.1%
	Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.656%, due 1/15/12 (a)	$215,000	$163,400

	Consumer Finance 0.3%
	Harley-Davidson Motorcycle Trust Series 2007-1, Class A3 5.22%, due 3/15/12	638,088	633,915

	Consumer Loans 0.4%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	850,000	890,381

	Credit Cards 0.7%
	Bank of America Credit Card Trust Series 2006-C4, Class C4 0.786%, due 11/15/11 (a)	195,000	190,428
	Chase Issuance Trust Series 2006-C4, Class C4 0.846%, due 1/15/14 (a)	780,000	478,387
	Citibank Credit Card Issuance Trust Series 2006-C4, Class C4 0.753%, due 1/9/12 (a)	855,000	765,122
	Murcie Lago International, Ltd. Series 2006-1X, Class A 0.75%, due 3/27/11 (a)(b)(c)	295,000	259,517
			1,693,454

	Diversified Financial Services 0.3%
	Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (d)	575,000	306,404
	Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (d)	385,000	280,191
	USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (c)(d)	120,012	107,967
			694,562

	Home Equity 0.2%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	295,000	250,147
	Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	450,000	379,962
			630,109

	Total Asset-Backed Securities (Cost $5,652,094)		4,705,821

	Convertible Bonds 4.4%
	Aerospace & Defense 0.1%
	L-3 Communications Corp. 3.00%, due 8/1/35	292,000	282,875

	Airlines 0.1%
	JetBlue Airways Corp. 3.75%, due 3/15/35	171,000	149,625

	Auto Manufacturers 0.0%‡
	Ford Motor Co. 4.25%, due 12/15/36	262,000	92,683

	Biotechnology 0.3%
	Amgen, Inc. 0.125%, due 2/1/11	247,000	231,254
	Enzon Pharmaceuticals, Inc. 4.00%, due 6/1/13	231,000	179,891
	Gilead Sciences, Inc. 0.625%, due 5/1/13	108,000	138,780
	OSI Pharmaceuticals, Inc. 3.00%, due 1/15/38	95,000	84,787
			634,712

	Coal 0.0%‡
	Peabody Energy Corp. 4.75%, due 12/15/66	128,000	90,560

	Commercial Services 0.0%‡
	Sotheby's 3.125%, due 6/15/13 (d)	135,000	87,750

	Computers 0.2%
	EMC Corp. 1.75%, due 12/1/11	526,000	529,945

	Distribution & Wholesale 0.1%
	WESCO International, Inc. 1.75%, due 11/15/26	211,000	149,283

	Diversified Financial Services 0.2%
	NASDAQ OMX Group, Inc. (The) 2.50%, due 8/15/13	587,000	495,281

	Electrical Components & Equipment 0.1%
	General Cable Corp. 0.875%, due 11/15/13	206,000	144,973

	Electronics 0.3%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	323,000	384,774
	Itron, Inc. 2.50%, due 8/1/26	122,000	121,847
	TTM Technologies, Inc. 3.25%, due 5/15/15	201,000	127,886
			634,507

	Energy - Alternate Sources 0.2%
	Covanta Holding Corp. 1.00%, due 2/1/27	637,000	503,230

	Entertainment 0.1%
	Lions Gate Entertainment Corp.
	2.938%, due 10/15/24	41,000	30,494
	3.625%, due 3/15/25	197,000	141,101
			171,595

	Environmental Controls 0.1%
	Waste Connections, Inc. 3.75%, due 4/1/26	231,000	239,085

	Food 0.2%
	Great Atlantic & Pacific Tea Co.
	5.125%, due 6/15/11	60,000	33,900
	6.75%, due 12/15/12	238,000	122,868
	Spartan Stores, Inc. 3.375%, due 5/15/27	390,000	234,487
			391,255

	Health Care - Products 0.2%
	Medtronic, Inc. 1.625%, due 4/15/13	694,000	616,792

	Insurance 0.0%‡
	Conseco, Inc. 3.50%, due 9/30/35 (zero coupon), beginning 9/30/10	15,000	3,525

	Media 0.0%‡
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (d)	132,000	67,155

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	64,000	84,880

	Miscellaneous - Manufacturing 0.1%
	Eastman Kodak Co. 3.375%, due 10/15/33	190,000	147,250
	Ingersoll-Rand Co. 4.50%, due 4/15/12	38,000	38,000
			185,250

	Oil & Gas 0.9%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	506,000	335,225
	Nabors Industries, Inc. 0.94%, due 5/15/11	500,000	445,000
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	315,000	224,831
	Transocean, Inc.
	Series C 1.50%, due 12/15/37	824,000	678,770
	Series A 1.625%, due 12/15/37	425,000	392,594
			2,076,420

	Oil & Gas Services 0.2%
	Cameron International Corp. 2.50%, due 6/15/26	122,000	126,270
	Schlumberger, Ltd. Series B 2.125%, due 6/1/23	279,000	348,750
			475,020

	Pharmaceuticals 0.4%
	ALZA Corp. (zero coupon), due 7/28/20	523,000	448,472
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	548,000	597,320
			1,045,792

	Real Estate Investment Trusts 0.0%‡
	Macerich Co. (The) 3.25%, due 3/15/12 (d)	118,000	55,608

	Retail 0.1%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	114,000	120,413
	TJX Cos., Inc. (zero coupon), due 2/13/21	84,000	76,440
			196,853

	Semiconductors 0.1%
	Microchip Technology, Inc. 2.125%, due 12/15/37	177,000	127,882
	ON Semiconductor Corp. 2.625%, due 12/15/26	150,000	106,688
	Teradyne, Inc. 4.50%, due 3/15/14	47,000	47,000
			281,570

	Software 0.2%
	Sybase, Inc. 1.75%, due 2/22/25	244,000	310,490
	SYNNEX Corp. 4.00%, due 5/15/18 (d)	93,000	81,026
			391,516

	Telecommunications 0.2%
	Anixter International, Inc. 1.00%, due 2/15/13	291,000	221,887
	SBA Communications Corp. 1.875%, due 5/1/13 (d)	319,000	256,795
			478,682

	Total Convertible Bonds (Cost $13,012,521)		10,556,422

	Corporate Bonds 11.6%
	Advertising 0.0%‡
	Lamar Media Corp. 6.625%, due 8/15/15	50,000	36,500

	Agriculture 0.1%
	Cargill, Inc. 4.375%, due 6/1/13 (d)	300,000	282,471
	Reynolds American, Inc. 7.625%, due 6/1/16	24,000	21,248
			303,719

	Airlines 0.0%‡
	Delta Air Lines, Inc. (Escrow Shares)
	2.875%, due 2/6/24 (f)	35,000	254
	2.875%, due 2/18/24 (d)(f)	20,000	145
	8.00%, due 6/3/23 (f)	60,000	435
	8.30%, due 12/15/29 (f)	15,000	92
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (f)	28,100	140
	8.875%, due 6/1/49 (f)	20,000	50
	10.00%, due 2/1/09 (f)	11,900	30
			1,146

	Auto Parts & Equipment 0.1%
	FleetPride Corp. 11.50%, due 10/1/14 (d)	95,000	79,800
	Goodyear Tire & Rubber Co. (The) 8.625%, due 12/1/11	45,000	37,350
	Lear Corp.
	Series B 8.50%, due 12/1/13	37,000	8,325
	8.75%, due 12/1/16	42,000	8,610
	Tenneco Automotive, Inc. 8.625%, due 11/15/14	50,000	9,250
			143,335

	Banks 2.6%
	Bank of America N.A. 1.70%, due 12/23/10 (g)	815,000	820,349
	GMAC LLC 8.00%, due 11/1/31 (d)	128,000	61,588
	HSBC USA, Inc. 3.125%, due 12/16/11 (g)	1,290,000	1,333,109
	PNC Funding Corp. 2.30%, due 6/22/12 (g)	1,495,000	1,509,397
	Regions Bank 3.25%, due 12/9/11 (g)	1,080,000	1,123,948
	Sovereign Bank 2.75%, due 1/17/12 (g)	1,175,000	1,198,015
	USB Capital IX 6.189%, due 4/15/49 (a)	135,000	53,325
	Wachovia Corp. 5.50%, due 5/1/13	200,000	184,411
			6,284,142

	Beverages 0.0%‡
	Constellation Brands, Inc. 7.25%, due 5/15/17	65,000	61,750

	Building Materials 0.2%
	USG Corp. 6.30%, due 11/15/16	630,000	346,500

	Chemicals 0.1%
	Equistar Chemicals, L.P. 7.55%, due 2/15/26 (f)	55,000	5,500
	MacDermid, Inc. 9.50%, due 4/15/17 (d)	45,000	15,525
	Millennium America, Inc. 7.625%, due 11/15/26 (f)	75,000	750
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14 (d)	50,000	49,000
	7.625%, due 12/1/16 (d)	65,000	63,700
	Phibro Animal Health Corp. 10.00%, due 8/1/13 (d)	55,000	44,000
	Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (f)	65,000	8,613
			187,088

	Coal 0.1%
	Peabody Energy Corp.
	7.375%, due 11/1/16	45,000	44,550
	7.875%, due 11/1/26	75,000	66,938
			111,488

	Commercial Services 0.0%‡
	Cardtronics, Inc. 9.25%, due 8/15/13	75,000	48,000
	Service Corp. International 7.625%, due 10/1/18	35,000	30,100
			78,100

	Diversified Financial Services 3.1%
	AmeriCredit Corp. 8.50%, due 7/1/15	65,000	55,900
	Caterpillar Financial Services Corp. 6.125%, due 2/17/14	820,000	796,320
	General Electric Capital Corp.
	3.00%, due 12/9/11 (g)	1,010,000	1,039,936
	6.875%, due 1/10/39	540,000	440,419
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	180,000	116,789
	HSBC Finance Corp. 4.75%, due 4/15/10	520,000	487,010
	John Deere Capital Corp. 2.875%, due 6/19/12 (g)	1,665,000	1,707,599
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (g)	1,770,000	1,778,535
	LaBranche & Co., Inc. 11.00%, due 5/15/12	30,000	27,038
	Merrill Lynch & Co., Inc. 6.05%, due 8/15/12	300,000	257,417
	Morgan Stanley 6.75%, due 4/15/11	700,000	700,539
			7,407,502

	Electric 0.1%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	72,185	65,689
	NRG Energy, Inc.
	7.25%, due 2/1/14	10,000	9,400
	7.375%, due 2/1/16	20,000	18,600
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	60,000	54,000
	Reliant Energy, Inc.
	7.625%, due 6/15/14	20,000	16,200
	7.875%, due 6/15/17	135,000	106,650
			270,539

	Electrical Components & Equipment 0.0%‡
	Belden, Inc. 7.00%, due 3/15/17	60,000	49,200

	Entertainment 0.2%
	Gaylord Entertainment Co.
	6.75%, due 11/15/14	30,000	18,450
	8.00%, due 11/15/13	20,000	13,200
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	45,000	26,663
	Mohegan Tribal Gaming Authority 6.375%, due 7/15/09	70,000	57,400
	Penn National Gaming, Inc. 6.75%, due 3/1/15	120,000	102,000
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	115,000	96,312
	Vail Resorts, Inc. 6.75%, due 2/15/14	115,000	98,900
			412,925

	Environmental Controls 0.0%‡
	Geo Sub Corp. 11.00%, due 5/15/12	55,000	39,188

	Finance - Auto Loans 0.0%‡
	Ford Motor Credit Co. LLC 7.375%, due 10/28/09	45,000	40,358

	Finance - Other Services 0.1%
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	165,000	131,175
	8.125%, due 6/1/12	195,000	165,750
			296,925

	Food 0.0%‡
	Stater Brothers Holdings 7.75%, due 4/15/15	16,000	15,360

	Forest Products & Paper 0.1%
	Bowater, Inc. 9.375%, due 12/15/21	165,000	14,850
	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (d)	100,000	93,500
	7.125%, due 1/15/17 (d)	200,000	185,000
	8.00%, due 1/15/24	15,000	11,925
	8.875%, due 5/15/31	20,000	16,000
			321,275

	Hand & Machine Tools 0.0%‡
	Baldor Electric Co. 8.625%, due 2/15/17	60,000	47,550

	Health Care - Products 0.1%
	Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15	95,000	22,800
	Cooper Cos., Inc. (The) 7.125%, due 2/15/15	45,000	40,613
	Invacare Corp. 9.75%, due 2/15/15	70,000	67,375
	Universal Hospital Services, Inc.
	5.943%, due 6/1/15 (a)	30,000	21,750
	8.50%, due 6/1/15 (h)	30,000	26,700
	VWR Funding, Inc. Series B 10.25%, due 7/15/15 (h)	60,000	40,800
			220,038

	Health Care - Services 0.7%
	Alliance Imaging, Inc. 7.25%, due 12/15/12	25,000	24,000
	Community Health Systems, Inc. 8.875%, due 7/15/15	145,000	137,025
	HCA, Inc. 8.75%, due 9/1/10	85,000	84,575
	Highmark, Inc. 6.80%, due 8/15/13 (c)(d)	835,000	794,305
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	60,000	54,150
	Roche Holdings, Inc. 6.00%, due 3/1/19 (d)	500,000	514,630
			1,608,685

	Holding Company - Diversified 0.0%‡
	Susser Holdings LLC 10.625%, due 12/15/13	40,000	38,800

	Household Products & Wares 0.0%‡
	Jarden Corp. 7.50%, due 5/1/17	45,000	36,225
	Libbey Glass, Inc. 9.568%, due 6/1/11 (a)	50,000	22,500
			58,725

	Insurance 0.1%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	140,000	109,200
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (d)	125,000	79,062
	USI Holdings Corp.
	5.113%, due 11/15/14 (a)(d)	25,000	11,750
	9.75%, due 5/15/15 (d)	65,000	29,250
			229,262

	Lodging 0.1%
	Boyd Gaming Corp. 7.75%, due 12/15/12	110,000	88,550
	MTR Gaming Group, Inc.
	Series B 9.00%, due 6/1/12	15,000	7,200
	9.75%, due 4/1/10	40,000	30,000
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.82%, due 3/15/14 (a)(d)	55,000	28,600
			154,350

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 6.05%, due 8/15/36	200,000	171,590

	Media 0.8%
	Houghton Mifflin Harcourt Publishing Co. 7.20%, due 3/15/11	70,000	60,112
	ION Media Networks, Inc.
	4.344%, due 1/15/12 (a)(d)	10,000	1,700
	7.344%, due 1/15/13 (a)(d)(h)	23,396	211
	Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	49,000	2,266
	News America Holdings, Inc. 8.00%, due 10/17/16	455,000	459,004
	Rainbow National Services LLC 8.75%, due 9/1/12 (d)	50,000	50,000
	Time Warner Cable, Inc. 8.25%, due 2/14/14	680,000	710,805
	Time Warner Entertainment Co., L.P. 10.15%, due 5/1/12	620,000	669,129
	Ziff Davis Media, Inc. 8.875%, due 7/15/11 (a)(b)(c)	11,849	7,109
	Ziff Davis Media, Inc. (Escrow Shares) (zero coupon), due 5/1/12 (b)(c)	45,000	2,299
			1,962,635

	Metal Fabricate & Hardware 0.0%‡
	Mueller Water Products, Inc. 7.375%, due 6/1/17	60,000	30,900
	Neenah Foundary Co. 9.50%, due 1/1/17	85,000	22,525
			53,425

	Mining 0.3%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	246,528
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	35,000	33,512
	8.375%, due 4/1/17	75,000	70,125
	Vulcan Materials Co. 6.30%, due 6/15/13	400,000	390,812
			740,977

	Miscellaneous - Manufacturing 0.1%
	Actuant Corp. 6.875%, due 6/15/17	55,000	46,613
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	75,000	60,750
			107,363

	Oil & Gas 0.2%
	Chaparral Energy, Inc. 8.50%, due 12/1/15	90,000	31,050
	Chesapeake Energy Corp. 6.50%, due 8/15/17	95,000	77,425
	Forest Oil Corp.
	7.25%, due 6/15/19	90,000	71,100
	8.00%, due 12/15/11	55,000	52,800
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (d)	35,000	25,900
	Newfield Exploration Co. 6.625%, due 4/15/16	70,000	62,650
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	75,000	53,625
	Pride International, Inc. 7.375%, due 7/15/14	35,000	34,475
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	55,000	46,750
	Stone Energy Corp. 6.75%, due 12/15/14	50,000	19,750
	Whiting Petroleum Corp. 7.00%, due 2/1/14	85,000	63,750
			539,275

	Oil & Gas Services 0.1%
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17	29,000	12,543
	9.00%, due 1/15/14	30,000	13,950
	Complete Production Services, Inc. 8.00%, due 12/15/16	110,000	69,850
			96,343

	Pharmaceuticals 0.8%
	Medco Health Solutions, Inc. 7.25%, due 8/15/13	935,000	969,071
	NBTY, Inc. 7.125%, due 10/1/15	45,000	36,675
	Pfizer, Inc. 6.20%, due 3/15/19	810,000	863,232
			1,868,978

	Pipelines 0.2%
	ANR Pipeline Co. 9.625%, due 11/1/21	40,000	47,985
	Copano Energy LLC 8.125%, due 3/1/16	45,000	38,025
	El Paso Natural Gas Co. 7.50%, due 11/15/26	65,000	56,609
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B 6.875%, due 11/1/14	60,000	42,300
	8.50%, due 7/15/16	15,000	10,725
	Nustar Logistics 7.65%, due 4/15/18	175,000	144,209
			339,853

	Real Estate Investment Trusts 0.3%
	Health Care Property Investors, Inc. 6.00%, due 1/30/17	585,000	393,656
	Host Marriott, L.P.
	6.375%, due 3/15/15	85,000	62,900
	Series Q 6.75%, due 6/1/16	35,000	25,550
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	70,000	64,400
	Vornado Realty Trust 3.625%, due 11/15/26	313,000	245,705
			792,211

	Retail 0.1%
	CVS Caremark Corp. 5.789%, due 1/10/26 (d)	64,545	49,553
	Home Depot, Inc. 5.40%, due 3/1/16	265,000	238,209
	Rite Aid Corp.
	8.625%, due 3/1/15	87,000	19,575
	9.375%, due 12/15/15	45,000	10,406
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	10,000	8,350
			326,093

	Telecommunications 0.6%
	AT&T, Inc. 6.55%, due 2/15/39	440,000	399,072
	GCI, Inc. 7.25%, due 2/15/14	45,000	39,375
	iPCS, Inc. 3.295%, due 5/1/13 (a)	20,000	15,000
	Lucent Technologies, Inc.
	6.45%, due 3/15/29	305,000	115,900
	6.50%, due 1/15/28	65,000	24,700
	PAETEC Holding Corp. 9.50%, due 7/15/15	45,000	31,500
	Qwest Communications International, Inc. 7.25%, due 2/15/11	35,000	33,775
	Qwest Corp.
	7.125%, due 11/15/43	15,000	9,225
	7.25%, due 9/15/25	30,000	19,800
	7.50%, due 10/1/14	95,000	86,450
	8.875%, due 3/15/12	20,000	19,750
	Verizon Communications, Inc. 8.75%, due 11/1/18	540,000	617,857
			1,412,404

	Textiles 0.0%‡
	INVISTA 9.25%, due 5/1/12 (d)	75,000	67,125

	Transportation 0.2%
	Atlantic Express Transportation Corp. 11.626%, due 4/15/12 (a)	20,000	7,600
	Union Pacific Corp. 6.125%, due 1/15/12	375,000	389,215
			396,815

	Trucking & Leasing 0.0%‡
	Greenbrier Cos., Inc. 8.375%, due 5/15/15	25,000	9,906

	Total Corporate Bonds (Cost $30,731,226)		27,649,443

	Loan Assignments & Participations 0.2% (i)
	Buildings & Real Estate 0.0%‡
	LNR Property Corp. Initial Tranche B Term Loan 4.00%, due 7/12/11	123,200	64,988

	Healthcare, Education & Childcare 0.2%
	Community Health Systems, Inc. New Loan Term B 3.441%, due 7/25/14	125,732	108,443
	HCA, Inc. Term Loan B 3.47%, due 11/18/13	157,742	134,002
	Talecris Biotherapeutics, Inc. 2nd Lien Term Loan 7.74%, due 12/6/14	100,000	85,500
			327,945

	Leisure, Amusement, Motion Pictures & Entertainment 0.0%‡
	Town Sports International, Inc. Term Loan 2.375%, due 2/27/14	98,000	49,000

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 7/14/13 (b)(c)	42,605	8,734

	Retail Store 0.0%‡
	Toys 'R' Us (Delaware), Inc. Term Loan 5.545%, due 1/19/13 (b)	100,000	45,100

	Total Loan Assignments & Participations (Cost $819,424)		495,767

	Mortgage-Backed Securities 1.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	805,000	759,042
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.752%, due 12/25/36 (a)(c)(d)	237,786	140,124
	Commercial Mortgage Loan Trust 6.02%, due 12/10/49	715,000	418,603
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	480,000	326,148
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.799%, due 8/10/45	580,000	395,817
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2 3.246%, due 3/15/29	219,357	219,057
	Series 2004-C7, Class A1 3.625%, due 10/15/29	157,580	156,832
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.84%, due 2/25/42 (a)(b)(c)(d)	506,114	477,266
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)(d)	160,000	118,082
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1 3.477%, due 8/15/41	21,400	21,326
	Series 2007-C33, Class A4 5.903%, due 2/15/51	715,000	438,706
	Total Mortgage-Backed Securities (Cost $4,323,769)		3,471,003

	Municipal Bonds 0.3%
	Texas 0.2%
	Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23	395,000	394,984

	West Virginia 0.1%
	Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	465,000	241,893
	Total Municipal Bonds (Cost $860,000)		636,877

	U.S. Government & Federal Agencies 28.6%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	327,739	334,242

	Federal Home Loan Bank 0.5%
	5.00%, due 11/17/17	1,050,000	1,147,248

	Federal Home Loan Mortgage Corporation 0.3%
	5.75%, due 6/27/16	630,000	656,685

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.0%
	3.00%, due 8/1/10	232,812	231,741
	4.287%, due 3/1/35 (a)	638,297	652,416
	5.00%, due 8/1/33	484,412	501,617
	5.00%, due 10/1/35	886,138	916,227
	5.029%, due 6/1/35 (a)	808,729	831,181
	5.50%, due 1/1/21	1,394,500	1,456,701
	5.50%, due 2/1/33	313,322	326,604
	5.50%, due 7/1/34	1,722,232	1,794,704
	5.50%, due 11/1/35	951,533	989,492
	5.50%, due 1/1/36	2,195,226	2,282,799
	5.50%, due 9/1/36	313,479	325,642
	6.00%, due 3/1/36	937,983	982,144
	6.50%, due 4/1/37	651,369	687,476
			11,978,744

¤	Federal National Mortgage Association 1.1%
	4.625%, due 5/1/13	1,990,000	2,034,457
	5.125%, due 1/2/14	545,000	563,263
			2,597,720

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.7%
	4.50%, due 4/1/18	450,289	466,931
	4.50%, due 7/1/18	1,526,365	1,582,777
	4.50%, due 9/1/20	625,718	646,497
	4.50%, due 6/1/23	1,928,092	1,987,493
	5.00%, due 9/1/20	263,700	274,435
	5.00%, due 10/1/20	262,998	273,705
	5.00%, due 12/1/20	1,326,732	1,380,741
	5.00%, due 3/31/34 TBA (j)	370,000	380,753
	5.00%, due 7/1/35	417,118	431,359
	5.50%, due 2/1/17	1,574,574	1,653,171
	5.50%, due 4/1/21	1,558,465	1,629,440
	5.50%, due 6/1/21	2,374,660	2,479,838
	5.50%, due 11/1/33	1,450,756	1,512,072
	5.50%, due 12/1/33	915,378	954,067
	5.50%, due 6/1/34	1,071,960	1,115,927
	5.50%, due 7/1/37	1,235,825	1,283,934
	5.50%, due 10/1/38	4,388,927	4,564,827
	6.00%, due 1/1/33	457,680	480,801
	6.00%, due 3/1/33	485,706	509,939
	6.00%, due 9/1/34	624,258	654,624
	6.00%, due 9/1/35	1,983,389	2,084,993
	6.00%, due 10/1/35	1,466,951	1,535,556
	6.00%, due 6/1/36	1,121,246	1,173,159
	6.00%, due 4/1/37	945,630	983,944
	6.00%, due 12/1/38	1,152,520	1,205,095
	6.50%, due 6/1/31	182,653	194,095
	6.50%, due 8/1/31	160,536	170,594
	6.50%, due 10/1/31	229,607	243,991
	6.50%, due 2/1/37	650,109	685,619
			32,540,377

	Freddie Mac (Collateralized Mortgage Obligation) 0.2%
	Series 2632, Class NH 3.50%, due 6/15/13	468,349	471,750

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.3%
	Series R001, Class AE 4.375%, due 4/15/15	649,996	661,654

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.0%
	6.00%, due 4/15/29	369,220	388,220
	6.00%, due 8/15/32	728,077	763,946
	6.00%, due 3/31/36 TBA (j)	1,070,000	1,117,816
	6.50%, due 3/31/34 TBA (j)	2,470,000	2,591,183
			4,861,165

¤	United States Treasury Bonds 2.7%
	4.50%, due 5/15/38	1,855,000	2,165,713
	6.25%, due 8/15/23	1,130,000	1,486,656
	6.25%, due 5/15/30	1,780,000	2,470,305
	6.875%, due 8/15/25	220,000	315,356
			6,438,030

¤	United States Treasury Notes 2.4%
	1.875%, due 2/28/14	1,815,000	1,834,856
	2.75%, due 2/15/19	2,100,000	2,111,487
	4.00%, due 8/15/18	770,000	855,663
	4.75%, due 8/15/17	2,000	2,339
	4.875%, due 8/15/16	775,000	911,897
			5,716,242

	United States Treasury Strip Principal 0.3%
	(zero coupon), due 8/15/28	1,485,000	712,108

	Total U.S. Government & Federal Agencies (Cost $65,820,104)		68,115,965

	Yankee Bonds 3.9% (k)
	Banks 0.0%‡
	ATF Capital B.V. 9.25%, due 2/21/14 (d)	155,000	63,550

	Beverages 0.3%
	Coca-Cola HBC Finance B.V. 5.125%, due 9/17/13	245,000	250,817
	Companhia Brasileira de Bebidas 10.50%, due 12/15/11	375,000	422,250
			673,067

	Biotechnology 0.1%
	FMC Finance III S.A. 6.875%, due 7/15/17	145,000	141,738

	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)(f)	440,000	30,800

	Coal 0.0%‡
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	120,000	73,488

	Commercial Services 0.0%‡
	Quebecor World, Inc. 9.75%, due 1/15/15 (d)(f)	70,000	2,450

	Electric 0.3%
	Electricite de France 6.95%, due 1/26/39 (d)	140,000	138,763
	Intergen N.V. 9.00%, due 6/30/17 (d)	140,000	126,700
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (d)	360,000	373,656
			639,119

	Electronics 0.0%‡
	NXP B.V./NXP Funding LLC 7.875%, due 10/15/14	220,000	51,150

	Foreign Sovereign 0.8%
	Israel Government AID Bond 5.50%, due 12/4/23	1,040,000	1,171,526
	Republic of Panama 9.375%, due 4/1/29	555,000	609,112
	Republic of Venezuela 6.00%, due 12/9/20	217,000	93,744
			1,874,382

	Forest Products & Paper 0.0%‡
	Bowater Canada Finance 7.95%, due 11/15/11	10,000	900
	Catalyst Paper Corp. 7.375%, due 3/1/14	65,000	23,075
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	120,000	67,800
			91,775

	Health Care - Products 0.2%
	Covidien International Finance S.A. 6.00%, due 10/15/17	375,000	380,335

	Holding Company - Diversified 0.2%
	Hutchison Whampoa International, Ltd. 6.50%, due 2/13/13 (d)	485,000	491,903

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	15,000	13,219
	8.30%, due 4/15/26	10,000	7,500
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	250,000	236,210
			256,929

	Media 0.5%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	435,000	472,470
	BSKYB Finance UK PLC 6.50%, due 10/15/35 (d)	760,000	542,077
	CanWest MediaWorks, L.P. 9.25%, due 8/1/15 (d)	80,000	5,600
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,000	7,600
	Videotron, Ltee 6.375%, due 12/15/15	50,000	45,313
			1,073,060

	Miscellaneous - Manufacturing 0.5%
	Siemens Financieringsmaatschappij N.V. 5.75%, due 10/17/16 (d)	1,200,000	1,215,620

	Oil & Gas 0.6%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	150,000
	Gazprom International S.A. 7.201%, due 2/1/20 (d)	375,528	327,648
	Shell International Finance B.V. 6.375%, due 12/15/38	715,000	752,912
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	285,000	206,625
			1,437,185

	Pharmaceuticals 0.0%‡
	Angiotech Pharmaceuticals, Inc. 5.011%, due 12/1/13 (a)	40,000	26,000

	Telecommunications 0.3%
	Millicom International Cellular S.A. 10.00%, due 12/1/13	60,000	58,650
	Nortel Networks, Ltd. 10.75%, due 7/15/16 (f)	45,000	8,550
	Rogers Wireless, Inc. 9.625%, due 5/1/11	145,000	150,986
	Satelites Mexicanos S.A. de C.V. 10.209%, due 11/30/11 (a)	55,000	31,900
	Telecom Italia Capital S.A. 4.875%, due 10/1/10	525,000	513,699
			763,785

	Transportation 0.0%‡
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	20,000	15,800

	Total Yankee Bonds (Cost $10,597,330)		9,302,136

	Total Long-Term Bonds (Cost $131,816,468)		124,933,434

		Shares	Value
	Common Stocks 43.9%
	Aerospace & Defense 1.5%
	Cobham PLC	42,653	105,143
	L-3 Communications Holdings, Inc.	13,000	881,400
	Northrop Grumman Corp.	13,300	580,412
	Rolls-Royce Group PLC (l)	17,300	72,979
¤	United Technologies Corp.	46,100	1,981,378
			3,621,312

	Apparel 0.0%‡
	Esprit Holdings, Ltd.	10,000	50,964

	Auto Parts & Equipment 0.2%
	FedEx Corp.	8,700	387,063

	Banks 1.1%
	Bank of America Corp.	82,100	559,922
	Bank of New York Mellon Corp. (The)	20,585	581,526
	Capital One Financial Corp.	22,500	275,400
	DBS Group Holdings, Ltd.	18,300	101,670
	PNC Financial Services Group, Inc.	8,700	254,823
	Svenska Handelsbanken Class A	3,800	53,861
	U.S. Bancorp	23,100	337,491
	Wells Fargo & Co.	35,600	506,944
			2,671,637

	Beverages 1.4%
	Chattem, Inc. (l)	2,900	162,545
	Coca-Cola Co. (The)	26,300	1,155,885
	Diageo PLC	6,000	67,711
	Hansen Natural Corp. (l)	15,000	540,000
	PepsiCo, Inc.	26,500	1,364,220
			3,290,361

	Biotechnology 1.2%
	Amgen, Inc. (l)	8,700	430,824
	Celgene Corp. (l)	19,100	848,040
	Gilead Sciences, Inc. (l)	32,800	1,519,296
			2,798,160

	Building Materials 0.0%‡
	Geberit A.G.	686	61,651

	Capital Markets 0.1%
	Affiliated Managers Group, Inc. (l)	8,300	346,193
	UBS A.G. (l)	2,000	18,868
			365,061

	Chemicals 1.4%
	E.I. du Pont de Nemours & Co.	25,000	558,250
	Monsanto Co.	12,600	1,047,060
	Praxair, Inc.	25,100	1,688,979
			3,294,289

	Commercial Services 0.4%
	Alliance Data Systems Corp. (l)	13,900	513,605
	Iron Mountain, Inc. (l)	23,100	512,127
	Michael Page International PLC	1,800	4,746
			1,030,478

	Computers 3.3%
	Apple, Inc. (l)	15,000	1,576,800
	EMC Corp. (l)	60,797	693,086
	Hewlett-Packard Co.	46,700	1,497,202
	Indra Sistemas S.A.	2,500	48,228
¤	International Business Machines Corp.	29,300	2,838,877
	Logitech International S.A. (l)	25,000	257,000
	OBIC Co., Ltd.	590	73,314
	Research In Motion, Ltd. (l)	20,700	891,549
			7,876,056

	Cosmetics & Personal Care 1.0%
	Avon Products, Inc.	30,100	578,823
	Beiersdorf A.G.	2,310	103,704
	Colgate-Palmolive Co.	16,500	973,170
	Procter & Gamble Co. (The)	17,000	800,530
			2,456,227

	Distribution & Wholesale 0.2%
	LKQ Corp. (l)	29,700	423,819

	Diversified Financial Services 1.0%
	Deutsche Boerse A.G.	775	46,726
	Goldman Sachs Group, Inc. (The)	12,200	1,293,444
	ICAP PLC	5,700	24,884
	JPMorgan Chase & Co.	39,984	1,062,775
	MLP A.G.	200	2,099
			2,429,928

	Electric 0.6%
	EDF S.A.	1,200	47,088
	FirstEnergy Corp.	7,400	285,640
	NRG Energy, Inc. (l)	34,400	605,440
	Scottish & Southern Energy PLC	10,800	171,855
	Terna S.p.A.	87,700	273,235
			1,383,258

	Electronics 1.3%
	Amphenol Corp. Class A	48,600	1,384,614
	Avnet, Inc. (l)	10,800	189,108
	HOYA Pentax HD Corp.	500	9,749
	Thermo Fisher Scientific, Inc. (l)	41,200	1,469,604
	Venture Corp., Ltd.	11,900	39,433
			3,092,508

	Entertainment 0.1%
	OPAP S.A.	6,450	169,847
	Sankyo Co., Ltd.	1,100	47,451
			217,298

	Food 1.5%
	General Mills, Inc.	20,900	1,042,492
	Kroger Co. (The)	65,100	1,381,422
	Nestle S.A. Registered	11,100	375,233
	Nissin Foods Holdings Co., Ltd.	5,500	161,136
	Tesco PLC	81,000	387,487
	Unilever N.V., CVA	6,400	126,270
			3,474,040

	Gas 0.3%
	Enagas	20,300	287,776
	Snam Rete Gas S.p.A.	95,355	511,822
	Tokyo Gas Co., Ltd.	11,800	41,128
			840,726

	Health Care - Products 2.3%
	Alcon, Inc.	2,960	269,094
	Baxter International, Inc.	13,700	701,714
	Becton, Dickinson & Co.	15,900	1,069,116
	C.R. Bard, Inc.	11,600	924,752
	Johnson & Johnson	18,800	988,880
	St. Jude Medical, Inc. (l)	35,000	1,271,550
	Synthes, Inc.	300	33,418
	Terumo Corp.	3,500	128,353
			5,386,877

	Health Care - Services 0.2%
	Covance, Inc. (l)	8,700	309,981
	UnitedHealth Group, Inc.	6,900	144,417
			454,398

	Household Products & Wares 0.2%
	Kimberly-Clark Corp.	10,700	493,377

	Insurance 0.5%
	Hannover Rueckversicherung A.G.	5,570	177,607
	MetLife, Inc.	31,600	719,532
	Prudential Financial, Inc.	10,100	192,102
	Sampo OYJ	5,300	78,302
	St James's Place PLC	9,800	23,483
			1,191,026

	Internet 1.1%
	Akamai Technologies, Inc. (l)	29,800	578,120
	Equinix, Inc. (l)	18,100	1,016,315
	Google, Inc. Class A (l)	2,700	939,762
	Trend Micro, Inc.	500	13,992
			2,548,189

	Investment Company 0.0%‡
	Man Group PLC	27,900	87,471

	Iron & Steel 0.1%
	Nucor Corp.	5,650	215,660

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (b)(c)	2,893	29

	Machinery - Construction & Mining 0.1%
	Atlas Copco AB	4,200	31,553
	Caterpillar, Inc.	5,700	159,372
			190,925

	Machinery - Diversified 0.5%
	Rockwell Automation, Inc.	12,600	275,184
	Roper Industries, Inc.	21,700	921,165
			1,196,349

	Media 1.0%
	Cablevision Systems Corp. Class A	14,500	187,630
	Comcast Corp. Class A	37,500	511,500
	DIRECTV Group, Inc. (The) (l)	29,900	681,421
	MediaSet S.p.A.	5,260	23,464
	Nippon Television Network Corp.	200	18,629
	Reed Elsevier N.V.	10,083	108,028
	Singapore Press Holdings, Ltd.	11,100	18,464
	Societe Television Francaise 1	735	5,762
	Walt Disney Co. (The)	41,900	760,904
			2,315,802

	Metal Fabricate & Hardware 0.5%
	MISUMI Group, Inc.	1,800	21,585
	Precision Castparts Corp.	19,500	1,168,050
			1,189,635

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc. Class B	8,000	304,880

	Miscellaneous - Manufacturing 1.4%
	3M Co.	7,200	357,984
	Danaher Corp.	21,900	1,187,418
	General Electric Co.	44,900	453,939
	Honeywell International, Inc.	26,000	724,360
	Illinois Tool Works, Inc.	14,100	434,985
	Siemens A.G.	1,431	81,772
			3,240,458

	Office & Business Equipment 0.1%
	Canon, Inc.	3,800	108,259
	Neopost S.A.	1,545	119,887
			228,146

	Oil & Gas 2.1%
	Apache Corp.	3,900	249,951
	BP PLC, Sponsored ADR (m)	8,140	326,414
	Chevron Corp.	19,400	1,304,456
	ConocoPhillips	17,500	685,300
	Devon Energy Corp.	5,900	263,671
	ENI S.p.A., Sponsored ADR (m)	100	3,832
	ENI S.p.A.	6,600	128,199
	Hess Corp.	8,200	444,440
	Royal Dutch Shell PLC Class A, ADR (m)	4,160	184,288
	StatoilHydro ASA	1,600	28,309
	Suncor Energy, Inc.	11,600	257,636
	Total S.A.	3,300	164,085
	Transocean, Ltd. (l)	7,900	464,836
	XTO Energy, Inc.	17,925	548,864
			5,054,281

	Oil & Gas Services 1.3%
	Baker Hughes, Inc.	18,700	533,885
	Cameron International Corp. (l)	33,700	739,041
	Halliburton Co.	19,500	301,665
	National Oilwell Varco, Inc. (l)	31,200	895,752
	Schlumberger, Ltd.	9,900	402,138
	Smith International, Inc.	11,200	240,576
			3,113,057

	Packaging & Containers 0.2%
	Crown Holdings, Inc. (l)	24,100	547,793

	Pharmaceuticals 2.9%
	Abbott Laboratories	24,600	1,173,420
	Actelion, Ltd. Registered (l)	1,100	50,202
	Astellas Pharma, Inc.	6,000	183,058
	Bristol-Myers Squibb Co.	27,200	596,224
	Cardinal Health, Inc.	14,800	465,904
	GlaxoSmithKline PLC	600	9,362
	GlaxoSmithKline PLC, Sponsored ADR (m)	1,800	55,926
	Ipsen S.A.	500	19,258
	Medco Health Solutions, Inc. (l)	32,300	1,335,282
	Novartis A.G., ADR (m)	2,600	98,358
	Novartis A.G. Registered	5,900	223,291
	Novo-Nordisk A/S Class B	940	45,019
	Ono Pharmaceutical Co., Ltd.	600	26,125
	Pfizer, Inc.	28,800	392,256
	Roche Holding A.G., Genusscheine	3,560	488,511
	Santen Pharmaceutical Co., Ltd.	2,100	58,130
	Shire PLC	2,400	29,719
	Shire, Ltd., ADR (m)	1,600	57,504
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (m)	10,600	477,530
	United Therapeutics Corp. (l)	4,100	270,969
	Wyeth	20,800	895,232
			6,951,280

	Pipelines 0.2%
	Williams Cos., Inc.	34,400	391,472

	Retail 5.4%
	AutoZone, Inc. (l)	3,800	617,956
	CVS Caremark Corp.	37,000	1,017,130
	FamilyMart Co, Ltd.	1,400	42,431
	GameStop Corp. Class A (l)	31,600	885,432
	Guess?, Inc.	48,100	1,013,948
	Home Depot, Inc. (The)	30,900	728,004
	Kohl's Corp. (l)	42,400	1,794,368
	Lawson, Inc.	900	37,096
	Lowe's Cos., Inc.	77,700	1,418,025
	McDonald's Corp.	15,500	845,835
	Polo Ralph Lauren Corp.	12,400	523,900
	Ryohin Keikaku Co., Ltd.	1,300	50,563
	Target Corp.	12,400	426,436
	TJX Cos., Inc.	49,100	1,258,924
¤	Wal-Mart Stores, Inc.	43,100	2,245,510
			12,905,558

	Semiconductors 0.7%
	Intel Corp.	108,100	1,626,905

	Software 2.2%
	Fiserv, Inc. (l)	15,300	557,838
¤	Microsoft Corp.	169,800	3,119,226
	Oracle Corp. (l)	68,600	1,239,602
	Square Enix Holdings Co., Ltd.	5,000	93,903
	VMware, Inc. Class A (l)	5,100	120,462
			5,131,031

	Telecommunications 3.5%
	American Tower Corp. Class A (l)	26,900	818,567
	Anixter International, Inc. (l)	11,700	370,656
	AT&T, Inc.	55,500	1,398,600
	Belgacom S.A.	6,080	190,638
	Chunghwa Telecom Co, Ltd., ADR (m)	2,673	48,729
	Cisco Systems, Inc. (l)	22,000	368,940
	Harris Corp.	25,500	737,970
	Juniper Networks, Inc. (l)	28,200	424,692
	Mobistar S.A.	2,770	174,994
	Nokia OYJ, Sponsored ADR (m)	45,100	526,317
	NTT DoCoMo, Inc., Sponsored ADR (m)	20,000	273,000
	NTT DoCoMo, Inc.	42	56,730
	Partner Communications, ADR (m)	2,000	30,240
	QUALCOMM, Inc.	36,400	1,416,324
	SBA Communications Corp. Class A (l)	22,200	517,260
	Verizon Communications, Inc.	25,800	779,160
	Vodafone Group PLC, ADR (m)	10,400	181,168
			8,313,985

	Toys, Games & Hobbies 0.1%
	Nintendo Co., Ltd., ADR (m)	350	12,775
	Nintendo Co., Ltd.	400	114,967
			127,742

	Transportation 0.6%
	ConAgra Foods, Inc.	14,400	242,928
	Kuehne & Nagel International A.G.	600	35,026
	Norfolk Southern Corp.	23,000	776,250
	Singapore Post, Ltd.	22,300	11,363
	SMRT Corp., Ltd.	24,800	24,947
	TNT N.V.	1,625	27,808
	Union Pacific Corp.	8,700	357,657
			1,475,979

	Total Common Stocks (Cost $142,433,734)		104,447,141

	Convertible Preferred Stocks 0.9%
	Banks 0.1%
	Bank of America Corp. 7.25% Series L	500	212,250
	Wells Fargo & Co. 7.50% Series L	100	47,899
			260,149

	Chemicals 0.1%
	Celanese Corp. 4.25%	7,200	145,575

	Diversified Financial Services 0.2%
	Affiliated Managers Group, Inc. 5.10%	8,300	172,225
	Citigroup, Inc. 6.50% Series T	8,700	237,945
			410,170

	Investment Company 0.0%‡
	Vale Capital, Ltd. 5.50% Series RIO	3,200	93,632

	Mining 0.1%
	Freeport-McMoRan Copper & Gold, Inc. 6.75%	2,600	167,882

	Pharmaceuticals 0.3%
	Schering-Plough Corp. 6.00%	3,700	778,850

	Software 0.0%‡
	QuadraMed Corp. 5.50% (n)	4,900	62,431

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	6,300	274,050

	Total Convertible Preferred Stocks (Cost $3,257,411)		2,192,739

	Exchange Traded Funds 0.2% (o)
	iShares MSCI EAFE Index Fund	3,200	120,288
	iShares S&P Europe 350 Index Fund	10,110	258,614
	Vanguard Europe Pacific	5,500	126,555
	Total Exchange Traded Funds (Cost $787,409)		505,457
	Number of Contracts	Value
Purchased Options 0.0%‡
Purchased Call Options 0.0%‡
Banks 0.0%‡
Bank of America Corp. Strike Price $10.00 Expires 4/18/09	330	4,620

Diversified Financial Services 0.0%‡
Citigroup, Inc. Strike Price $5.00 Expires 6/20/09	590	9,440

Insurance 0.0%‡
Aflac, Inc. Strike Price $30.00 Expires 5/16/09	206	8,240

Total Purchased Options (Cost $46,529)		22,300

Preferred Stock 0.0% ‡
Machinery 0.0%‡
BHM Technologies Holdings, Inc. 10.00% (b)(c)	35	0	(r)

Total Preferred Stock (Cost $0)		0

	Number of Warrants	Value
Warrants 0.1%
Airlines 0.1%
Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (d)	24,050	90,427

Total Warrants (Cost $92,835)		90,427

	Principal Amount	Value
Short-Term Investment 4.1%
Repurchase Agreement 4.1%
State Street Bank and Trust Co. 0.05%, dated 3/31/09 due 4/1/09 Proceeds at Maturity $9,849,673 (Collateralized by a United States Treasury Bill with a rate of 0.17% and a maturity date of 5/14/09, with a Principal Amount of $10,050,000 and a Market Value of $10,047,990).	$9,849,660	9,849,660

Total Short-Term Investment (Cost $9,849,660)		9,849,660

Total Investments (Cost $288,284,046) (s)	101.7%	242,041,158
Liabilities in Excess of
Cash and Other Assets	(1.7)	(3,996,691)

Net Assets	100.0%	$238,044,467

	Contracts Long	Unrealized Appreciation/ Depreciation (p)
Futures Contracts 0.0%‡
United States Treasury Note June 2009 (10 Year) (q)	60	$187,701

Total Futures Contracts Long (Settlement Value $7,444,688)		187,701

	Contracts Short	Unrealized Appreciation/ Depreciation (p)
United States Treasury Note June 2009 (2 Year) (q)	(120)	(142,861)

Total Futures Contracts Short (Settlement Value $26,146,875)		(142,861)

Total Futures Contracts (Settlement Value $18,702,187)		$44,840

¤	Among the Portfolio's 10 largest holdings or issuers, as of March 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at March 31, 2009.
(b)	Fair valued security. The total market value of these securities at March 31, 2009 is $918,136, which represents 0.4% of the Portfolio's net assets.
(c)	Illiquid security. The total market value of these securities at March 31, 2009 is $1,797,350, which represents 0.8% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at March 31, 2009 is $630,109, which represents 0.3% of the Portfolio's net assets.
(f)	Issue in default.
(g)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at March 31, 2009. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at March 31, 2009 is $4,089,752, which represents 1.7% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	ADR - American Depositary Receipt.
(n)	Restricted security.
(o)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(p)	Represents the difference between the value of the contracts at the time they were opened and the value at March 31, 2009.
(q)	At March 31, 2009, cash in the amount of $11,250 is segregated as collateral for futures contracts with the broker.
(r)	Less than one dollar.
(s)	At March 31, 2009, cost is $289,788,746 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,117,253
Gross unrealized depreciation	(51,864,841)
Net unrealized depreciation	$(47,747,588)

The following abbreviation is used in the above portfolio:
€	Euro

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$107,050,030	$190,051
Level 2 - Other Significant Observable Inputs	134,072,992	-
Level 3 - Significant Unobservable Inputs	918,136	-
Total	$242,041,158	$190,051

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's Liabilities carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (a)
Level 1 - Quoted Prices	$-	$(142,861)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$-	$(142,861)

(a) Other financial instruments include futures and foreign forward currency contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
Balance as of 12/31/08	$1,113,881
Accrued discounts/premiums	(31)
Realized gain (loss)	(52,323)
Change in unrealized appreciation/depreciation	8,224
Net purchases (sales)	(251,115)
Net transfers in and/or out of Level 3	99,500
Balance as of 3/31/09	$918,136
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	(74,231)

As of March 31, 2009, the Portfolio held the following foreign currency forward contracts:
		Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts :
Australian Dollar vs. U.S. Dollar, expiring 4/16/09	AUD	563,000		$376,233	$14,839
Pound Sterling vs. U.S. Dollar, expiring 5/12/09	GBP	28,765		44,000	(2,722)
		Contract Amount Sold		Contract Amount Purchased
Foreign Currency Sale Contracts :
Euro vs. Japanese Yen, expiring 6/25/09	EUR	216,900	JPY	28,482,766	(68)
Japanese Yen vs. Norwegian Krone, expiring 5/27/09	JPY	6,597,130	NOK	483,200	5,051
Swiss Franc vs. Japanese Yen, expiring 6/11/09	CHF	672,700	JPY	57,065,141	(14,750)
Net unrealized appreciation on foreign currency forward contracts					$2,350

As of March 31, 2009, the Portfolio held the following foreign currency:
		Currency		Cost	Value
Australian Dollar	AUD	47,781		$28,855	$33,224
Canadian Dollar (a)	CAD	(198)		(160)	(157)
Danish Krone	DKK	2,765		506	493
Euro	EUR	60,779		81,520	80,750
Hong Kong Dollar	HKD	82,849		10,680	10,690
Japanese Yen	JPY	16,718,599		174,161	168,900
Pound Sterling	GBP	11,375		16,318	16,322
Singapore Dollar	SGD	15,863		10,521	10,430
Swedish Krona	SEK	214,888		26,909	26,144
Swiss Franc	CHF	66,818		57,670	58,700
				$406,980	$405,496

(a) Currency was overdrawn as of March 31, 2009.

As of March 31, 2009, the Portfolio held the following restricted securities:

	Date of			3/31/09	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	4,900	$ 122,500	$ 62,431	0.0%‡

‡ Less than one-tenth of a percent.

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS unaudited  March 31, 2009

SECURITIES VALUATION

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Portfolio’s Manager, in consultation with a Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on each valuation date. Investments in other funds are valued at their net asset values ("NAV") at the close of the New York Stock Exchange on the date of valuation.

Investments in money market funds are valued daily at their NAV. Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Loans assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of March 31, 2009, 100% of total investments in loans were valued based on prices from such services. Options and Futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At March 31, 2009, the Convertible, Developing Growth, Government, High Yield Corporate Bond and Total Return Portfolios held securities with values of  $234, $1, $1,377,768, $8,947,942 and $918,136, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios, including the International Equity Portfolio, principally trade, and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund’s Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. At March 31, 2009, foreign securities held by the Portfolios were not fair valued.

The Portfolios adopted Financial Accounting Standards Board ( “FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective for the fiscal year beginning January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of March 31, 2009, for each Portfolio’s investments is included at the end of each Portfolio’s Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value during the period ended  March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	May 14, 2009

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	May 14, 2009